CER	Pool	Evident Risk Grade	Payment Performance Grade	Collections Grade	Risk	Payment Performance	Collections and Servicing	Evident Risk Exception Notes	Payment Performance Exception Notes	Collections Exception Notes	Information	Missing Documents	Data	Missing Documents and Information Comments	Clayton Comments	Servicer	Platform	Origination Brand	Borrower Type	Net Advance Amount	Completion Date	Original Term (months)	Loan Maturity Date	Purpose of the Loan	Original LTV	Initial Interest Rate	Original Repayment Basis	Repayment Vehicle	Live Status	Current Balance	Unitary Current Balance	Current Repayment Basis	Current Interest Rate (%)	Unitary Secured Maximum Potential Exposure	Current Interest Rate Type	Current Monthly Subscription	Current margin/discount	Redemption Date	Borrower 1 Employment Status	Borrower 2 Employment Status	Borrower 3 Employment Status	Borrower 4 Employment Status	Borrower 1 Income	Borrower 2 Income	Borrower 3 Income	Borrower 4 Income	Property Type	Year of Construction	Tenure	Lease Remaining at Completion (Years)	Right to Buy?	Lien	Annual Rental Income	Rental coverage %	Further Advance Annual Rental Income	Rental Coverage (F/ADV)	Purchase Price	Original Valuation Amount	Date of Original Valuation	Type of Original Valuation	Latest Valuation amount	Latest Valuation Date	Indexed Valuation	Indexed LTV (%)	Arrears Balance	Secured MIA	Last Payment Type	Pay Intention	Arrears likely to	Reason for arrears	ATP	ATP Type	Realistic ATP	ATP Amount	ATP Start Date	ATP End Date	ATP Comments	FC Instructed Date	FC Valuation	FC Comments	Number of Payment holiday taken (previous 36 months)	Payment Holiday Dates	Reason for Payment Holiday	Forbearance measure	Forbearance details (amount, dates, rationale)	Capitalised Arrears Date 1	Amount Capitalised	Capitalised Arrears Date 2	Term Extended	Term Extension Date 1	Date of Deal Rate Switch 1	Date of Repayment Switch 1	Type of Repayment Switch 1	Evidence of Modification	Last Modification Date	Modification Comments	Ever been in Litigation	Litigation Comments	SPO Amount	SPO Start Date	SPO End Date	SPO Comments	LPA receiver ever instructed	LPA receiver name	LPA date instructed	Exit strategy	Details of letters sent	Underwriting Issue - RISK.01	Loan maturing in under 5 years not correctly managed - RISK.06	Potential Shortfall - RISK.09	Actual Shortfall - RISK.10	Occupancy Rights - RISK.12	Rental Income not correctly assessed or not within criteria - RISK.14	FAdv Rental Income not correctly assessed or not within criteria - RISK.16	Rental Income not within criteria - UW Discretion applied - RISK.17	F/AD rental income not within criteria - UW Discretion applied - RISK.18	Vulnerability - Severe or long term illness - RISK.19	Vulnerability - Mental health - RISK.20	Vulnerability - Physical health - RISK.21	Vulnerability - Other - RISK.25	BKO / IVA Post-Completion - RISK.30	Project Coup Remediation - RISK.33	Borrower whereabouts unknown - RISK.36	Complaint (not PPI) - RISK.41	Legal Dispute / Insurance Claim - RISK.45	CAI Review LIO Remediation - RISK.46	Other Borrower Risk - RISK.50	Title - Borrowers Names incorrect - RISK.52	Title - Address incorrect - RISK.53	Title - 1st Charge not held - RISK.54	Title - Other Charges - RISK.55	Title - Other Title Issue - RISK.59	Ground Rent Debited - RISK.61	Property Abandoned / Empty - RISK.64	BTL - Borrower in occupancy - RISK.65	2nd Mortgagee legal proceedings commenced - RISK.69	Property is Non Standard Construction / Non Easily Marketable - RISK.72	Adverse Valuer Comments - RISK.73	Let to family members - RISK.76	Other Loan Risk - RISK.79	Other Property Risk - RISK.89	App form incomplete/incorrect - RISK.91	Contact and communication with borrowers not correctly conducted - COLL.02	No active, timely or effective dialogue with borrowers - COLL.03	Other servicing issue - COLL.07	Arrears likely to Increase - PAY.02	New arrears >1mth in past 12mths - PAY.03	Payment difficulties. DD Recalls / Late or partial payments - PAY.04	Account in Credit - Payment Missed/Partial Payments - PAY.05	Account in Credit - 2 consecutive payments missed - PAY.06	Reperforming case servicing notes - INFO.04	BTL Market Change Campaign - INFO.07	LPA Receiver Instructed - INFO.08	Loan Redeemed - INFO.10	Loan Part Redeemed - INFO.11	Application Missing - Known - MISS.21	Offer Missing - Known - MISS.22	Valuation Missing - Known - MISS.24	KYC Missing - Known - MISS.25	Declaration missing - Known - MISS.26	Evidence of Income missing - Known - MISS.27	CoT Missing / Request for funds - Known - MISS.28	All documents missing - Known - MISS.29	Further advance documents missing - Known - MISS.33	Certificate of Incorporation - Known - MISS.37	Other Document - Known - MISS.38	Data issues - DATA.01
500	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	7,000.00	15-Apr-03	291	31-Jul-27	Further Advance	77.35	4.57	Interest Only	Unknown	Live	7,207.19	84,784.79	Interest Only	1.18	84,784.79	Tracker (Libor)	7.44	0.89		Self Employed Full or Part time	Self Employed Full or Part time			40,000.00	40,000.00	0.00	0.00	Terraced House	1980	Freehold	0	N	1st		145	6,000.00	145	91,000.00	100,000.00	28-Mar-03	Physical	100,000.00	28-Mar-03	175,492.06	48.31	0	0	Direct Debit														0
501	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	82,025.00	4-Sep-03	300	30-Sep-28	Purchase	58.8	4.89	Repayment	Repayment	Live	44,193.38	53,545.37	Repayment	1.39	53,545.37	Tracker	359.34	1.14		Self Employed Full or Part time				40,000.00	0.00	0.00	0.00	Terraced House	1865	Freehold	0	N	1st	6,000.00		10,800.00		96,500.00	96,500.00	4-Sep-03	Physical	139,500.00	1-Sep-04	214,289.37	24.99	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
502	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	15,000.00	15-Sep-04	287	31-Aug-28	Further Advance	58.8	6.75	Repayment	Repayment	Live	9,351.99	53,545.37	Repayment	4.59	53,545.37	SVR Linked	90.25	0		Self Employed Full or Part time				40,000.00	0.00	0.00	0.00	Terraced House	1865	Freehold	0	N	1st			10,800.00		96,500.00	96,500.00	4-Sep-03	Physical	139,500.00	1-Sep-04	214,289.37	24.99	0	0	Direct Debit														0
503	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	30,000.00	26-Aug-03	180	31-Aug-18	Remortgage	30	4.24	Interest Only	Unknown	Live	30,427.56	67,513.65	Interest Only	0.99	67,513.65	Tracker	25.1	0.74		Self Employed Full or Part time				20,000.00	21,000.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	3,600.00		5,520.00		0.00	40,000.00	22-Jul-03	Physical	100,000.00	21-Apr-08	107,387.60	62.87	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Transfer of Equity	18-Apr-06	Initial loan was in joint names with Philip Metcalfe. Loan was transferred into the sole name of John McMinn 18/4/2006	N						N			No exit strategy evidenced yet	Annual statements advising repayment vehicle necessary. Also sent letter to Borrower dated 4/8/17 advising 12 months to end term and asking for Borrower plan to clear.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
504	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	37,000.00	10-Jun-08	122	31-Aug-18	Further Advance	30	6.75	Interest Only	Unknown	Live	37,086.09	67,513.65	Interest Only	4.34	67,513.65	SVR Linked	134.13	-0.25		Self Employed Full or Part time				20,000.00	21,000.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	3,600.00		5,520.00		0.00	40,000.00	22-Jul-03	Physical	100,000.00	21-Apr-08	107,387.60	62.87	0	0	Direct Debit														0																N
505	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	32,250.00	26-Aug-03	180	31-Aug-18	Remortgage	32.25	4.24	Interest Only	Unknown	Live	32,674.60	72,696.12	Interest Only	0.99	72,696.12	Tracker	26.95	0.74		Self Employed Full or Part time				20,000.00	21,000.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	3,900.00		6,000.00		0.00	43,000.00	23-Jul-03	Physical	100,000.00	21-Apr-08	107,387.60	67.7	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Transfer of Equity	18-Apr-06	Initial loan was in joint names with Philip Metcalfe. Loan was transferred into the sole name of John McMinn 18/4/2006	N						N			No exit strategy evidenced yet	Annual statements advising repayment vehicle necessary. Also sent letter to Borrower dated 4/8/17 advising 12 months to end term and asking for Borrower plan to clear.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
506	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	40,000.00	25-Jul-08	123	31-Oct-18	Further Advance	32.25	6.75	Interest Only	Unknown	Live	40,021.52	72,696.12	Interest Only	4.34	72,696.12	SVR Linked	144.75	-0.25		Self Employed Full or Part time				20,000.00	21,000.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	3,900.00		6,000.00		0.00	43,000.00	23-Jul-03	Physical	100,000.00	21-Apr-08	107,387.60	67.7	0	0	Direct Debit														0
507	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓		This was a Part and Part account at origination with 40,000 Interest Only on main account (CER 507) and 43,300 Repayment on sub account (CER508).	HML	Iconnect	GMAC	Individual	40,000.00	17-Oct-03	300	31-Oct-28	Purchase	40.82	4.95	Interest Only	Unknown	Live	40,397.11	82,280.85	Interest Only	4.59	82,280.85	SVR Linked	154.53	0		Full time Employed				38,450.00	0.00	0.00	0.00	Flat or Apartment	1893	Leasehold	124	N	1st	6,300.00				98,000.00	98,000.00	4-Jul-03	Physical	98,000.00	4-Jul-03	143,158.86	57.48	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
508	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	43,300.00	17-Oct-03	300	31-Oct-28	Purchase	40.82	4.95	Repayment	Repayment	Live	41,883.74	82,280.85	Interest Only	4.59	82,280.85	SVR Linked	160.21	0		Full time Employed				38,450.00	0.00	0.00	0.00	Flat or Apartment	1893	Leasehold	124	N	1st	6,300.00				98,000.00	98,000.00	4-Jul-03	Unknown	98,000.00	4-Jul-03	143,158.86	57.48	0	0	Direct Debit														0								N			23-Aug-05	REP to IO
509	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	120,700.00	25-Nov-03	240	30-Nov-23	Purchase	48.47	4.95	Interest Only	Unknown	Live	120,904.30	186,431.77	Interest Only	4.59	186,431.77	SVR Linked	462.49	0		Self Employed Full or Part time	Self Employed Full or Part time			90,000.00	90,000.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	9,000.00		15,600.00		142,000.00	142,000.00	6-Aug-03	Physical	249,000.00	30-Jul-04	279,030.38	66.81	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
510	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	65,650.00	24-Aug-04	231	30-Nov-23	Further Advance	48.47	6.5	Interest Only	Unknown	Live	65,527.47	186,431.77	Interest Only	4.59	186,431.77	SVR Linked	250.66	0		Self Employed Full or Part time	Self Employed Full or Part time			90,000.00	90,000.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	9,000.00		15,600.00		142,000.00	142,000.00	6-Aug-03	Unknown	249,000.00	30-Jul-04	279,030.38	66.81	0	0	Direct Debit														0
511	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	45,900.00	23-Sep-05	240	30-Sep-25	Purchase	85	5.75	Interest Only	Unknown	Live	46,398.78	66,615.78	Interest Only	4.59	66,615.78	SVR Linked	177.48	4.34		Self Employed Full or Part time	Self Employed Full or Part time			50,000.00	15,000.00	0.00	0.00	Terraced House	1905	Freehold	0	N	1st	3,600.00	116.95	5,520.00		54,000.00	54,000.00	19-Jul-05	Physical	83,000.00	12-Apr-07	81,627.89	81.61	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
512	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	20,000.00	26-Apr-07	220	31-Aug-25	Further Advance	55.3	7	Interest Only	Unknown	Live	20,217.00	66,615.78	Interest Only	4.34	66,615.78	SVR Linked	73.12	-0.25		Self Employed Full or Part time	Self Employed Full or Part time			50,000.00	15,000.00	0.00	0.00	Terraced House	1905	Freehold	0	N	1st	3,600.00	220.48	5,520.00		54,000.00	54,000.00	19-Jul-05	Physical	83,000.00	12-Apr-07	81,627.89	81.61	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N								N						N
513	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	65,450.00	4-Nov-05	300	30-Nov-30	Purchase	85	5.55	Interest Only	Unknown	Live	65,672.52	71,902.62	Interest Only	4.59	71,902.62	SVR Linked	251.21	0		Full time Employed				20,000.00	0.00	0.00	0.00	Flat or Apartment	1900	Leasehold	74	N	1st	4,740.00		5,100.00		77,000.00	77,000.00	27-Sep-05	Unknown	95,000.00	23-May-07	107,778.29	66.71	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
514	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	5,793.00	20-Jul-07	279	31-Oct-30	Further Advance	68.89	7.25	Interest Only	Unknown	Live	6,230.10	71,902.62	Interest Only	4.34	71,902.62	SVR Linked	22.53	-0.25		Full time Employed				33,000.00	0.00	0.00	0.00	Flat or Apartment	1900	Leasehold	74	N	1st	4,740.00		5,100.00		77,000.00	77,000.00	4-Nov-05	Unknown	95,000.00	23-May-07	107,778.29	66.71	0	0	Direct Debit														0
515	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	218,050.00	24-Feb-06	300	28-Feb-31	Purchase	89	5.45	Interest Only	Sale of Property	Live	218,867.93	238,934.30	Interest Only	4.59	238,934.30	SVR Linked	837.22	0		Full time Employed				55,000.00	0.00	0.00	0.00	Bungalow	2005	Freehold	0	N	1st	14,400.00		18,000.00		245,000.00	245,000.00	28-Nov-05	Unknown	300,000.00	23-Jun-08	353,014.75	67.68	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
516	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	20,000.00	14-Jul-08	271	28-Feb-31	Further Advance	79.35	6.75	Interest Only	Unknown	Live	20,066.37	238,934.30	Interest Only	4.34	238,934.30	SVR Linked	122.4	-0.25		Full time Employed				55,000.00	0.00	0.00	0.00	Bungalow	2005	Freehold	0	N	1st					245,000.00	245,000.00	24-Feb-06	Unknown	300,000.00	23-Jun-08	353,014.75	67.68	0	0	Direct Debit														0
517	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	62,300.00	10-Mar-06	180	31-Mar-21	Purchase	69.22	5.45	Interest Only	Unknown	Live	63,099.90	70,600.18	Interest Only	4.59	70,600.18	SVR Linked	241.37	0		Full time Employed	Self Employed Full or Part time			92,000.00	44,800.00	0.00	0.00	Semi Detached House	1930	Freehold	0	N	1st	4,800.00		4,560.00		70,000.00	70,000.00	10-Feb-06	Physical	90,000.00	16-Apr-07	88,512.17	79.76	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Exit strategy unknown at this stage.	No contact made with Borrower as Buy to let loan	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
518	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	7,250.00	9-Jul-07	164	31-Mar-21	Further Advance	69.22	7.25	Interest Only	Unknown	Live	7,500.28	70,600.18	Interest Only	4.34	70,600.18	SVR Linked	27.12	-0.25		Full time Employed	Self Employed Full or Part time			92,000.00	44,800.00	0.00	0.00	Semi Detached House	1930	Freehold	0	N	1st	4,800.00		4,560.00		70,000.00	70,000.00	10-Mar-06	Physical	90,000.00	16-Apr-07	88,512.17	79.76	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Exit strategy unknown at this stage.	No contact made with Borrower as Buy to let loan
519	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	213,600.00	30-Jun-06	300	30-Jun-31	Purchase	83.76	5.55	Interest Only	Unknown	Live	215,630.27	222,980.39	Interest Only	2.39	222,980.39	Tracker	429.47	2.14		Full time Employed				40,000.00	0.00	0.00	0.00	Terraced House	1985	Freehold	0	N	1st	12,600.00		14,400.00		240,000.00	240,000.00	5-May-06	Physical	255,000.00	7-Aug-07	357,114.45	62.44	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
520	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	7,000.00	25-Sep-07	285	30-Jun-31	Further Advance	83.76	5.55	Interest Only	Unknown	Live	7,350.12	222,980.39	Interest Only	2.39	222,980.39	Tracker	14.63	2.14		Full time Employed				55,000.00	0.00	0.00	0.00	Terraced House	1985	Freehold	0	N	1st	12,600.00		14,400.00		240,000.00	240,000.00	30-Jun-06	Physical	255,000.00	7-Aug-07	357,114.45	62.44	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0					22-Jun-10	44.77							None			N						N
521	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.29 - All documents missing - Known: All origination documents are not found on the file. Referred to servicer confirmed missing		HML	Iconnect	GMAC	Individual	56,285.00	28-Mar-03	300	30-Apr-28	Purchase	82.71	4.89	Interest Only	Unknown	Live	56,686.81	66,688.40	Interest Only	1.39	66,688.40	Tracker	65.66	1.14		Employed				25,000.00				Terraced House	1980	Freehold	0	N	1st			10,320.00		68,050.00	78,000.00	21-Jan-04	Physical	78,000.00	21-Jan-04	127,594.40	52.27	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓
522	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	10,000.00	12-Feb-04	289	31-Mar-28	Further Advance	72.16	5.75	Interest Only	Unknown	Live	10,001.59	66,688.40	Interest Only	4.59	66,688.40	SVR Linked	38.25	0		Employed				16,064.00	0.00	0.00	0.00	Terraced House	1980	Freehold	0	N	1st			10,320.00		68,050.00	78,000.00	21-Jan-04	Unknown	78,000.00	21-Jan-04	127,594.40	52.27	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
523	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	40,375.00	15-Aug-03	300	31-Aug-28	Purchase	85	4.74	Repayment	Unknown	Live	22,127.25	42,372.38	Repayment	1.49	42,372.38	Tracker	179.45	1.24		Self Employed Full or Part time				30,000.00	0.00	0.00	0.00	Flat or Apartment	1880	Leasehold	876	N	1st	3,900.00		5,400.00		47,500.00	47,500.00	13-Jun-03	Physical	85,000.00	27-Aug-08	80,786.88	52.45	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
524	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	19,982.00	18-Sep-08	238	31-Jul-28	Further Advance	85	6.75	Interest Only	Unknown	Live	20,245.13	42,372.38	Interest Only	1.49	42,372.38	SVR Linked	73.22	-0.25		Self Employed Full or Part time				120,000.00	0.00	0.00	0.00	Flat or Apartment	1880	Leasehold	876	N	1st	3,900.00		5,400.00		47,500.00	47,500.00	13-Jun-03	Unknown	47,500.00	13-Jun-03	80,786.88	52.45	0	0	Other	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
525	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	116,250.00	12-Dec-03	300	31-Dec-28	Remortgage	75	4.49	Interest Only	Unknown	Live	116,637.46	139,071.63	Interest Only	0.99	139,071.63	Tracker	96.22	0.74		Full time Employed				24,000.00	0.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	9,600.00		10,800.00		0.00	155,000.00	14-Aug-03	Physical	185,000.00	30-Dec-05	204,376.47	68.05	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
526	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	22,100.00	3-Mar-06	273	31-Dec-28	Further Advance	75	6.5	Interest Only	Unknown	Live	22,434.17	139,071.63	Interest Only	4.59	139,071.63	SVR Linked	85.81	0		Full time Employed				29,000.00	0.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	9,600.00		10,800.00		0.00	155,000.00	12-Dec-03	Unknown	185,000.00	30-Dec-05	204,376.47	68.05	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
527	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	34,000.00	9-Jan-04	300	31-Jan-29	Purchase	38.2	4.95	Interest Only	Unknown	Live	34,516.66	68,580.84	Interest Only	2.99	68,580.84	Tracker	85.97	2.74		Self Employed Full or Part time	Self Employed Full or Part time			25,000.00	20,000.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	3,840.00		5,760.00		40,250.00	40,000.00	9-Jan-04	Unknown	89,000.00	9-May-06	93,772.55	73.14	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		4-Mar-09			None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
528	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	33,675.00	21-Nov-06	265	31-Dec-28	Further Advance	38.2	6.5	Interest Only	Unknown	Live	34,064.18	68,580.84	Interest Only	2.99	68,580.84	Tracker	84.88	2.74		Self Employed Full or Part time	Self Employed Full or Part time			40,000.00	90,000.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	3,840.00		5,760.00		40,250.00	40,000.00	9-Jan-04	Unknown	89,000.00	9-May-06	93,772.55	73.14	0	0	Direct Debit														0										4-Mar-09
529	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	33,950.00	22-Jul-05	180	31-Jul-20	Purchase	67.9	5.65	Interest Only	Unknown	Live	35,132.37	43,373.66	Interest Only	4.59	43,373.66	SVR Linked	134.39	0		Self Employed Full or Part time				30,000.00	0.00	0.00	0.00	Terraced House	1880	Freehold	0	N	1st	3,900.00		4,200.00		39,950.00	38,950.00	22-Jul-05	Physical	50,000.00	10-Apr-06	54,380.21	79.76	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Repayment strategy not known as no contact made with borrower.	No contact made with Borrower yet as Buy to Let mortgage.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
530	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	8,000.00	15-May-06	170	31-Jul-20	Further Advance	67.9	6.5	Interest Only	Unknown	Live	8,241.29	43,373.66	Interest Only	4.59	43,373.66	SVR Linked	31.52	0		Self Employed Full or Part time				30,000.00	0.00	0.00	0.00	Terraced House	1880	Freehold	0	N	1st	3,900.00		4,200.00		39,950.00	38,950.00	22-Jul-05	Physical	50,000.00	10-Apr-06	54,380.21	79.76	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Repayment strategy not known as no contact made with borrower.	No contact made with Borrower yet as Buy to Let mortgage.
531	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	45,000.00	12-Jul-05	300	31-Jul-30	Purchase	69.23	5.49	Interest Only	Unknown	Live	45,486.07	65,468.83	Interest Only	4.59	65,468.83	SVR Linked	173.99	0		Self Employed Full or Part time				40,000.00	0.00	0.00	0.00	Terraced House	1900	Leasehold	895	N	1st	4,500.00		5,700.00		65,000.00	65,000.00	25-May-05	Physical	90,000.00	23-May-08	94,563.99	69.23	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
532	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	19,660.00	3-Jun-08	265	31-Jul-30	Further Advance	69.23	6.75	Interest Only	Unknown	Live	19,982.76	65,468.83	Interest Only	4.34	65,468.83	SVR Linked	72.27	-0.25		Self Employed Full or Part time				64,000.00	0.00	0.00	0.00	Terraced House	1900	Leasehold	895	N	1st	4,500.00		5,700.00		65,000.00	65,000.00	25-May-05	Unknown	90,000.00	23-May-08	94,563.99	69.23	0	0	Direct Debit														0
533	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	69,420.00	24-Mar-06	240	24-Mar-26	Purchase	75.46	5.45	Interest Only	Unknown	Live	70,227.36	78,446.66	Interest Only	4.59	78,446.66	SVR Linked	268.63	0		Full time Employed				38,808.00	0.00	0.00	0.00	Flat or Apartment	1900	Freehold	0	N	1st	5,100.00		6,000.00		78,000.00	78,000.00	25-Jan-06	Physical	92,000.00	19-Jul-07	88,225.83	88.92	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
534	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	7,980.00	17-Sep-07	222	31-Mar-26	Further Advance	75.46	7.5	Interest Only	Unknown	Live	8,219.30	78,446.66	Interest Only	4.34	78,446.66	SVR Linked	29.72	-0.25		Full time Employed				41,414.00	0.00	0.00	0.00	Flat or Apartment	1900	Freehold	0	N	1st	5,100.00		6,000.00		78,000.00	78,000.00	24-Mar-06	Physical	92,000.00	19-Jul-07	88,225.83	88.92	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N
535	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	60,075.00	9-Mar-06	300	9-Mar-31	Purchase	66.75	5.45	Interest Only	Unknown	Live	60,824.55	71,095.07	Interest Only	4.59	71,095.07	SVR Linked	232.66	0		Full time Employed	Full time Employed			25,000.00	31,000.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	4,500.00		5,400.00		67,500.00	67,500.00	26-Jan-06	Unknown	90,000.00	21-Dec-07	92,210.17	77.1	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
536	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	10,000.00	10-Jan-08	277	28-Feb-31	Further Advance	66.75	7.25	Interest Only	Unknown	Live	10,270.52	71,095.07	Interest Only	4.34	71,095.07	SVR Linked	37.14	-0.25		Full time Employed	Full time Employed			1.00	1.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	4,500.00		5,400.00		67,500.00	67,500.00	9-Mar-06	Physical	90,000.00	21-Dec-07	92,210.17	77.1	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
537	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	102,000.00	13-Apr-06	300	13-Apr-31	Remortgage	70.34	5.49	Interest Only	Unknown	Live	102,073.16	119,802.14	Interest Only	1.24	119,802.14	Tracker	105.47	0.99		Self Employed Full or Part time				100,000.00	0.00	0.00	0.00	Terraced House	1970	Freehold	0	N	1st	6,900.00		10,320.00		0.00	120,000.00	13-Apr-06	Physical	145,000.00	17-Aug-07	147,257.00	81.36	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
538	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	18,300.00	5-Sep-07	283	13-Apr-31	Further Advance	70.34	7.5	Interest Only	Unknown	Live	17,728.98	119,802.14	Interest Only	4.34	119,802.14	SVR Linked	64.13	-0.25		Self Employed Full or Part time				120,000.00	0.00	0.00	0.00	Terraced House	1970	Freehold	0	N	1st	6,900.00		10,320.00		0.00	120,000.00	13-Apr-06	Physical	145,000.00	17-Aug-07	147,257.00	81.36	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
539	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.21 - Application Missing - Known: Application form not found on file. Referred to servicer and confirmed not available		HML	Iconnect	GMAC	Individual	75,645.00	20-Sep-06	300	20-Sep-31	Purchase	56.03	5.39	Interest Only	Unknown	Live	78,402.28	92,213.54	Interest Only	2.39	92,213.54	Tracker	156.15	2.14		Self Employed Full or Part time				21,900.00	0.00	0.00	0.00	Flat or Apartment	2006	Leasehold	999	N	1st	6,720.00		6,300.00		84,995.00	135,000.00	20-Sep-06	Unknown	135,000.00	21-Aug-07	151,218.13	60.98	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
540	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	13,500.00	2-Oct-07	287	20-Sep-31	Further Advance	56.03	7.5	Interest Only	Unknown	Live	13,811.26	92,213.54	Interest Only	2.39	92,213.54	Tracker	27.5	2.14		Self Employed Full or Part time				26,000.00	0.00	0.00	0.00	Flat or Apartment	2006	Leasehold	999	N	1st	6,720.00		6,300.00		84,995.00	135,000.00	20-Sep-06	Unknown	135,000.00	21-Aug-07	151,218.13	60.98	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
541	12 months PH	B	B	A	✗	✗	✓	RISK.61 - Ground Rent Debited: Sub account 2 was set up on 17 October 2014 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. No annual fee has been charged to the main account	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Sub account 2 has not been serviced from February 2016 to 30 November 2016. Arrears on sub account 2 were cleared in full by way of additional bank payment on 23 December 2016 amounting to 44.46.Sub account 1 continued to perform in line with expected monthly payment being made by way of direct debit		✓	✓	✓			HML	Iconnect	GMAC	Individual	129,050.00	7-Jul-06	300	31-Jul-31	Purchase	89	5.39	Interest Only	Unknown	Live	131,834.30	132,998.10	Interest Only	4.59	132,998.10	SVR Linked	506.47	0		Self Employed Full or Part time				15,000.00	0.00	0.00	0.00	Flat or Apartment	2006	Leasehold	122	N	1st	7,200.00				145,000.00	145,000.00	25-May-06	Physical	145,000.00	25-May-06	150,438.12	88.41	0.18	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
542	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	1,115.93	15-Oct-14	200	30-Jun-31	Ground Rent	89			Unknown	Live	1,163.80	132,998.10	Interest Only	4.59	132,998.10	SVR Linked	4.38	0		Self Employed Full or Part time				15,000.00	0.00	0.00	0.00	Flat or Apartment	2006	Leasehold	122	N	1st					145,000.00	145,000.00	25-May-06	Unknown	145,000.00	25-May-06	150,438.12	88.41	0.18	0	Direct Debit														0
543	12 months PH	B	A	A	✗	✓	✓	RISK.91 - App form incomplete/incorrect: Application form signed but not dated RISK.61 - Ground Rent Debited: This sub account was set up on 1st July 2014 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of the lenders standard variable rate on the outstanding balance is charged each year on this sub account as long it remains live.			✓	✓	✓			HML	Iconnect	GMAC	Individual	176,727.00	3-Jul-06	300	3-Jul-31	Purchase	88.36	5.54	Interest Only	Unknown	Live	178,905.72	180,528.37	Interest Only	4.59	180,528.37	SVR Linked	687.06	0		Self Employed Full or Part time				100,000.00	0.00	0.00	0.00	Flat or Apartment	2005	Leasehold	138	N	1st	9,600.00		9,600.00		200,000.00	200,000.00	22-May-06	Physical	200,000.00	22-May-06	291,663.74	61.9	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
544	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	1,615.38	1-Aug-14	203	3-Jul-31	Ground Rent	88.36			Unknown	Live	1,622.65	180,528.37	Interest Only	4.59	180,528.37	SVR Linked	6.2	0		Self Employed Full or Part time				100,000.00	0.00	0.00	0.00	Flat or Apartment	2005	Leasehold	138	N	1st					200,000.00	200,000.00	22-May-06	Unknown	200,000.00	22-May-06	291,663.74	61.9	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
545	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	80,527.00	21-Aug-06	240	31-Aug-26	Purchase	89	5.54	Interest Only	Unknown	Live	81,927.04	99,688.96	Interest Only	4.59	99,688.96	SVR Linked	313.39	0		Self Employed Full or Part time	Self Employed Full or Part time			80,000.00	30,000.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	4,800.00		6,000.00		90,480.00	90,500.00	9-Jun-06	Physical	117,000.00	10-Apr-07	115,065.82	86.64	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
546	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	17,400.00	19-Jun-07	230	31-Aug-26	Further Advance	68.83	7.25	Interest Only	Unknown	Live	17,761.92	99,688.96	Interest Only	4.34	99,688.96	SVR Linked	64.24	-0.25		Self Employed Full or Part time	Self Employed Full or Part time			80,000.00	30,000.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	4,800.00		6,000.00		90,480.00	90,500.00	21-Aug-06	Unknown	117,000.00	10-Apr-07	115,065.82	86.64	0	0	Direct Debit														0
547	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: The sub account was set up on 27th June 2013 in respect of unpaid ground rent. The amount of 875.09. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 26.50 on 8th December 2014, 26.40 0n 26th August 2015 and 26.51 on 13 July 2016.			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: The rental coverage based on the gross loan amount does not meet the minimum rental coverage amount of 100%. If the coverage calculation was based upon the net loan amount the rental coverage meets the requirements. It is unclear from the lending policy if the net loan can be used for the calculations, however it is assumed that underwriters discretion has been applied to the account.		HML	Iconnect	GMAC	Individual	97,043.00	20-Dec-06	240	31-Dec-26	Purchase	82.24	5.74	Interest Only	Unknown	Live	99,408.19	99,977.98	Interest Only	4.59	99,977.98	SVR Linked	380.26	0		Self Employed Full or Part time				60,000.00	0.00	0.00	0.00	Flat or Apartment	2006	Leasehold	150	N	1st	5,580.00	98.31			117,995.00	117,995.00	28-Jun-06	Physical	117,995.00	28-Jun-06	135,058.29	74.03	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			Y
Litigation was instructed on 16th May 2013  with a hearing date set for 25th June 2013. Arrears were cleared full by card payment on 24th June 13 and the Hearing was adjourned. No further Litigation issues since then.
																																																																																																							N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
548	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	0.00	27-Jun-13	161	30-Nov-26	Ground Rent	82.24		Interest Only	Unknown	Live	569.79	99,977.98	Interest Only	4.59	99,977.98	SVR Linked	3.36	0		Self Employed Full or Part time				60,000.00	0.00	0.00	0.00	Flat or Apartment	2006	Leasehold	150	N	1st		Ground Rent			117,995.00	117,995.00	28-Jun-06	Physical	117,995.00	28-Jun-06	135,058.29	74.03	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
549	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	80,794.00	21-Aug-06	240	31-Aug-26	Purchase	88.8	5.54	Interest Only	Unknown	Live	82,233.84	93,582.33	Interest Only	4.59	93,582.33	SVR Linked	314.56	0		Self Employed Full or Part time	Self Employed Full or Part time			80,000.00	30,000.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	4,800.00		10,700.00		90,780.00	91,000.00	27-Jun-06	Physical	110,000.00	10-Jul-08	125,354.74	74.65	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
550	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	11,200.00	11-Aug-08	216	31-Aug-26	Further Advance	91.81	7	Interest Only	Unknown	Live	11,348.49	93,582.33	Interest Only	4.34	93,582.33	SVR Linked	41.04	-0.25		Self Employed Full or Part time	Self Employed Full or Part time			80,000.00	30,000.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	4,800.00		10,700.00		90,780.00	91,000.00	21-Aug-06	Physical	110,000.00	10-Jul-08	125,354.74	74.65	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0								N					None			N						N
551	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	44,500.00	24-Nov-06	180	30-Nov-21	Purchase	71.77	5.54	Interest Only	Unknown	Live	46,708.13	52,430.38	Interest Only	4.59	52,430.38	SVR Linked	178.67	0		Full time Employed				45,000.00	0.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	3,900.00				50,000.00	50,000.00	24-Nov-06	Unknown	62,000.00	4-Apr-08	60,771.78	86.27	0	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			Y	Date instructed 13th April 2012. Date of Hearing 8th June 2012. Hearing adjourned. Arrears of £1,383.99 repaid in June 2012.					N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
552	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	5,500.00	18-Apr-08	163	30-Nov-21	Further Advance	71.77	7	Interest Only	Unknown	Live	5,722.25	52,430.38	Interest Only	4.34	52,430.38	SVR Linked	20.7	-0.25		Full time Employed				45,000.00	0.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	3,900.00		4,200.00		50,000.00	50,000.00	24-Nov-06	Unknown	62,000.00	4-Apr-08	60,771.78	86.27	0	0	Other														0			None					N					None
553	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓		One loan offer for case 553 and 554. One Repayment one Interest Only drawn down on the same day.	HML	Iconnect	GMAC	Individual	49,045.00	9-Nov-06	360	30-Nov-36	Purchase	88.99	5.69	Interest Only	Unknown	Live	45,333.46	109,284.37	Repayment	4.59	109,284.37	SVR Linked	294.36	0		Full time Employed	Full time Employed			22,000.00	11,000.00	0.00	0.00	Flat or Apartment	2006	Leasehold	125	N	1st	7,800.00				144,995.00	145,000.00	4-Sep-06	Physical	145,000.00	4-Sep-06	209,138.98	52.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
554	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	80,000.00	9-Nov-06	360	30-Nov-36	Purchase	33.82	5.69	Repayment	Repayment	Live	63,950.91	109,284.37	Repayment	4.59	109,284.37	SVR Linked	415.25	0		Full time Employed	Full time Employed			22,000.00	11,000.00	0.00	0.00	Flat or Apartment	2006	Leasehold	125	N	1st					144,995.00	145,000.00	4-Sep-06	Physical	145,000.00	4-Sep-06	209,138.98	52.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
555	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.10 - Loan Redeemed: Loan redeemed in full (CER 555 and CER 556) in May 2017.		HML	Iconnect	GMAC	Individual	84,550.00	13-Nov-06	300	30-Nov-31	Purchase	65.04	5.69	Interest Only	Unknown	Redeemed	108.22	0.00	Interest Only	4.59	0.00	Redeemed	0	0	26-May-2017	Full time Employed				15,000.00	0.00	0.00	0.00	Terraced House	1960	Freehold	0	N	1st	7,800.00		7,800.00		95,000.00	120,000.00	13-Nov-06	Physical	130,000.00	26-Jun-07	166,351.85	0	0	0	Direct Debit	Paying	No Current Arrears												0			None										None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
556	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	30,000.00	27-Sep-07	289	31-Oct-31	Further Advance	65.04	7.5	Interest Only	Unknown	Redeemed	-108.22	0.00	Interest Only	4.34	0.00	SVR Linked	0	0	26-May-2017	Full time Employed				38,750.00	0.00	0.00	0.00	Terraced House	1960	Freehold	0	N	1st					95,000.00	120,000.00	13-Nov-06	Unknown	130,000.00	26-Jun-07	166,351.85	0	0	0	Direct Debit														0
557	12 months PH	B	A	A	✗	✓	✓
RISK.61 - Ground Rent Debited: This sub account was set up on 14th November 2013 in respect of unpaid ground rent 6,017.58. This was debited to the mortgage account however unable to find original letter advising borrower. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live as per letter see on file. This fee has not been charged to the main account on 14th December 2014. Lender made a mistake and advised borrower they will not seek to recover this undercharged fee from him however the annual fee will charge on the anniversary date from December 2016 until the remaining balance is cleared.

RISK.30 - BKO / IVA Post-Completion: As per letter seen on file from 7th October 2013, a meeting of creditors was held on 4th October 2013 to consider the borrowers proposals for an Individual Voluntary Arrangement however were rejected.
											✓	✓	✓			HML	Iconnect	GMAC	Individual	154,545.00	18-Dec-06	204	31-Dec-23	Purchase	84.45	5.79	Interest Only	Unknown	Live	176,252.18	182,284.45	Interest Only	4.59	182,284.45	SVR Linked	676.92	0		Self Employed Full or Part time				180,000.00	0.00	0.00	0.00	Flat or Apartment	1935	Leasehold	89	N	1st	10,200.00				183,000.00	183,000.00	27-Nov-06	Physical	183,000.00	27-Nov-06	254,859.93	71.52	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP				First ATP from 3rd September 2010 to 16th September 2010 for 1314.71 instalment 668.89 was broken and second ATP from 9th June 2015 to 8th July 2015 for 1280.42 Installment 670.26.				0			None					N					None			Y	Date instructed and proceedings 29th December 2008. Plain note date 31st December 2008. Date of hearing 30th January 2009. Date withdrawn 11th March 2010.					N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
558	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	0.00	14-Nov-13	121	31-Dec-23	Ground Rent	84.45	4.84	Interest Only	Unknown	Live	6,032.27	182,284.45	Interest Only	4.59	182,284.45	SVR Linked	23.07	0		Self Employed Full or Part time				180,000.00	0.00	0.00	0.00	Flat or Apartment	1935	Leasehold	89	N	1st	10,200.00				183,000.00	183,000.00	27-Nov-06	Physical	183,000.00	27-Nov-06	254,859.93	71.52	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
559	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.28 - CoT Missing / Request for funds - Known: Certificate of Title not found on file. Referred to servicer confirmed missing		HML	Iconnect	Kensington	Individual	43,200.00	15-May-07	204	31-May-24	Remortgage	61.71	6.29	Interest Only	Sale of Property	Live	43,437.81	59,811.28	Interest Only	2.6	59,813.89	Tracker	94.14	2.35		Full time Employed	Other			53,900.00	0.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	5,200.00				0.00	70,000.00	5-Apr-07	Physical	70,000.00	11-Apr-08	73,549.77	81.32	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓
560	12 months PH	L	L	L												HML	Iconnect	Kensington	Individual	16,000.00	30-Apr-08	192	30-Apr-24	Further Advance	61.71	6.75	Interest Only	Sale of Property	Live	16,373.47	59,811.28	Interest Only	2	59,813.89	Tracker	27.29	1.75		Full time Employed	Other			53,900.00	1.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	5,200.00				0.00	70,000.00	5-Apr-07	Physical	70,000.00	11-Apr-08	73,549.77	81.32	0	0	Direct Debit														0			None					N					None			N						N
561	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	Kensington	Individual	55,000.00	4-Jun-07	300	30-Jun-32	Remortgage	68.75	6.19	Interest Only	Unknown	Live	55,036.05	62,225.54	Interest Only	2.6	62,225.54	Tracker	119.28	2.35		Full time Employed				0.00	0.00	0.00	0.00	Terraced House	1900	Leasehold	0	N	1st	4,800.00	140.98			0.00	80,000.00	4-Jun-07	Physical	85,000.00	23-Jul-08	96,448.66	64.52	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months											0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
562	12 months PH	L	L	L												HML	Iconnect	Kensington	Individual	7,150.00	7-Aug-08	285	4-Jun-32	Further Advance	68.75	6.75	Interest Only	Unknown	Live	7,189.49	62,225.54	Interest Only	2	62,225.54	Tracker	11.98	1.75		Full time Employed				1.00	0.00	0.00	0.00	Terraced House	1900	Leasehold	0	N	1st		125	4,860.00	125	0.00	80,000.00	4-Jun-07	Unknown	85,000.00	23-Jul-08	96,448.66	64.52	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months											0			None										None			N						N
563	12 months PH	B	A	A	✗	✓	✓
RISK.55 - Title - Other Charges: Equitable Charge created by an interim charging order of the West London County Court dated 15th September 2011 in favour of One Two Three Send Limited.

RISK.65 - BTL - Borrower in occupancy: Borrower is in contact however correspondence address is the same as the BTL address and it is not known if he is residing at this address. Lender is aware of this but it is not clear what specific action has been taken to obtain the borrowers home address if different. Borrower has stated in calls that he works overseas which was why there have been arrears historically, although no arrears noted in the last 12 months.

RISK.61 - Ground Rent Debited: Sub account set up on 14th March 2013 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is supposed to be charged each year on this sub account as long it remains live. This fee has not been charged to the main account to date.
											✓	✓	✓			HML	Iconnect	GMAC	Individual	212,500.00	29-Jun-07	240	29-Jun-27	Remortgage	85	6.24	Interest Only	Unknown	Live	215,354.95	220,214.70	Interest Only	1.74	220,214.70	Tracker	312.27	1.49		Self Employed Full or Part time				76,475.00	0.00	0.00	0.00	Flat or Apartment	1970	Leasehold	56	N	1st	11,400.00				0.00	250,000.00	21-Mar-07	Physical	250,000.00	21-Mar-07	342,022.77	64.39	0	0	Direct Debit	Trying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			Y	Solicitors instructed 9 January 2013, hearing set for 15 February 2013					N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
564	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	0.00	14-Mar-13	171	14-Jun-27	Ground Rent	85			Unknown	Live	4,859.75	220,214.70	Interest Only	1.74	220,214.70	Tracker	7.04	1.49		Self Employed Full or Part time				76,475.00	0.00	0.00	0.00	Flat or Apartment	1970	Leasehold	70	N	1st					0.00	250,000.00	21-Mar-07	Unknown	250,000.00	21-Mar-07	342,022.77	64.39	0	0	Direct Debit														0
565	12 months PH	B	A	A	✗	✓	✓
RISK.61 - Ground Rent Debited: This sub account was set up on 20 March 2013 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5% per cent above the Bank of England base rate on the outstanding balance is to be charged each year on this sub account as long it remains live. This fee has not been charged to the main account to date

RISK.33 - Project Coup Remediation: Letter dated 15August2017 sent to borrower relating to a historical issue which has had an impact on the mortgage account. The account was not adjusted correctly following payment of ground rent on borrowers behalf. The account has been reworked to reflect the correct monthly payment required adjusting the balance and arrears on the account accordingly. Following the account adjustment a redress adjustment of 344.26 was made to the account 15August2017 and the CMS was adjusted to reflect this. Letter sent to the borrower to confirm the information.
											✓	✓	✓			HML	Iconnect	GMAC	Individual	114,840.00	28-Jun-07	300	28-Jun-32	Purchase	87	5.59	Interest Only	Unknown	Live	119,755.12	120,830.55	Interest Only	4.59	120,830.55	SVR Linked	458.09	0		Full time Employed				27,000.00	0.00	0.00	0.00	Flat or Apartment	2007	Leasehold	125	N	1st	7,200.00				132,000.00	132,000.00	26-Apr-07	Physical	132,000.00	26-Apr-07	141,777.78	85.23	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months											0			None										None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
566	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	1,072.00	20-Mar-13	231	28-Jun-32	Ground Rent	87			Unknown	Live	1,075.43	120,830.55	Interest Only	4.59	120,830.55	SVR Linked	4.11	0		Full time Employed				27,000.00	0.00	0.00	0.00	Flat or Apartment	2007	Leasehold	125	N	1st					132,000.00	132,000.00	26-Apr-07	Unknown	132,000.00	26-Apr-07	141,777.78	85.23	0	0	Direct Debit														0
567	12 months PH	B	B	A	✗	✗	✓
RISK.33 - Project Coup Remediation: Letter dated 15th August 2017 sent to borrower relating to a historical issue which has had an impact on the mortgage account. The account was not adjusted correctly following payment of ground rent on borrowers behalf. The account has been reworked to reflect the correct monthly payment required adjusting the balance and arrears on the account accordingly. Following the account adjustment a redress adjustment of 46.35 was made to the account 15August2017 and the CMS was adjusted to reflect this. Letter sent to the borrower to confirm the information.

RISK.53 - Title - Address incorrect: Property in COT and Valuation is described as Unit 1, 15 Salts Mill Road, Shipley BD17 7EF. Property at LR is described Apartment 105 VML, Salts Mill Road, Shipley BD17 7EF
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: 1st August 2016 payment of 524.05 missed. 1st September 2016 payment of 495.02 met on 8th September 2016 by card payment and a further 495.02 collected by DD on 30th September 2016. Small shortfall after the 1st October 2016 payment taken which was paid by card on 25th October 2016. Payments after this date were met. Arrears have not increased by more than 1 month in the past 12 months.		✓	✓	✓			HML	Iconnect	GMAC	Individual	118,068.00	4-May-07	300	4-May-32	Purchase	79.78	5.59	Interest Only	Unknown	Live	128,945.16	129,453.11	Interest Only	4.59	129,453.11	SVR Linked	493.08	0		Self Employed Full or Part time				250,000.00	0.00	0.00	0.00	Flat or Apartment	2007	Leasehold	125	N	1st	6,600.00				139,000.00	148,000.00	17-Apr-07	Physical	148,000.00	17-Apr-07	145,553.34	88.94	0	0	Direct Debit	Paying	No Current Arrears	Unknown											0			None		12-Mar-12								None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
568	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	506.86	22-May-13	227	22-Apr-32	Ground Rent	79.78			Unknown	Live	507.95	129,453.11	Interest Only	4.59	129,453.11	SVR Linked	1.94	0		Self Employed Full or Part time				250,000.00	0.00	0.00	0.00	Flat or Apartment	2007	Leasehold	125	N	1st					139,000.00	148,000.00	17-Apr-07	Unknown	148,000.00	17-Apr-07	145,553.34	88.94	0	0	Direct Debit														0
569	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: Sub account 2 was set up on 14 May 2017 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This annual fee has not been charged to the main account			✓	✓	✓			HML	Iconnect	GMAC	Individual	166,875.00	23-Nov-07	240	30-Nov-27	Purchase	66.75	5.59	Interest Only	Unknown	Live	176,393.08	179,443.25	Interest Only	2.34	179,443.25	Tracker (Libor)	352.62	2.05		Full time Employed	Self Employed Full or Part time			32,000.00	66,000.00	0.00	0.00	Flat or Apartment	2007	Leasehold	999	N	1st	9,360.00				187,500.00	250,000.00	17-Jul-07	Physical	250,000.00	17-Jul-07	253,891.37	70.68	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			Y	Solicitors instructed on 22 September 2009 with a subsequent hearing date of 16 February 2010		16-Feb-10		A suspended Order for Possession has been obtained. Arrears fully discharged and order satisfied on 18 November 2014	N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
570	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	2,340.27	14-May-14	162	30-Nov-27	Ground Rent	66.75		Interest Only	Unknown	Live	3,050.17	179,443.25	Interest Only	2.34	179,443.25	Tracker (Libor)	6.1	2.05		Full time Employed	Self Employed Full or Part time			32,000.00	66,000.00	0.00	0.00	Flat or Apartment	2007	Leasehold	999	N	1st					187,500.00	250,000.00	17-Jul-07	Unknown	250,000.00	17-Jul-07	253,891.37	70.68	0	0	Direct Debit														0
571	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: This sub account was set up on the 14th February 2013 in respect of unpaid ground rent. 125.00 was debited to the mortgage account and the borrower advised.			✗	✗	✓	MISS.21 - Application Missing - Known: Application form not found on file. Referred to servicer and confirmed not available INFO.11 - Loan Part Redeemed: Sub-account 2 (ground rent debited) dated 2013, CER 572, already redeemed.		HML	Iconnect	GMAC	Individual	113,475.00	22-Aug-07	300	31-Dec-20	Purchase	89	6.19	Interest Only	Unknown	Live	114,286.55	114,286.55	Interest Only	2.34	114,286.55	Tracker (Libor)	228.94	2.05		Self Employed Full or Part time				100,000.00	0.00	0.00	0.00	Flat or Apartment	1972	Leasehold	55	N	1st	7,800.00	109.12			127,500.00	127,500.00	27-Jul-07	Unknown	127,500.00	27-Jul-07	129,484.60	88.26	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Term reduction	28-Nov-13	Term reduced from 25 years to 13 years and 5 months, revised expiry date 22nd December 2020.	N						N				No letters or action taken	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
572	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	125.00	12-Feb-13	234	31-Dec-20	Ground Rent	89	6.19	Interest Only	Unknown	Redeemed	0.00	114,286.55	Interest Only	2.63	114,286.55	Redeemed	0	2.05	15-Dec-2015	Self Employed Full or Part time				100,000.00	0.00	0.00	0.00	Flat or Apartment	1972	Leasehold	55	N	1st	7,800.00	109.12			127,500.00	127,500.00	27-Jul-07	Unknown	127,500.00	27-Jul-07	129,484.60	88.26	0	0	Direct Debit														0										25-Jun-13						N
573	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			HML	Iconnect	GMAC	Individual	74,100.00	31-May-06	300	31-May-31	Purchase	87.17	5.39	Interest Only	Sale of Property	Live	73,686.79	84,659.31	Interest Only	4.59	84,659.31	SVR Linked	285.71	0		Full time Employed	Full time Employed			40,000.00	22,000.00	0.00	0.00	Flat or Apartment	1900	Feuhold	0	N	1st	5,100.00	126.68	5,100.00	106.5	84,000.00	85,000.00	22-Mar-06	Physical	101,000.00	5-Mar-08	96,719.12	87.53	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
574	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	5,500.00	13-Apr-07	289	31-May-31	Further Advance	93.64	7	Interest Only	Unknown	Live	5,750.76	84,659.31	Interest Only	4.34	84,659.31	SVR Linked	20.79	-0.25		Full time Employed	Full time Employed			40,000.00	22,000.00	0.00	0.00	Flat or Apartment	1900	Feuhold	0	N	1st			5,100.00	115.23	84,000.00	85,000.00	31-May-06	Unknown	101,000.00	5-Mar-08	96,719.12	87.53	0	0	Direct Debit														0																N
575	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	5,000.00	26-Mar-08	278	31-May-31	Further Advance	73.37	7	Interest Only	Unknown	Live	5,221.76	84,659.31	Interest Only	4.34	84,659.31	SVR Linked	18.88	-0.25		Full time Employed	Full time Employed			40,000.00	22,000.00	0.00	0.00	Flat or Apartment	1900	Feuhold	0	N	1st			5,100.00	106.5	84,000.00	85,000.00	31-May-06	Unknown	101,000.00	5-Mar-08	96,719.12	87.53	0	0	Direct Debit														0
576	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.29 - All documents missing - Known: All origination documents are missing. However, all documents for the 2 further advances are on file. Referred to servicer confirmed missing		HML	Iconnect	GMAC	Individual	85,000.00	4-Apr-03	300	31-May-28	Purchase	51.52			Unknown	Live	86,099.74	131,016.88	Interest Only	2.39	131,016.88	Tracker	171.48	2.14		Full time Employed	Full time Employed			18,000.00	35,000.00			Flat or Apartment	1850	Leasehold	984	N	1st			11,400.00		100,000.00	165,000.00	18-May-05	Unknown	165,000.00	18-May-05	201,029.13	65.17	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓
577	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	33,500.00	3-Oct-03	294	30-Apr-28	Further Advance	51.52			Unknown	Live	33,735.82	131,016.88	Interest Only	2.39	131,016.88	Tracker	67.19	2.14		Full time Employed	Full time Employed			18,000.00	35,000.00	0.00	0.00	Flat or Apartment	1850	Leasehold	110	N	1st					100,000.00	165,000.00	18-May-05	Unknown	165,000.00	18-May-05	201,029.13	65.17	0	0	Direct Debit														0
578	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	10,900.00	17-Jun-05	274	30-Apr-28	Further Advance	51.52	6.75	Interest Only	Unknown	Live	11,181.32	131,016.88	Interest Only	2.39	131,016.88	Tracker	22.27	2.14		Full time Employed	Full time Employed			18,000.00	35,000.00	0.00	0.00	Flat or Apartment	1850	Leasehold	110	N	1st			11,400.00		100,000.00	165,000.00	18-May-05	Unknown	165,000.00	18-May-05	201,029.13	65.17	0	0	Direct Debit														0
579	12 months PH	B	A	A	✗	✓	✓	RISK.33 - Project Coup Remediation: Letter sent to borrower on 19th July 2017 states a historical issue identified having an impact on borrowers account due to borrower having changed the due date to later in the month. Additional interest charged refunded and monthly payments reset to reflect this. According to the system the total refund amounted to 10.06.			✓	✗	✓	MISS.27 - Evidence of Income missing - Known: No evidence of rental income found on valuation made at loan origination. Referred to servicer and confirmed missing		HML	Iconnect	Kensington	Individual	37,800.00	11-Jan-07	300	31-Jan-32	Purchase	54	5.95	Interest Only	Sale of Property	Live	38,601.82	76,141.45	Interest Only	2.25	76,151.45	Tracker	72.39	2	11-Jan-2032	Self Employed Full or Part time				0.00	0.00	0.00	0.00	Terraced House	1948	Feuhold	0	N	1st	6,000.00		6,600.00		42,000.00	70,000.00	21-Dec-06	Unknown	90,000.00	30-Jun-08	88,225.04	86.3	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
580	12 months PH	L	L	L												HML	Iconnect	Kensington	Individual	24,000.00	31-Jul-07	293	31-Dec-31	Further Advance	54	7.25	Interest Only	Sale of Property	Live	24,268.12	76,141.45	Interest Only	2	76,151.45	Tracker	40.45	1.75	11-Jan-2032	Self Employed Full or Part time				25,000.00	0.00	0.00	0.00	Terraced House	1948	Feuhold	0	N	1st			6,000.00		42,000.00	70,000.00	29-Jun-07	Physical	90,000.00	30-Jun-08	88,225.04	86.3	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
581	12 months PH	L	L	L												HML	Iconnect	Kensington	Individual	13,000.00	11-Jul-08	282	31-Jan-32	Further Advance	54	6.75	Interest Only	Sale of Property	Live	13,271.51	76,141.45	Interest Only	2	76,151.45	Tracker	22.12	1.75	11-Jan-2032	Self Employed Full or Part time				1.00	0.00	0.00	0.00	Terraced House	1948	Feuhold	0	N	1st			6,600.00		42,000.00	70,000.00	29-Jun-07	Unknown	90,000.00	30-Jun-08	88,225.04	86.3	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
582	12 months PH	B	B	A	✗	✗	✓
RISK.61 - Ground Rent Debited: Sub account 1 was set up on 08th February 2013 in respect of unpaid ground rent totalling 4214,57. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 3.12 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 30 GBP on 01th March 2013.
Sub account 2 was set up on 08th March 2013 in respect of unpaid ground rent totalling 470.00. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 3.12 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 30 GBP on 01st April 2013.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Several DD recalls within the last 12 months. Arrears cleared in January 2017.		✓	✓	✓			HML	Iconnect	Kensington	Individual	112,500.00	20-Jun-06	300	30-Jun-31	Remortgage	90	5.94	Interest Only	Unknown	Live	119,181.37	124,959.38	Interest Only	2.91	124,959.38	Tracker (Libor)	294.45	2.61	20-Jun-2031	Self Employed Full or Part time				0.00	0.00	0.00	0.00	Flat or Apartment	1985	Leasehold	973	N	1st	7,440.00				0.00	125,000.00	31-Mar-06	Physical	125,000.00	31-Mar-06	218,370.92	57.22	0	0	Direct Debit	Trying	No Current Arrears	BTL - Tenants not paying	No ATP	No Active ATP	No ATP				Some historic ATPS, the last ended in December 2016.	14-Jul-14		Field counsellor report not found.	0			None					N					None			Y
Solicitors instructed in Feb07, hearing held on 27th November 2007. Possession order obtained was suspended. Warrant application made on 01Dec14. Final demand sent in Mar16, however no further action taken as account is currently performing.
																																																																																																			CMS + 159	12-Oct-09	28-Dec-12	Possession orders suspended after borrower started paying CMS + 159.	N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
583	12 months PH	L	L	L												HML	Iconnect	Kensington	Individual	4,214.57	8-Feb-13	220	30-Jun-31	Ground Rent	90	5.94	Interest Only	Unknown	Live	5,382.08	124,959.38	Interest Only	2.91	124,959.38	Tracker (Libor)	13.29	2.61	20-Jun-2031	Self Employed Full or Part time				50,000.00	0.00	0.00	0.00	Flat or Apartment	1985	Leasehold	973	N	1st	7,440.00				0.00	125,000.00	31-Mar-06	Physical	125,000.00	31-Mar-06	218,370.92	57.22	0	0	Direct Debit	Paying	No Current Arrears	BTL - Tenants not paying	No ATP	No Active ATP	No ATP				Some historic ATPS, the last ended in Dec16.	14-Jul-14		Field counsellor report not found.	0			None					N					None			Y
Solicitors instructed in Feb07, hearing held on 27Nov07. Possession order obtained was suspended. Warrant application made on 01Dec14. Final demand sent in Mar16, however no further action taken as account is currently performing.
																																																																																																			CMS + 159	12-Oct-09	28-Dec-12	Possession orders suspended after borrower started paying CMS + 159.	N
584	12 months PH	L	L	L												HML	Iconnect	Kensington	Individual	470.00	8-Mar-13	219	30-Jun-31	Ground Rent	90	3.12	Interest Only	Unknown	Live	395.93	124,959.38	Interest Only	2.91	124,959.38	Tracker (Libor)	0.97	2.61	20-Jun-2031	Self Employed Full or Part time				50,000.00	0.00	0.00	0.00	Flat or Apartment	1985	Leasehold	973	N	1st	7,440.00				0.00	125,000.00	31-Mar-06	Physical	125,000.00	31-Mar-06	218,370.92	57.22	0	0	Direct Debit	Paying	No Current Arrears	BTL - No Tenants	No ATP	No Active ATP	No ATP				Some historic ATPS, the last ended in Dec16.	14-Jul-14		Field counsellor report not found.	0			None					N					None			Y
Solicitors instructed in Feb07, hearing held on 27Nov07. Possession order obtained was suspended. Warrant application made on 01Dec14. Final demand sent in Mar16, however no further action taken as account is currently performing.
																																																																																																			CMS + 159	12-Oct-09	28-Dec-12	Possession orders suspended after borrower started paying CMS + 159.	N
585	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.10 - Loan Redeemed: Main account, sub-account 1 (CER 585) redeemed 26th April 2017, sub-account 2 (CER 586) redeemed 26th April 2007, sub-account 3 (CER 587) redeemed 26th April 2007 and sub-account 4 (CER 588) redeemed 22nd October 2013.		HML	Iconnect	GMAC	Individual	50,958.00	15-Apr-03	300	31-May-28	Purchase	85	5.25	Interest Only	Unknown	Redeemed	0.00	0.00	Interest Only	4.59	0.00	Redeemed	0	0	26-Apr-2017	Self Employed Full or Part time	Self Employed Full or Part time			16,800.00		0.00	0.00	Terraced House	1900	Freehold	0	N	1st	4,500.00		4,800.00		59,950.00	59,950.00	11-Mar-03	Physical	85,000.00	27-Apr-05	103,560.46	0	0	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
586	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	4,000.00	26-Jul-04	285	30-Apr-28	Further Advance	59.95	6.5	Interest Only	Unknown	Redeemed	0.00	0.00	Interest Only	4.59	0.00	Redeemed	0	0	26-Apr-2017	Self Employed Full or Part time				999,999.00	999,999.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	4,500.00		4,800.00		59,950.00	59,950.00	27-Mar-03	Physical	85,000.00	27-Apr-05	103,560.46	0	0	0	Other														0
587	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	5,800.00	16-May-05	275	30-Apr-28	Further Advance	59.95	5.79	Interest Only	Unknown	Redeemed	0.00	0.00	Interest Only	4.59	0.00	Redeemed	0	0	26-Apr-2017	Self Employed Full or Part time				999,999.00	999,999.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	4,500.00		4,800.00		59,950.00	59,950.00	27-Mar-03	Unknown	85,000.00	27-Apr-05	103,560.46	0	0	0	Other														0			None					N					None			N						N
588	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	3,585.00	23-Dec-03	292	30-Apr-28	Further Advance	59.95		Interest Only	Unknown	Redeemed	0.00	0.00	Interest Only	4.84	0.00	Redeemed	0	0	22-Oct-2013	Self Employed Full or Part time	Self Employed Full or Part time			999,999.00	999,999.00	0.00	0.00	Terraced House	1900	Freehold	0	N	1st	4,500.00		4,800.00		59,950.00	59,950.00	27-Mar-03	Unknown	85,000.00	27-Apr-05	103,560.46	0	0	0	Other														0			None					N					None			N						N
589	12 months PH	B	A	A	✗	✓	✓
RISK.33 - Project Coup Remediation: Letter dated 15th August 2017 sent to borrower relating to a historical issue which has had an impact on the mortgage account. The account was not adjusted correctly when processing a ground rent payment on behalf of the customer. The account has been reworked and following the account adjustment a refund amount of 37.03 has been credited to the account on 15th August 2017. The monthly payment has also been reset and adjusted from 280.05pm to 277.62pm. No compensation was paid.

RISK.61 - Ground Rent Debited: Sub account 2 was set up on 16th August 2013 in respect of unpaid ground rent in the sum of 1493.15. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 34.20 on 8th September 2016. Sub account 3 was set up on 2nd September 2014 in respect of unpaid ground rent in the sum of 1994.72. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 54.95 on 17th October 2016. Sub account 4 was set up on 10th November 2014 in respect of unpaid ground rent in the sum of 1995.11. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 54.92 on 14th December 2016.
											✓	✓	✓			HML	Iconnect	GMAC	Individual	131,750.00	16-Apr-07	264	30-Apr-29	Remortgage	85	5.24	Interest Only	Unknown	Live	143,803.64	148,956.91	Part & Part	1.74	148,956.91	Tracker	265.11	1.49		Full time Employed				27,000.00	0.00	0.00	0.00	Flat or Apartment	2004	Leasehold	100	N	1st	7,140.00				0.00	155,000.00	12-Mar-07	Physical	155,000.00	12-Mar-07	173,359.80	85.92	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None		15-Sep-09	425.67		N			15-Sep-09	IO to PAP	None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
590	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	1,493.15	16-Aug-13	188	30-Apr-29	Ground Rent	85			Unknown	Live	1,167.68	148,956.91	Repayment	1.74	148,956.91	Tracker	9.17	1.49		Full time Employed				27,000.00	0.00	0.00	0.00	Flat or Apartment	2004	Leasehold	100	N	1st					0.00	155,000.00	12-Mar-07	Unknown	155,000.00	12-Mar-07	173,359.80	85.92	0	0	Direct Debit														0
591	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	1,994.72	2-Sep-14	175	30-Apr-29	Ground Rent	85			Unknown	Live	1,995.14	148,956.91	Interest Only	1.74	148,956.91	Tracker	2.89	1.49		Full time Employed				27,000.00	0.00	0.00	0.00	Flat or Apartment	2004	Leasehold	100	N	1st					0.00	155,000.00	12-Mar-07	Unknown	155,000.00	12-Mar-07	173,359.80	85.92	0	0	Direct Debit														0
592	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	1,995.11	10-Nov-14	173	30-Apr-29	Ground Rent	85			Unknown	Live	1,990.45	148,956.91	Interest Only	1.74	148,956.91	Tracker	2.88	1.49		Full time Employed				27,000.00	0.00	0.00	0.00	Flat or Apartment	2004	Leasehold	100	N	1st					0.00	155,000.00	12-Mar-07	Unknown	155,000.00	12-Mar-07	173,359.80	85.92	0	0	Direct Debit														0
593	12 months PH	B	A	A	✗	✓	✓
RISK.61 - Ground Rent Debited: This sub account 2 was set up on 27th June 2013 in respect of unpaid ground rent in the sum of 2351.17. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.50 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has not been charged to the main account.
This sub account 3 was set up on 1st April 2014 in respect of unpaid ground rent in the sum of 845.37. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.50 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has not been charged to the main account.
This sub account 4 was set up on 7th October 2014 in respect of unpaid ground rent in the sum of 1901.56. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.50 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has not been charged to the main account.
This sub account 5 was set up on 16th January 2015 in respect of unpaid ground rent in the sum of 676.01. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.50 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has not been charged to the main account.
This sub account 6 was set up on 17th September 2015 in respect of unpaid ground rent in the sum of 2594.98. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.50 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has not been charged to the main account.
This sub account 7 was set up on 26th July 2016 in respect of unpaid ground rent in the sum of 1784.08. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.50 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has not been charged to the main account.
This sub account 8 was set up on 7th November 2016 in respect of unpaid ground rent in the sum of 7031.08. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.50 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has not been charged to the main account.
											✓	✓	✓			HML	Iconnect	GMAC	Individual	247,865.00	11-May-07	300	31-May-32	Purchase	89	5.59	Interest Only	Unknown	Live	257,837.13	275,075.11	Interest Only	2.34	275,075.11	Tracker (Libor)	516.73	2.05		Self-Employed	Full time Employed			75,000.00	28,595.00	0.00	0.00	Maisonette	2007	Leasehold	154	N	1st	16,980.00				278,500.00	278,500.00	1-May-07	Physical	278,500.00	1-May-07	392,964.51	70	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
594	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	2,351.17	27-Jun-13	226	30-Apr-32	Ground Rent	89			Unknown	Live	2,365.35	275,075.11	Interest Only	2.34	275,075.11	Tracker (Libor)	4.73	2.05		Self Employed Full or Part time	Full time Employed			75,000.00	28,595.00	0.00	0.00	Maisonette	2007	Leasehold	125	N	1st					278,500.00	278,500.00	1-May-07	Unknown	278,500.00	1-May-07	392,964.51	70	0	0	Direct Debit														0
595	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	845.37	1-Apr-14	217	31-May-32	Ground Rent	89			Unknown	Live	850.90	275,075.11	Interest Only	2.34	275,075.11	Tracker (Libor)	1.7	2.05		Self Employed Full or Part time	Full time Employed			75,000.00	28,595.00	0.00	0.00	Maisonette	2007	Leasehold	125	N	1st					278,500.00	278,500.00	1-May-07	Unknown	278,500.00	1-May-07	392,964.51	70	0	0	Direct Debit														0																N
596	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	1,901.56	7-Oct-14	211	31-May-32	Ground Rent	89			Unknown	Live	1,912.95	275,075.11	Interest Only	2.34	275,075.11	Tracker (Libor)	3.82	2.05		Self Employed Full or Part time	Full time Employed			75,000.00	28,595.00	0.00	0.00	Maisonette	2007	Leasehold	125	N	1st					278,500.00	278,500.00	1-May-07	Unknown	278,500.00	1-May-07	392,964.51	70	0	0	Direct Debit														0																N
597	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	676.01	16-Jan-15	207	30-Apr-32	Ground Rent	89			Unknown	Live	675.73	275,075.11	Interest Only	2.34	275,075.11	Tracker (Libor)	1.35	2.05		Self Employed Full or Part time	Full time Employed			75,000.00	28,595.00	0.00	0.00	Maisonette	2007	Leasehold	125	N	1st					278,500.00	278,500.00	1-May-07	Unknown	278,500.00	1-May-07	392,964.51	70	0	0	Direct Debit														0																N
598	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	2,594.98	17-Sep-15	199	30-Apr-32	Ground Rent	89			Unknown	Live	2,602.95	275,075.11	Interest Only	2.34	275,075.11	Tracker (Libor)	5.2	2.05		Self Employed Full or Part time	Full time Employed			75,000.00	28,595.00	0.00	0.00	Maisonette	2007	Leasehold	125	N	1st					278,500.00	278,500.00	1-May-07	Unknown	278,500.00	1-May-07	392,964.51	70	0	0	Direct Debit														0
599	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	1,784.08	26-Jul-16	189	30-Apr-32	Ground Rent	89			Unknown	Live	1,788.51	275,075.11	Interest Only	2.34	275,075.11	Tracker (Libor)	3.57	2.05		Self Employed Full or Part time	Full time Employed			75,000.00	28,595.00	0.00	0.00	Maisonette	2007	Leasehold	125	N	1st					278,500.00	278,500.00	1-May-07	Unknown	278,500.00	1-May-07	392,964.51	70	0	0	Direct Debit														0
600	12 months PH	L	L	L												HML	Iconnect	GMAC	Individual	7,031.08	7-Nov-16	186	31-May-32	Ground Rent	89			Unknown	Live	7,041.59	275,075.11	Interest Only	2.34	275,075.11	Tracker (Libor)	14.08	2.05		Self Employed Full or Part time	Full time Employed			75,000.00	28,595.00	0.00	0.00	Maisonette	2007	Leasehold	125	N	1st					278,500.00	278,500.00	1-May-07	Unknown	278,500.00	1-May-07	392,964.51	70	0	0	Direct Debit														0
601	36 months PH	A	A	A	✗	✓	✓				✓	✗	✓
RISK.30 - BKO / IVA Post-Completion: Note on system dated 16th April 2010 states that a bankruptcy order was made 3rd December 2009 and that an application had been made for an annulment. Note on system dated 29th July 2010 stating that RSM Tenon have been appointed IVA supervisors and that a meeting of creditors was being arranged. Note on system dated 16th August 2010 states that Newman and Partners of Harrow have been appointed as Trustees in Bankruptcy. Note on system dated 04th April 2012 states that IVA Supervisor has confirmed that the IVA has been successfully concluded. System note dated 12th June 2015 suggests that borrower did have his bankruptcy annulled. The file shows considerable work has been undertaken with the borrower to reduce his overall portfolio borrowing. During the 2010-2012 period arrears were a feature but they were cleared by March 2012 and payments have been satisfactorily maintained since then.

MISS.22 - Offer Missing - Known: Original offer letter not in file and file checklist confirms that it is not available.
																CLS	UFSS	Mortgage Express	Individual	86,275.00	21-Jun-02	240	2-Jul-22	Purchase	85	5.99	Interest Only	Unknown	Live	96,234.52	96,234.52	Interest Only	2	96,234.52	Tracker	160.39	1.75		Employed				89,000.00				Terraced House	1972	Leasehold	976	N	1st	7,200.00	139.3			101,500.00	101,500.00	22-Apr-02	Physical	120,000.00	10-Feb-03	210,590.48	45.7	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
602	36 months PH	B	A	A	✗	✓	✓
RISK.89 - Other Property Risk: System note dated 5th January 2017 states that property inspections have highlighted the need for works to be carried out to properties in the portfolio to ensure the condition meets the lenders mortgage requirements. The property in this record was not specifically mentioned but there appears to be a general concern around asset condition. A meeting was scheduled with borrower on 28th March 2017 to fully review the portfolio and total borrowing. No update on file regarding this meeting.

RISK.55 - Title - Other Charges: Land registry search shows subsequent charge registered 15th April 2013 being a Unilateral Notice of a Final Charging Order.
											✓	✗	✓	MISS.33 - Further advance documents missing - Known: Further advance offer letter for advance dated 30th March 2005 is not on file. File checklist confirms that it is not available.		CLS	UFSS	Mortgage Express	Individual	32,000.00	26-Aug-04	180	2-Sep-19	Purchase	68	6	Interest Only	Unknown	Live	59,937.97	59,937.97	Interest Only	2	59,937.97	Tracker	99.9	1.75		Self-Employed	ND			25,000.00	0.00			Terraced House	1900	Freehold	0	N	1st	4,800.00	250	4,560.00	131.6	40,000.00	40,000.00	7-May-04	Physical	72,000.00	21-Jul-08	85,101.76	70.43	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Not yet determined.	Letter to borrower 5th January 2017 requesting meeting to discuss borrower plans and proposals for the portfolio and the loans. Meeting arranged for 28th March 2017. No update since then.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
603	36 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: Lender contacted borrower 2nd March 2017 under CST BTL campaign.		CLS	UFSS	Mortgage Express	Individual	60,000.00	16-Sep-04	264	2-Oct-26	Remortgage	66.67	5.74	Repayment	Repayment	Live	30,817.94	30,817.94	Repayment	2	30,817.94	Tracker	304.34	1.75		Employed				24,967.00				Semi Detached House	1996	Leasehold	991	N	1st	4,800.00	139.4			0.00	90,000.00	14-May-04	Physical	90,000.00	14-May-04	123,693.29	24.91	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
604	36 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.21 - Application Missing - Known: No application form on file and confirmed not available by file checklist. MISS.25 - KYC Missing - Known: No KYC on file and confirmed not available by file checklist. MISS.24 - Valuation Missing - Known: No valuation on file and confirmed not available by file checklist. MISS.22 - Offer Missing - Known: No offer letter on file and confirmed not available by file checklist. MISS.28 - CoT Missing / Request for funds - Known: No Certificate of Title on file and confirmed not available by file checklist.		CLS	UFSS	Mortgage Express	Individual	157,250.00	5-Mar-03	300	2-Apr-28	Remortgage	85	4.74	Interest Only	Unknown	Live	158,879.93	158,879.93	Interest Only	2	158,879.93	Tracker	264.8	1.75		Employed	Other			51,012.00	0.00			Bungalow	1932	Freehold	0	N	1st					0.00	185,000.00	16-Oct-02	Physical	185,000.00	16-Oct-02	386,193.09	41.14	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None							1-Nov-05			None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✗	✗	✓	✓	✗	✓	✓	✓	✓	✓
605	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	35,700.00	16-Dec-03	192	2-Jun-26	Remortgage	85	6.5	Interest Only	Unknown	Live	60,573.16	60,573.16	Interest Only	0.84	60,573.16	Tracker	42.4	0.59		Self-Employed				70,000.00				Terraced House	1920	Leasehold	700	N	1st	3,600.00	160	4,800.00	125	0.00	42,000.00	24-Sep-03	Physical	138,500.00	18-Jun-07	81,111.36	74.68	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y	7-Mar-17	2-Jan-07			Multiple (Specify)	7-Mar-17
Rate switch completed 2nd January 2007. Borrower requested a further loan on September 2007, granted 2nd of October 2007 for an additional borrowing of £23,521. Borrower requested to extend the term to 31st of May 2026, T and C modified dated 7th March 2017. Deed amendment in place.
																																																																																																	N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
606	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	56,100.00	6-Mar-03	240	2-Apr-23	Purchase	85	2.49	Interest Only	Unknown	Live	85,029.07	85,029.07	Interest Only	2	85,029.07	Tracker	141.72	1.75		Self-Employed	Other			120,000.00	0.00			Semi Detached House	1972	Freehold	0	N	1st	5,100.00	362	5,700.00	142	66,000.00	66,000.00	9-Dec-02	Physical	95,000.00	14-Mar-06	95,068.75	89.44	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		28-Oct-05			Rate Switch	28-Oct-05		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
607	36 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No proof of identity seen.		CLS	UFSS	Mortgage Express	Individual	220,000.00	7-Oct-04	300	2-Nov-29	Remortgage	80	1.41	Interest Only	Unknown	Live	221,029.60	221,029.60	Interest Only	2	221,029.60	Tracker	368.39	1.75		Self-Employed	ND			201,721.00	0.00			Semi Detached House	1910	Freehold	0	N	1st	18,000.00	234			275,000.00	275,000.00	25-Aug-04	Physical	275,000.00	25-Aug-04	422,434.23	52.32	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		6-Jul-07			Rate Switch	6-Jul-07		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
608	36 months PH	B	B	A	✗	✗	✓	RISK.19 - Vulnerability - Severe or long term illness: Borrower has a brain tumour and due to the strong medication he is on cannot always discuss his account. Medical evidence of the tumour has been submitted. Account flagged 12th September 2016. RISK.65 - BTL - Borrower in occupancy: Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower is paying by bank payment. August 2016 payment 70p short and January 2017 payment made late in the first week of February 2017. Since then all payments have been made with no further issues and the account is now in credit.		✗	✓	✓
INFO.04 - Reperforming case servicing notes: The account has had historic arrears since August 2013 with the worst months in arrears being 5 in June 2015. Since June 2015 the borrower has been reducing the arrears by making overpayments in the form of card and bank payments. The arrears were finally cleared in November 2016 and the account is now in credit. During the period of arrears the borrower was in constant dialogue with the lender. The peak of the arrears was due to a combination of the tenants being behind with their rent and the borrower having reduced income due to being unable to work as he has a brain tumour and is on permanent medication. Documentation confirming the condition has been supplied. During the last 3 years whilst in arrears an arrears admin fee of 40.00 pounds was applied to the account in May 2014, June 2014, July 2014, August 2014, September 2014, October 2014, December 2014, January 2015, February 2015, March 2015, June 2015, September 2015, October 2015, November 2015, December 2015, April 2016, May 2016, June 2016, July 2016, August 2016 and September 2016. The months when no arrears admin fees were charged was due to the borrower being in an arrangement. There was also one unpaid direct debit fee of 7.50 applied to the account in May 2014. In the last 12 months there has only been one late payment and the account has been brought up to date. All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.
																CLS	UFSS	Mortgage Express	Individual	212,500.00	29-Apr-03	300	2-May-28	Remortgage	85	5.45	Interest Only	Unknown	Live	299,658.68	299,658.68	Interest Only	2	299,658.68	Tracker	499.51	1.75		Employed				27,000.00				Terraced House	1900	Freehold	0	N	1st	17,400.00	150.24	21,600.00	141.26	250,000.00	250,000.00	21-Jan-03	Physical	350,000.00	17-Aug-06	361,954.12	82.79	0	0	Bank Payment	Paying	No Current Arrears	BTL - Tenants not paying	No ATP	No Active ATP	No ATP				Several historic arrangements have been in place to reduce the arrears but none within the last twelve months.				0			None					N					Rate Switch	18-Jan-06	Rate change carried out after initial rate expired. Not considered to be part of any forbearance.	Y	Historic litigation in 2011 that was dropped due to the arrears being reduced to less than 2 months.					N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
609	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	97,750.00	30-Nov-01	300	2-Jan-27	Remortgage	85	6.25	Interest Only	Unknown	Live	128,311.70	128,311.70	Interest Only	2	128,311.70	Tracker	213.86	1.75		Employed				140,000.00				Terraced House	1930	Leasehold	73	N	1st	9,000.00	145			0.00	115,000.00	17-Sep-03	Physical	150,000.00	17-Sep-03	298,274.03	43.02	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
610	36 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: BTL Outbound Dialler Campaign according to lender notes from 01st March 2017. Borrower is not interested in the changes which lender offered.		CLS	UFSS	Mortgage Express	Individual	50,500.00	7-Nov-02	216	2-Jan-19	Remortgage	44.89	5.65	Repayment	Repayment	Live	6,365.37	6,365.37	Repayment	2	6,365.37	Tracker	359.25	1.75		Employed	Other			35,000.00	0.00			Terraced House	1900	Freehold	0	N	1st	6,600.00	145.88			0.00	112,500.00	11-Oct-02	Physical	112,500.00	11-Oct-02	198,690.10	3.2	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y	27-Nov-06	30-Oct-06			Multiple (Specify)	27-Nov-06
Last offer provided from 20th October 2006; new interest rate from 01st November 06: 38 payments fixed 5.44% and 131 payments variable, rate up to 85% LTV base + 1.75. Term changed to 12 years and 1 month.
																																																																																																	N						N			Borrower is not interested in changes.	BTL Outbound Dialler Campaign according to lender notes from 01st March 2017.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
611	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	117,390.00	5-Jun-03	72	2-Jul-19	Purchase	83.85	4.99	Interest Only	Unknown	Live	117,832.36	117,832.36	Interest Only	2	117,832.36	Tracker	196.39	1.75		Employed				100,000.00				Flat or Apartment	1913	Feudal	0	N	1st	11,400.00	193.91			138,112.00	140,000.00	7-Apr-03	Physical	140,000.00	7-Apr-03	247,132.71	47.68	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y	17-Mar-09				Term Extension	17-Mar-09	Repayment period was varied from 3 months to 10 years and 3 months. Unknown the reason for modification	N						N			Unknown.	No record on the system, last comment from February 2010, of any action taken regarding impending maturity of the loan - due in 2 years. Last PMS note from Dec15.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
612	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	52,000.00	24-Jun-05	300	30-Jun-30	Purchase	80	4.99	Repayment	Repayment	Live	32,651.54	32,651.54	Repayment	2	32,651.54	Tracker	237.86	1.75		Employed				21,800.00				Flat or Apartment	1995	Feudal	0	N	1st	4,800.00	129.76			65,250.00	65,000.00	18-May-05	Physical	65,000.00	18-May-05	82,864.47	39.4	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
613	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓		Further advance, 22K up to 114,714.05 net value on 30th January 2006.	CLS	UFSS	Mortgage Express	Individual	90,950.00	4-Aug-05	300	31-Aug-30	Purchase	85	4.99	Interest Only	Unknown	Live	114,734.21	114,734.21	Interest Only	2	114,734.21	Tracker	191.23	1.75		Employed				31,500.00				Flat or Apartment	1980	Feudal	0	N	1st	6,600.00	143.22			107,000.00	107,000.00	18-Jul-05	Physical	138,000.00	19-Oct-06	146,930.33	78.09	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
614	36 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: Borrower bankrupt 18th October 2012, however has honoured the mortgage payments.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	112,200.00	24-Aug-05	300	31-Aug-30	Purchase	85	5.14	Interest Only	Unknown	Live	119,057.16	119,057.16	Interest Only	2	119,057.16	Tracker	198.43	1.75		Self-Employed				180,000.00				Terraced House	1970	Freehold	0	N	1st	7,800.00	135			132,000.00	132,000.00	30-Jun-05	Physical	160,000.00	27-Jul-07	203,048.67	58.63	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
615	36 months PH	B	A	A	✗	✓	✓	RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v8.7 dated January 2005. Net loan 237K rate 1.01% for 19 years and payments of 1,035pm, giving rental coverage of 117%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.			✓	✗	✓	MISS.22 - Offer Missing - Known: No Loan offer on file. MISS.28 - CoT Missing / Request for funds - Known: No Certificate of Title on file. MISS.25 - KYC Missing - Known: No ID or proof of identity on file. MISS.21 - Application Missing - Known: No application form on file.		CLS	UFSS	Mortgage Express	Individual	237,150.00	26-Aug-05	228	30-Sep-24	Purchase	85	1.01	Interest Only	Unknown	Live	2,754.48	2,754.48	Interest Only	2	149,168.10	Tracker	4.59	1.75		Employed	ND			2,881,701.00	0.00			Semi Detached House	1900	Freehold	0	N	1st	14,580.00	117			279,000.00	279,000.00	1-Jul-05	Physical	279,000.00	1-Jul-05	353,149.33	0.78	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N											✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓
616	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	128,500.00	16-Sep-05	300	30-Sep-30	Remortgage	72.19	4.99	Interest Only	Unknown	Live	130,467.87	130,467.87	Interest Only	2	130,467.87	Tracker	217.45	1.75		Employed	Self-Employed			60,000.00	35,000.00			Detached House	0	Freehold	0	N	1st	8,340.00	320			178,000.00	178,000.00	14-Jun-05	Physical	178,000.00	14-Jun-05	188,532.75	69.2	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
617	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓		F/Adv. for the amount of 13,857, 26th August 2008.	CLS	UFSS	Mortgage Express	Individual	59,500.00	20-Oct-05	300	31-Oct-30	Remortgage	79.33	4.74	Interest Only	Unknown	Live	75,131.70	75,131.70	Interest Only	2	75,131.70	Tracker	125.14	1.75		Self-Employed				70,000.00				Maisonette	1900	Feudal	0	N	1st	5,400.00	188	6,300.00	137	70,000.00	75,000.00	4-Aug-05	Physical	97,500.00	21-Aug-08	99,415.89	75.57	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
618	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓		5th December 2006 F/Adv. up to 67,794.92 and again up to 89,017.81 dated 30th June 2008.	CLS	UFSS	Mortgage Express	Individual	55,250.00	21-Oct-05	180	31-Oct-20	Purchase	85	4.74	Interest Only	Unknown	Live	88,996.04	88,996.04	Interest Only	2	88,996.04	Tracker	148.33	1.75		Self-Employed	ND	ND		50,000.04	0.00	0.00		Flat or Apartment	1968	Feudal	0	N	1st	7,200.00	271	7,800.00	168	65,000.00	65,000.00	2-Aug-05	Physical	105,000.00	11-Mar-08	100,549.58	88.51	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Unknown.	No record on the system of any action taken regarding maturity of the loan - due in 3 years 3 months. Last notes in the system June 2011.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
619	36 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.29 - All documents missing - Known: All documents missing, only title search found. Issue noted by the lender (known).		CLS	UFSS	Mortgage Express	Individual	60,000.00	26-Oct-05	180	31-Oct-20	Remortgage	60	5.5	Repayment	Repayment	Live	9,509.03	9,509.03	Repayment	2	17,918.93	Tracker	252.67	1.75		Employed	ND			30,000.00	0.00			Bungalow	0	Freehold	0	N	1st					100,000.00	100,000.00	28-Jul-05	Physical	100,000.00	28-Jul-05	102,493.07	9.28	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Unknown.	No letter or contact seen on file regarding borrower proposals on maturity of loan - due in 3 years and 3 months	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓
620	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	62,900.00	3-Nov-05	240	30-Nov-25	Purchase	83.87	4.99	Interest Only	Unknown	Live	71,941.95	71,941.95	Interest Only	2	71,941.95	Tracker	119.9	1.75		Employed	ND			51,400.00	0.00			Flat or Apartment	1980	Feudal	0	N	1st	4,800.00	152			74,000.00	75,000.00	13-Sep-05	Physical	85,000.00	25-Aug-06	93,103.69	77.27	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0		Unknown	None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
621	36 months PH	B	A	A	✗	✓	✓	RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v8.7 dated 17 January 2005. Net loan 110991 rate 4.99% and payments of 461.54 pm, giving rental coverage of 119.17%. Coverage should be 130% minimum. Underwriting discretion applied of 50 pounds and rental coverage based on this discretion applied is 129.99%			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	110,991.00	29-Nov-05	300	30-Nov-30	Purchase	71.15	4.99	Interest Only	Unknown	Live	112,692.30	112,692.30	Interest Only	2	112,692.30	Tracker	187.82	1.75		Employed				47,200.00				Flat or Apartment	1900	Feudal	0	N	1st	6,600.00	119			156,000.00	156,000.00	14-Oct-05	Physical	156,000.00	14-Oct-05	186,915.00	60.29	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
622	36 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.8.7 dated 17th January 2005. Rate charged 4.99% for 5 years and rental income 1000pm. Gross loan 233485 and payments of 970.91pm, giving coverage of 103%. Net loan 230000 and payments of 956.41pm, giving coverage of 105%. Underwriting discretion applied of additional 50 pounds making rental income of 1050 and based on net loan rental coverage based on this discretion applied 110%		CLS	UFSS	Mortgage Express	Individual	230,000.00	4-Jan-06	300	31-Jan-31	Purchase	83.65	4.99	Interest Only	Unknown	Live	233,434.17	233,434.17	Interest Only	2	233,434.17	Tracker	389.06	1.75		Self-Employed	ND			126,850.00	0.00			Semi Detached House	2005	Freehold	0	N	1st	12,000.00	103			274,950.00	274,950.00	2-Dec-05	Physical	274,950.00	2-Dec-05	416,569.60	56.04	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
623	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	58,225.00	23-Mar-06	180	31-Mar-21	Purchase	85	5.17	Interest Only	Unknown	Live	58,692.54	58,692.54	Interest Only	2	58,692.54	Tracker	97.82	1.75		Employed				30,400.00				Terraced House	1965	Feudal	0	N	1st	6,000.00	198			68,500.00	68,500.00	7-Feb-06	Physical	68,500.00	7-Feb-06	84,497.65	69.46	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			None identified	No action identified	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
624	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	97,750.00	7-Apr-06	300	30-Apr-31	Remortgage	85	4.99	Interest Only	Unknown	Live	99,382.59	99,382.59	Interest Only	2	99,382.59	Tracker	165.64	1.75		RETIRED				46,500.00				Terraced House	1977	Feudal	0	N	1st	7,800.00	157			115,000.00	115,000.00	8-Mar-06	Physical	115,000.00	8-Mar-06	141,857.37	70.06	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None										None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
625	36 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: IVA approved for both borrowers on 13th March 2015 following a meeting with the creditors. IVA to run for 60 months with payments of 1790 per month. IVA entered into as the borrowers were struggling financially due to the property market collapse. Borrower 1 owed a large amount for VAT liability and a statutory demand was served. Payments being made to IVA with latest annual review dated 13 March 2017 showing all contributions up to date. Loan account has not been affected and all payments being made.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	65,300.00	11-Apr-06	300	30-Apr-31	Purchase	83.72	5.24	Repayment	Repayment	Live	42,960.13	42,960.13	Repayment	2	42,960.13	Tracker	296.46	1.75		Self-Employed	Employed			100,000.00	17,700.00			Semi Detached House	1990	Freehold		N	1st	5,400.00	155			78,000.00	78,000.00	8-Dec-05	Physical	78,000.00	8-Dec-05	80,198.49	53.57	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
626	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	61,625.00	26-May-06	192	31-May-22	Purchase	85	4.99	Interest Only	Unknown	Live	62,583.22	62,583.22	Interest Only	2	62,583.22	Tracker	104.31	1.75		Self-Employed				98,000.00				Flat or Apartment	2006	Feudal	0	N	1st	4,800.00	156			72,500.00	51,000.00	27-Jan-06	Physical	51,000.00	27-Jan-06	89,431.82	69.98	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
627	36 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: Telephone call made to Borrower 3rd April 2017 under the heading Campaign Call RPC to find out the Borrowers Repayment Plan. The Borrower advised the intention is to repay the loan in full and keep the property. The method of repayment was not established.		CLS	UFSS	Mortgage Express	Individual	130,000.00	30-Jun-06	180	30-Jun-21	Remortgage	61.9	5.14	Interest Only	Unknown	Live	130,643.68	130,643.68	Interest Only	2	130,643.68	Tracker	217.74	1.75		Self-Employed				37,600.00				Terraced House	1920	Leasehold	999	N	1st	9,600.00	142.97			200,000.00	210,000.00	16-May-06	Physical	210,000.00	16-May-06	180,427.93	72.41	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Not established at this time.
Telephone call made to Borrower 3rd April 2017 to find out the Borrower's Repayment Plan. The Borrower advised the intention is to repay the loan in full and keep the property. The method of repayment was not established.
																																																																																																												✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
628	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	382,500.00	5-Jul-06	300	31-Jul-31	Remortgage	85	4.99	Interest Only	Unknown	Live	516,466.49	516,466.49	Interest Only	2	516,466.49	Tracker	860.79	1.75		Self-Employed				435,000.00				Terraced House	1850	Freehold	0	N	1st	27,000.00	139.35	38,400.00	149.03	450,000.00	450,000.00	21-Apr-06	Physical	740,000.00	28-Sep-07	939,100.09	55	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
629	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	87,550.00	21-Aug-06	180	31-Aug-21	Remortgage	85	5.29	Interest Only	Investment	Live	88,883.02	88,883.02	Interest Only	2	88,883.02	Tracker	148.14	1.75		Self-Employed	ND			65,000.00	0.00			Flat or Apartment	1975	Leasehold	121	N	1st	6,300.00	133.96			103,000.00	103,000.00	28-Jul-06	Physical	103,000.00	28-Jul-06	148,560.79	59.83	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Exit strategy unknown at this time.	No action taken by the Lender at this time due to the nature of the loan being Buy to Let.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
630	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	80,750.00	6-Dec-06	300	31-Dec-31	Purchase	85	5.19	Interest Only	Unknown	Live	81,987.35	81,987.35	Interest Only	2	81,987.35	Tracker	136.65	1.75		Self-Employed	ND			35,000.00	0.00			Terraced House	1900	Freehold	0	N	1st	5,400.00	126			95,000.00	95,000.00	8-Sep-06	Physical	95,000.00	8-Sep-06	108,995.26	75.22	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Transfer of Equity	11-Jan-12
In 2006 the initial loan was issued to Mr. Borrower in his sole name, all documentation completed correctly. In January 2012 there was a change in property ownership into the joint names of Mr & Mrs Borrower. All documentation relating to the transfer of ownership & the amendment of the mortgage account into joint names also on file and in order.
																																																																																																	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
631	36 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.29% for 2 years and rental income 8,100 pm. Gross loan 124,979 and payments of 550.95 pm, giving coverage of 122%. Net loan 122,495 and payments of 540 pm, giving coverage of 125%. Underwriting discretion applied using the net loan amount.		CLS	UFSS	Mortgage Express	Individual	122,495.00	26-Apr-07	240	30-Apr-27	Remortgage	84.48	5.29	Interest Only	Unknown	Live	125,004.13	125,004.13	Interest Only	2	125,004.13	Tracker	208.34	1.75		Self-Employed	Self-Employed			300,000.00	0.00			Flat or Apartment	1900	Leasehold	70	N	1st	8,100.00	122			145,000.00	145,000.00	15-Feb-07	Physical	145,000.00	15-Feb-07	198,373.21	63.01	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Transfer of Equity	18-Mar-09
Transfer of Equity from single ownership to joint ownership as evidenced by application form on file.  Illustration document produced on 31st March 2008.

There are notes on file from 24th January 2017 that a further Transfer of Equity, removing Borrower 2 with a new Borrower noted.  Notes state that all related loans with Borrower 2 names will have term reduced to 8 years remaining.  This affects 30 accounts.  The further Transfer of Equity has not been put in place as far as I can see.
																																																																																																	N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
632	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	68,850.00	30-Apr-07	300	30-Apr-32	Purchase	85	5.79	Interest Only	Unknown	Live	68,940.69	68,940.69	Interest Only	2	68,940.69	Tracker	114.9	1.75		Self-Employed				186,000.00				Flat or Apartment	2006	Freehold	0	N	1st	5,400.00	135			81,000.00	81,000.00	21-Nov-06	Physical	81,000.00	21-Nov-06	90,448.47	76.22	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
633	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	129,200.00	31-May-07	240	31-May-27	Purchase	85	4.89	Interest Only	Unknown	Live	132,469.77	132,469.77	Interest Only	2	132,469.77	Tracker	220.79	1.75		Self-Employed	Self-Employed			25,200.00	35,000.00			Flat or Apartment	1930	Feudal	0	N	1st	8,400.00	129.69			152,000.00	152,000.00	6-Apr-07	Physical	152,000.00	6-Apr-07	145,942.25	90.77	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
634	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	66,300.00	6-Jun-07	300	30-Jun-32	Remortgage	85	5.54	Interest Only	Unknown	Live	67,338.65	67,338.65	Interest Only	2	67,338.65	Tracker	112.23	1.75		Self-Employed				24,000.00				Terraced House	1974	Feudal	0	N	1st	5,400.00	144.77			78,000.00	78,000.00	23-Apr-07	Physical	78,000.00	23-Apr-07	74,891.42	89.92	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
635	36 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: CMI July 2014 to August 2016 365.29, September 2016 to April 2016 325.35 and May 2016 to June 2016 324.73. Payments for 2014. July direct debit rejected and no payment made. Direct debit stopped. August no payment made. September 730.58 paid. October 365.29 paid. November 365.29. December 365.29 paid. Payments for 2015. January 365.29 paid. February no payment 2 months in arrears. March 365.29. April No payment made 3 months in arrears. May 730.58 paid. June 100 paid. July 265 paid. August 200 paid. September 730.58 paid. October 365.58 paid. November No payment made and 3 months in arrears. December 365.29 paid. Payments for 2016. January 365.29 paid. February 500 paid. March 1491.74 and arrears cleared. April 100 paid. May 275.29 paid. June 445.29. July 355.29 paid. August 335.29 paid. September 50 paid. October 915.99. November 350.35 paid by direct debit. Direct debit set back up. December 350.35. Payments for 2017. January 350.35 paid. February 350.35 paid. March 350.35 paid April 350.35 paid. May 249.73 paid and June 499.46 paid. At cut off point the accounts was in credit by 349.73. System note dated 12th November 2014 confirms that the arrears were due to the borrower being ill, vacant properties and  for this property being wrecked by previous tenants and requiring extensive repairs.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	190,000.00	8-Jun-07	180	30-Jun-22	Remortgage	69.09	4.84	Interest Only	Unknown	Live	194,608.64	194,608.64	Interest Only	2	194,958.37	Tracker	324.73	1.75		Self-Employed				35,000.00				Terraced House	1930	Freehold	0	N	1st	12,000.00	127.91			275,000.00	275,000.00	24-Jan-07	Physical	275,000.00	24-Jan-07	418,064.01	46.55	0	0	Direct Debit	Paying	No Current Arrears	BTL - No Tenants	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No action taken	No action taken	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
636	36 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May 2007. Rate charged 5.74% for 2 years and rental income 875pm. Gross loan 146122 and payments of 698.95 pm, giving coverage of 125%. Net loan 145000 and payments of 693.58pm, giving coverage of 126%. Underwriting discretion applied using additional 50 added to monthly rental income rental coverage based on this discretion applied 132%.		CLS	UFSS	Mortgage Express	Individual	145,000.00	13-Sep-07	300	30-Sep-32	Remortgage	69.05	5.74	Interest Only	Unknown	Live	146,128.98	146,128.98	Interest Only	2	146,128.98	Tracker	243.55	1.75		Employed	ND			10,440.00	0.00			Detached House	2004	Feudal	0	N	1st	10,500.00	125			210,000.00	210,000.00	19-Jul-07	Physical	210,000.00	19-Jul-07	201,385.05	72.56	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
637	36 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No ID or any proof of identity on file, however borrower has other loans in the portfolio (linked cases); known by lender.		CLS	UFSS	Mortgage Express	Individual	59,500.00	24-Sep-07	300	31-May-26	Remortgage	45.77	1.16	Interest Only	Unknown	Live	60,527.32	60,527.32	Interest Only	0.84	60,527.32	Tracker	42.37	0.59		Self-Employed				150,000.00				Terraced House	1925	Leasehold	800	N	1st	4,800.00	125			130,000.00	130,000.00	4-Sep-07	Physical	130,000.00	4-Sep-07	79,410.38	76.22	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Term reduction	7-Mar-17	Deed amendment in order to reduce the term to 31st of May 2026. Deed dated 24th of February 2017.	N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
638	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	92,451.00	24-Sep-07	300	30-Sep-32	Remortgage	84.05	5.14	Interest Only	Unknown	Live	94,814.19	94,814.19	Interest Only	2	94,814.19	Tracker	158.03	1.75		Self-Employed				57,500.00				Terraced House	2001	Freehold	0	N	1st	5,940.00	143			110,000.00	110,000.00	31-Aug-07	Physical	110,000.00	31-Aug-07	120,510.54	78.68	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
639	36 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 4.94% for 2 years and rental income 9,600 pm. Gross loan 156,860 and payments of 645.74 pm, giving coverage of 124%. Net loan 153,000 and payments of 629.85 pm, giving coverage of 127%. Underwriting discretion applied using the net loan amount.		CLS	UFSS	Mortgage Express	Individual	153,000.00	2-Oct-07	300	31-Oct-32	Remortgage	85	4.94	Interest Only	Unknown	Live	160,977.73	160,977.73	Interest Only	2	160,977.73	Tracker	268.3	1.75		Self-Employed				101,760.00				Flat or Apartment	2007	Leasehold	999	N	1st	9,600.00	124			180,000.00	180,000.00	17-May-07	Physical	180,000.00	17-May-07	177,024.34	90.94	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			Y
Litigation solicitors instructed on 11th March 2009 for Ground Rent of £2,270.08. Borrower agreed that Lender to pay full amount and that the amount should be added to the main account along with the £30 administration fee.  This was done ast per Lender letter to Borrower dated 4th May 2010.  All correspondence on file.  Cease date 7th January 2010. Account being paid and no further issues noted.
																																																																																																							N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
640	36 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v8.7 dated 17th January 2005. Rate charged 5.19% and rental income 650pm. Gross loan 121975 and payments of 527.54 pm, giving coverage of 123%. Net loan 119000 and payments of 514.67pm, giving coverage of 126%. Underwriting discretion applied by adding 50pm to rental income and rental coverage based on this discretion applied 132%.		CLS	UFSS	Mortgage Express	Individual	119,000.00	5-Oct-07	300	31-Oct-32	Purchase	85	5.19	Interest Only	Unknown	Live	121,970.61	121,970.61	Interest Only	2	121,970.61	Tracker	203.29	1.75		Employed				20,800.00				Semi Detached House	2001	Feudal	0	N	1st	7,800.00	123			140,000.00	140,000.00	10-Sep-07	Physical	140,000.00	25-Sep-07	134,256.70	90.85	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
641	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	102,000.00	1-Nov-07	240	30-Nov-27	Remortgage	85	5.39	Interest Only	Endowment	Live	106,274.08	106,274.08	Interest Only	2	106,274.08	Tracker	177.13	1.75		Employed				27,200.00				Flat or Apartment	1890	Feudal	0	N	1st	6,600.00	117			120,000.00	120,000.00	20-Sep-07	Physical	120,000.00	20-Sep-07	112,989.03	94.06	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						Y	Aberdein Considine	11-Apr-11			✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
642	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	106,250.00	8-Nov-07	300	30-Nov-32	Remortgage	85	5.24	Interest Only	Unknown	Live	108,910.33	108,910.33	Interest Only	2	108,910.33	Tracker	181.52	1.75		Self-Employed	Self-Employed			110,000.00	0.00			Terraced House	1965	Feudal	0	N	1st	7,200.00	126.17			125,000.00	125,000.00	9-Oct-07	Physical	125,000.00	9-Oct-07	117,696.91	92.53	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
643	36 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 5.34% for 2 years and rental income 550pm. Gross loan 101270 and interest only payments of 450.65pm, giving coverage of 122%. Net loan 98800 and payments of 439.66pm, giving coverage of 125%. Underwriting discretion applied by the addition of 50 to monthly rental income for rental coverage. Based on this discretion applied 133%.		CLS	UFSS	Mortgage Express	Individual	98,800.00	16-Nov-07	168	30-Nov-21	Remortgage	61.75	5.34	Interest Only	Unknown	Live	101,274.54	101,274.54	Interest Only	2	101,274.54	Tracker	168.79	1.75		Employed				26,000.00				Detached House	1975	Feudal	0	N	1st	6,600.00	125			160,000.00	160,000.00	20-Sep-07	Physical	160,000.00	20-Sep-07	150,652.04	67.22	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
644	36 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: System shows record of an IVA originally on 4th May 2010. Update on 9th July 2012 from IVA Supervisor states that borrower required to adhere to a creditor repayment programme over 5 years and dispose of property assets and a shareholding. Further update 25th April 2016 stating that full review of borrowers portfolio to be undertaken and then a face to face meeting to be arranged with borrower. No more recent update found.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	92,750.00	29-Nov-07	300	30-Nov-32	Purchase	80.65	6.94	Interest Only	Unknown	Live	93,591.44	93,591.44	Interest Only	1.44	93,591.44	Tracker	112.31	1.19		Self-Employed				35,000.04				Terraced House	1900	Freehold	0	N	1st	9,600.00	149.1			115,000.00	115,000.00	7-Aug-07	Physical	120,000.00	7-Aug-07	121,867.86	76.8	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
645	36 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	91,800.00	14-Dec-07	300	31-Dec-32	Purchase	90	6.09	Interest Only	Unknown	Live	93,753.59	93,753.59	Interest Only	2	93,753.59	Tracker	156.26	1.75		Employed	ND			70,000.00	0.00			Flat or Apartment	1950	Feudal	0	N	1st	7,200.00	126			102,000.00	102,000.00	23-Nov-07	Physical	102,000.00	23-Nov-07	96,040.68	97.62	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
646	36 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.10.2 dated 21st May 2007. Rate charged 5.39% (2 year fixed rate) and rental income 600pm. Gross loan 121,975 and payments of 548pm, giving coverage of 109%. Net loan 119,000 and payments of 534pm, giving coverage of 112%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 112% (within policy as Borrower is an experienced landlord)		CLS	UFSS	Mortgage Express	Individual	119,000.00	10-Mar-08	300	31-Mar-33	Remortgage	85	5.39	Interest Only	Unknown	Live	122,060.56	122,060.56	Interest Only	2	122,060.56	Tracker	203.44	1.75		Self-Employed				42,000.00				Terraced House	1950	Feudal	0	N	1st	7,200.00	109			140,000.00	140,000.00	4-Feb-08	Physical	140,000.00	4-Feb-08	134,066.11	91.05	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
647	36 months PH	C	B	A	✗	✗	✓	RISK.41 - Complaint (not PPI): Borrower made a complaint on 2nd May 2017 in relation to application of fees to the account. Resolved and flag removed 2nd June 2017.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Missed payment in August 2016 but made a double payment in September 2016 to clear arrears. Account operated in order until January 2017. Each month between January 2017 and April 2017 the direct debits for payment were rejected and Borrower made late payments to the account by card payment. Missed payment in May 2017 and then paid June repayment late by card. Arrears of 1 month at present due to missed payment in May. Reason the Borrower is struggling with repayments since January 2017 is reduced income from employment		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	123,250.00	31-Mar-08	396	31-Mar-41	Remortgage	85	6.29	Interest Only	Unknown	Live	125,341.26	125,341.26	Interest Only	2	125,341.26	Tracker	208.48	1.75		Employed				37,285.00				Maisonette	1955	Feudal	0	N	1st	10,800.00	137			145,000.00	145,000.00	23-Jan-08	Physical	145,000.00	23-Jan-08	138,854.19	90.27	208.48	1	Card Payment	Trying	Remain Static	Reduced Income	ATP Active	ATP Additional	Supported	208.48	30-Jun-17	30-Jun-17	Borrower missed payment in May 2017. Made a promise to pay CMS + arrears amount at end of June 2017. Borrower made CMS payment by card but did not gave sufficient funds to clear the arrears as promised.				0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
648	36 months PH	A	A	A	✗	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No proof of identity or address verification on file. Known to Lender. RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.39% (2 year fixed rate) and rental income 480pm. Gross loan 86,253 and payments of 387pm, giving coverage of 124%. Net loan 84,150 and payments of 378pm, giving coverage of 127%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 127% (within policy)		CLS	UFSS	Mortgage Express	Individual	84,150.00	7-Apr-08	300	30-Apr-33	Purchase	84.15	5.39	Interest Only	Unknown	Live	82,602.81	82,602.81	Interest Only	2	82,602.81	Tracker	137.67	1.75		Self-Employed				24,000.00				Flat or Apartment	1988	Feudal	0	N	1st	5,760.00	124			99,000.00	100,000.00	26-Feb-08	Physical	100,000.00	26-Feb-08	95,761.51	86.26	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
649	36 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 6.09% (2 year fixed rate) and rental income 695pm. Gross loan 112,294 and payments of 570pm, giving coverage of 122%. Net loan 109,556 and payments of 556pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)		CLS	UFSS	Mortgage Express	Individual	109,556.00	15-May-08	240	31-May-28	Remortgage	83	6.09	Interest Only	Unknown	Live	113,329.44	113,329.44	Interest Only	2	113,329.44	Tracker	188.88	1.75		Employed				60,000.00				Semi Detached House	1948	Freehold	0	N	1st	8,340.00	122			132,000.00	132,000.00	16-Apr-08	Physical	132,000.00	16-Apr-08	151,970.64	74.57	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
650	36 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May 20076. Rate charged 6.49% for 2 years and rental income 450pm. Gross loan 77,531 and payments of 419.31pm, giving coverage of 107.31%. Net loan 75,640 and payments of 409.08pm, giving coverage of 110%. Underwriting discretion applied net loan used and rental coverage based on this discretion applied 110%. This is acceptable in this instance as the product chosen and shown on the offer is described as BTL 110% Rent 0.26% discount for 2 years.		CLS	UFSS	Mortgage Express	Individual	75,640.00	30-Jul-08	180	31-Jul-23	Purchase	72.04	6.49	Interest Only	Unknown	Live	77,219.96	77,219.96	Interest Only	2	77,526.53	Tracker	128.78	1.75		Self-Employed				100,000.00				Semi Detached House	1935	Feudal	0	N	1st	5,400.00	107.31			96,000.00	105,000.00	18-Mar-08	Physical	105,000.00	18-Mar-08	102,929.21	75.02	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
651	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.33 - Further advance documents missing - Known: Further advance documents not on file and file checklist confirms not available. MISS.25 - KYC Missing - Known: KYC documents not on file and file checklist confirms as not available. MISS.24 - Valuation Missing - Known: Valuation dated 30th June 2003 not on file and file checklist confirms not available.		CLS	UFSS	Mortgage Express	Individual	91,000.00	29-Feb-00	300	2-Apr-25	Remortgage	80.7	7.25	Repayment	Repayment	Live	136,022.79	136,022.79	Interest Only	1.75	136,022.79	Tracker	198.37	1.5	01-Aug-2017	Self-Employed				80,000.00				Terraced House	1900	Freehold	0	N	1st	14,400.00	218				114,000.00	5-Jan-00	Physical	200,000.00	30-Jun-03	346,293.59	39.28	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					N			28-May-09	REP to IO	Switch to Interest Only	28-May-09	Switch of repayment type from Repayment to IO following borrower request	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✗	✓	✓	✓
652	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: KYC documentation not on file and file checklist confirms that not available. MISS.33 - Further advance documents missing - Known: Further advance offer letter not seen and file checklist confirms that not available. (Transaction screen print on file showing further advance 28th October 2003 for 61000 and total balance 123487.59. Used in rental cover calculation.)		CLS	UFSS	Mortgage Express	Individual	63,750.00	17-Jun-02	300	2-Jul-27	Remortgage	85	4.35	Repayment	Repayment	Live	64,886.85	64,886.85	Repayment	2	64,886.85	Tracker	597.04	1.75		Self-Employed				130,680.00				Terraced House	1912	Leasehold	125	N	1st	5,880.00	212	8,700.00	136.8	0.00	75,000.00	13-Mar-02	Physical	145,000.00	21-Oct-03	241,968.20	26.82	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None							9-Nov-06			None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓
653	12 months PH	A	A	A	✗	✓	✓				✓	✗	✓	MISS.22 - Offer Missing - Known: Original offer letter from 2004 missing and file coversheet confirms that offer document not found. RISK.18 - F/AD rental income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May 2007. Rate charged 5.59% and rental income 850pm. Gross loan 152,951 and payments of 712pm, giving coverage of 119.4%. Net loan 152,522 and payments 710pm giving coverage 119.7. Underwriting discretion applied using 50pm additional rental income and rental coverage based on this discretion applied is 126.4%.		CLS	UFSS	Mortgage Express	Individual	127,500.00	18-May-04	300	2-Jun-29	Remortgage	85	5.59	Interest Only	Unknown	Live	148,133.89	148,133.89	Interest Only	2	154,541.23	Tracker	247.39	1.75		Employed				30,000.00				Flat or Apartment	1950	Leasehold	80	N	1st	9,600.00	134.7	10,200.00	119.4	0.00	150,000.00	14-Apr-04	Physical	180,000.00	4-Jan-08	268,232.95	55.23	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
654	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No Know Your Customer copy documents on file and lender checklist confirms that documents not available.		CLS	UFSS	Mortgage Express	Individual	46,325.00	7-Aug-02	240	2-Sep-22	Purchase	85	4.95	Interest Only	Unknown	Live	74,453.22	74,453.22	Interest Only	2	74,453.22	Tracker	124.09	1.75		Self-Employed				25,000.00				Terraced House	2002	Freehold	0	N	1st	4,800.00	207.2	6,240.00	147.7	54,500.00	54,500.00	2-May-02	Physical	110,000.00	13-Jul-05	125,140.05	59.5	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
655	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debits due in August 2016, November 2016, December 2016, January 2017, February 2017, March 2017, May 2017 and June 2017 were all returned unpaid and then paid by card - usually within 7/10 days and within the month so that arrears did not occur. Note on system states that borrower collects rent in cash and sometimes does not have time to pay in to the bank.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	96,050.00	8-Jul-04	300	2-Aug-29	Purchase	83.52	5.74	Interest Only	Unknown	Live	93,281.78	93,281.78	Interest Only	2	97,884.96	Tracker	155.83	1.75		Self-Employed	Employed			90,000.00	46,000.00			Bungalow	1904	Leasehold	895	N	1st	8,280.00	149.3			113,000.00	115,000.00	30-Mar-04	Physical	114,000.00	30-Mar-04	163,869.66	56.92	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
656	12 months PH	B	B	A	✗	✗	✓	RISK.55 - Title - Other Charges: Land registry search shows a second charge registered against the property on 9th August 2007 by Barclays Bank.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit 514.20 returned unpaid 4th April 2017 and then paid 12th April 2017. May and June 2017 payments made satisfactorily. No notes on system to explain late payment in April.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	300,000.00	12-Dec-03	228	2-Jan-23	Purchase	83.33	4.99	Interest Only	Unknown	Live	308,519.69	308,519.69	Interest Only	2	308,519.69	Tracker	514.2	1.75		Employed				20,000.00				Terraced House	2003	Leasehold	999	N	1st	21,000.00	140.1			360,000.00	360,000.00	25-Mar-03	Physical	360,000.00	25-Mar-03	743,770.46	41.48	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
657	12 months PH	B	B	A	✗	✗	✓	RISK.55 - Title - Other Charges: System shows that a subsequent charge has been registered. Land search shows that a charge registered 03rd July 2008 by Blemain Finance Limited.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower has been maintaining the monthly payments in the last 12 months and has made additional small monthly payments (not under a recorded ATP) of 30 in December 2016, 25 in January 2017, 25 in February 2017 and 25 in March 2017 by bank payment. These payments have reduced the arrears but there has been no further payment since March 2017 and the lender has been attempting contact to clarify borrowers intentions.		✓	✗	✓	MISS.25 - KYC Missing - Known: Incomplete KYC on file and file checklist confirms that KYC is missing.		CLS	UFSS	Mortgage Express	Individual	136,000.00	15-Jul-03	240	2-Aug-23	Remortgage	85	4.85	Interest Only	Unknown	Live	142,971.55	142,971.55	Interest Only	2	142,971.55	Tracker	238.29	1.75		Self-Employed				98,000.00				Terraced House	1900	Leasehold	99	N	1st	8,700.00	131.9			0.00	160,000.00	3-Jun-03	Physical	160,000.00	3-Jun-03	322,903.34	44.28	145	0	Direct Debit	Paying	Remain Static	Unknown	No ATP	No Active ATP	No ATP								0			None					N					None			Y
Lender instructed solicitors regarding a possession order and a hearing was scheduled for 25th September 2012. The hearing was adjourned and delayed and the file shows that the hearing due 25th November 2013 was cancelled following the mortgage being paid up to date.
																																																																																																							N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
658	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	62,900.00	11-Jul-03	300	2-Aug-28	Purchase	85	4.99	Repayment	Repayment	Live	36,156.21	36,156.21	Repayment	2	36,156.21	Tracker	303.32	1.75		Employed				47,500.00				Flat or Apartment	1900	Feudal	0	N	1st	4,800.00	153			77,100.00	74,000.00	20-May-03	Physical	74,000.00	20-May-03	130,627.29	27.68	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
659	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy Pre January 2005. Rate charged 5.24% for 3 years and rental income 450pm. Gross loan 87424 and payments of 381.75pm, giving coverage of 117.9%. Net loan 86940 and payments of 379.63pm, giving coverage of 118.5%. Underwriting discretion applied of 50 pm additional rental income and rental coverage based on this discretion applied 131.7%.		CLS	UFSS	Mortgage Express	Individual	86,940.00	25-May-04	240	2-Jun-24	Purchase	63.23	5.24	Interest Only	Unknown	Live	87,545.05	87,545.05	Interest Only	2	87,545.05	Tracker	145.91	1.75		Self-Employed	Other			55,000.00	4,980.00			Terraced House	2004	Freehold	0	N	1st	6,240.00	117.9			137,500.00	137,500.00	22-Apr-04	Physical	137,500.00	22-Apr-04	188,975.86	46.33	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
660	12 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: System shows record of an IVA originally on 4th May 2010. Update on 9th July 2012 from IVA Supervisor states that borrower required to adhere to a creditor repayment programme over 5 years and dispose of property assets and a shareholding. Further update 25th April 2016 stating that full review of borrowers portfolio to be undertaken and then a face to face meeting to be arranged with borrower. No more recent update found.			✓	✗	✓	MISS.22 - Offer Missing - Known: Original offer letter from 2002 not on file and file checklist confirms that not available.		CLS	UFSS	Mortgage Express	Individual	136,000.00	30-Jul-02	300	2-Aug-27	Remortgage	85	4.74	Interest Only	Unknown	Live	212,737.34	212,737.34	Interest Only	2	212,737.34	Tracker	354.57	1.75		Employed				25,000.00				Semi Detached House	1905	Freehold	0	N	1st	18,000.00	279	24,144.00	239	0.00	160,000.00	14-Jun-02	Physical	250,000.00	21-Aug-07	253,891.37	83.79	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
661	12 months PH	B	A	A	✗	✓	✓	RISK.89 - Other Property Risk: System note dated 5th January 2017 states that property inspections have highlighted the need for works to be carried out to properties in the portfolio to ensure the condition meets the lenders mortgage requirements. The property in this record was not specifically mentioned but there appears to be a general concern around asset condition. A meeting was scheduled with borrower on 28th March 2017 to fully review the portfolio and total borrowing. No update on file regarding this meeting.			✓	✗	✓	MISS.22 - Offer Missing - Known: Original offer letter not found on file and file checklist confirms that it is not available.		CLS	UFSS	Mortgage Express	Individual	39,950.00	23-Jul-04	180	2-Aug-19	Purchase	85	4.89	Interest Only	Unknown	Live	76,264.82	76,264.82	Interest Only	2	76,264.82	Tracker	127.11	1.75		Self-Employed	ND			25,000.00	0.00			Terraced House	1900	Freehold	0	N	1st	4,560.00	233	5,400.00	144	47,000.00	36,000.00	10-May-04	Physical	90,000.00	22-Feb-08	93,728.99	81.37	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Not yet determined.	Letter to borrower 5th January 2017 requesting meeting to discuss borrower plans and proposals for the portfolio and the loans. Meeting arranged for 28th March 2017. No update since then.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
662	12 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: File note dated 16th April 2012 shows that borrower 1 subject to a bankruptcy order dated 20th March 2012. No subsequent note seen to confirm whether or not discharged. RISK.91 - App form incomplete/incorrect: Application form not signed or dated.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	27-Sep-02	300	2-Oct-27	Remortgage	85	4.55	Interest Only	Unknown	Live	98,645.88	98,645.88	Interest Only	2	98,645.88	Tracker	164.52	1.75		Self-Employed	Other			30,000.00	10,500.00			Terraced House	1896	Freehold	0	N	1st	5,100.00	155.1	7,800.00	152.2		84,000.00	12-Jun-02	Physical	130,000.00	14-Jun-06	148,799.34	66.29	0	0	Cheque Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		19-Jun-06			None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
663	12 months PH	B	B	A	✗	✗	✓
RISK.50 - Other Borrower Risk: System notes dated 19th May 2016 state that the company had been dissolved by 2015. This triggered the issue of formal demand on the company and the guarantors on 19th May 2016. A number of attempts were made to appoint an LPA Receiver but the legal advice taken was that this was not appropriate because the loans were up to date and the properties in good condition. The status of the company was not deemed to be a breach that could lead to the appointment of an LPA Receiver. System note dated 29th June 2016 states that the directors have been advised that to reinstate the company may take 9 months and cost 6000. System note dated 26th September 2016 confirms that the directors are commencing the process to reinstate the company. No further update on company status since that date.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit returned unpaid for September 2016 and October 2016, subsequently made up to date.		✓	✗	✓	MISS.37 - Certificate of Incorporation - Known: No Certificate of Incorporation on file. File checklist confirms not available. RISK.18 - F/AD rental income not within criteria - UW Discretion applied: Lending Policy v9.4 dated 24th May 2006. Rate charged 4.99% for 5 years and rental income 375pm. Gross loan 76,603 and payments of 318.11pm, giving coverage of 117.9%. Net loan 76,208 and payments of 318.11pm, giving coverage of 117.8%. Underwriting discretion applied to increase rental income by 50pm to 425 and rental coverage based on this discretion applied 133.6%.		CLS	UFSS	Mortgage Express	Ltd Company	51,000.00	22-Jul-04	300	2-Aug-29	Purchase	85	6	Interest Only	Unknown	Live	77,525.03	77,525.03	Interest Only	2	77,525.03	Tracker	129.21	1.75		Self-Employed				0.00				Terraced House	1900	Leasehold	876	N	1st	4,500.00	147	4,500.00	117.9	60,000.00	60,000.00	12-Apr-04	Physical	90,000.00	18-May-06	97,884.38	79.2	0	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None					N		2-Jun-06			None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓
664	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	60,000.00	2-Jul-04	180	2-Aug-19	Purchase	84.51	5.2	Interest Only	Unknown	Live	60,528.83	60,528.83	Interest Only	2	60,528.83	Tracker	100.88	1.75		RETIRED	Other	Other	Other	28,000.00	0.00	0.00	0.00	Terraced House	1974	Leasehold	500	N	1st	4,200.00	134.6			70,600.00	71,000.00	5-May-04	Physical	71,000.00	5-May-04	97,580.26	62.03	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Not stated.	No letters seen on file.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
665	12 months PH	A	A	A	✗	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: KYC documents not on file. File checklist confirms that not found. RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy pre January 2005 dated 1996. Rate charged 5.2% for 3 years and rental income 600pm. Gross loan 112372 and payments of 486.95pm, giving coverage of 123.2%. Net loan 111,888 and payments of 484.85pm, giving coverage of 123.7%. Underwriting discretion applied using additional 50 pm rental income and rental coverage based on this discretion applied 134.1%.		CLS	UFSS	Mortgage Express	Individual	111,888.00	4-Jun-04	300	2-Jul-29	Purchase	79.92	5.2	Interest Only	Unknown	Live	114,339.55	114,339.55	Interest Only	2	114,339.55	Tracker	190.57	1.75		Employed				28,800.00				Flat or Apartment	2004	Leasehold	150	N	1st	7,200.00	123.7			140,000.00	140,000.00	5-Apr-04	Physical	140,000.00	5-Apr-04	252,954.80	45.2	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
666	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No KYC documents on file and file checklist confirms that not available.		CLS	UFSS	Mortgage Express	Individual	292,000.00	5-Jul-00	300	2-Aug-25	Remortgage	80	6.5	Interest Only	Unknown	Live	543,597.24	543,597.24	Interest Only	1.75	543,597.24	Tracker	792.76	1.5		Employed	Other			70,000.00	0.00			Flat or Apartment	1880	Freehold		N	1st	27,600.00	145.4			365,000.00	365,000.00	17-May-00	Physical	725,000.00	19-Jun-07	###########	50.32	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
667	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.18 - F/AD rental income not within criteria - UW Discretion applied: Lending Policy v9.4 dated 24th May 2006. Rate charged 5.49% for 1 year and rental income 595pm. Gross loan 34852 and payments of 493.87pm, giving coverage of 120.5%. Net loan 34,437.00 and payments of 492.00pm, giving coverage of 120.9%. Underwriting discretion applied using additional rental income 50 pm and rental coverage based on this discretion applied 130.6%		CLS	UFSS	Mortgage Express	Individual	72,240.00	2-Sep-04	300	2-Oct-29	Purchase	84.99	5.24	Interest Only	Unknown	Live	104,308.84	104,308.84	Interest Only	2	104,308.84	Tracker	173.85	1.75		Employed				25,000.00				Terraced House	1999	Leasehold	800	N	1st	5,700.00	150.5	7,140.00	120.5	85,000.00	85,000.00	29-Apr-04	Physical	127,000.00	24-May-06	109,115.94	95.59	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		4-Jul-07			None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
668	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy pre January 2005 dated 1996. Rate charged 4.74% for 7 years and rental income 300pm. Gross loan 61,043 and payments of 241.12pm, giving coverage of 124.4%. Net loan 60,350 and payments of 238.38pm, giving coverage of 125.8%. Underwriting discretion applied using furnished rental 325pm and rental coverage based on this discretion applied 134.8%.		CLS	UFSS	Mortgage Express	Individual	60,350.00	19-Dec-03	300	2-Jan-29	Purchase	85	4.74	Interest Only	Unknown	Live	95,571.12	95,571.12	Interest Only	2	95,571.12	Tracker	159.29	1.75		Employed				40,000.00				Flat or Apartment	2003	Leasehold	900	N	1st	3,600.00	124.4	5,100.00	133.6	71,000.00	71,000.00	8-Aug-03	Physical	185,000.00	6-Mar-07	117,208.90	81.54	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
669	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.33 - Further advance documents missing - Known: Further advance documents not on file and file checklist confirms not available. MISS.25 - KYC Missing - Known: KYC documents not on file and file checklist confirms not available. MISS.24 - Valuation Missing - Known: Latest valuation 14th May 2004 not on file and file checklist confirms that not available.		CLS	UFSS	Mortgage Express	Individual	212,500.00	29-Aug-02	300	2-Sep-27	Purchase	85	2.49	Interest Only	Unknown	Live	260,424.70	260,424.70	Interest Only	2	260,424.70	Tracker	434.05	1.75		Self-Employed	Other			230,478.00	0.00			Terraced House	1902	Leasehold	999	N	1st	12,000.00	226			250,000.00	250,000.00	18-Jul-02	Physical	300,000.00	14-May-04	463,153.98	56.23	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✗	✓	✓	✓
670	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy pre January 2005 dated 1996. Rate charged 5.79%% for 5 years and rental income 475pm. Gross loan 76,984 and payments of 371.45pm, giving coverage of 127.9%. Net loan 76,500 and payments of 369.11pm, giving coverage of 128.7%. Underwriting discretion applied using additional rental income 50pm and rental coverage based on this discretion applied is 141.3%.		CLS	UFSS	Mortgage Express	Individual	76,500.00	21-Jul-04	228	2-Aug-23	Purchase	85	5.79	Interest Only	Unknown	Live	1,430.72	1,430.72	Interest Only	2	1,430.72	Tracker	2.38	1.75		Self-Employed				55,000.00				Flat or Apartment	2004	Leasehold	125	N	1st	5,700.00	127.9			90,000.00	90,000.00	18-May-04	Physical	90,000.00	18-May-04	138,946.19	1.03	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
671	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	69,230.00	8-Jul-04	300	2-Aug-29	Purchase	69.93	3.49	Interest Only	Unknown	Live	110,666.94	110,666.94	Interest Only	2	110,666.94	Tracker	184.45	1.75		Self-Employed				85,000.00				Maisonette	1975	Leasehold	99	N	1st	4,800.00	197	7,140.00	136.5	99,000.00	99,000.00	11-Jun-04	Physical	129,995.00	10-Oct-07	157,428.30	70.3	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
672	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	18-Nov-02	300	2-Dec-27	Remortgage	85	4.5	Repayment	Repayment	Live	38,434.49	38,434.49	Repayment	2	38,434.49	Tracker	340.87	1.75		Self-Employed				30,000.00				Detached House	1880	Freehold	0	N	1st	5,100.00	156.9			0.00	85,000.00	3-Sep-02	Physical	85,000.00	3-Sep-02	141,530.05	27.16	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
673	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	58,650.00	10-Oct-03	228	2-Nov-22	Purchase	85	2.49	Interest Only	Unknown	Live	60,659.05	60,659.05	Interest Only	2	60,659.05	Tracker	101.1	1.75		Self-Employed	Other			35,000.00	35,000.00			Terraced House	1980	Leasehold	99	N	1st	3,900.00	267			69,000.00	69,000.00	22-Aug-03	Physical	69,000.00	22-Aug-03	104,569.92	58.01	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		12-Jan-08			None			N						N			No stated	No action shown on file	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
674	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.27 - Evidence of Income missing - Known: Valuation dated 28th July 2003 does not include rental income. File checklist confirms that rental income not available.		CLS	UFSS	Mortgage Express	Individual	140,250.00	5-Feb-04	300	2-Mar-29	Purchase	85	4.99	Interest Only	Unknown	Live	142,567.64	142,567.64	Interest Only	2	142,567.64	Tracker	237.62	1.75		Self-Employed				60,000.00				Maisonette	1933	Leasehold	82	N	1st					165,000.00	165,000.00	28-Jul-03	Physical	165,000.00	28-Jul-03	328,101.43	43.45	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
675	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	104,000.00	14-Jul-03	240	2-Aug-23	Remortgage	74.29	4.5	Interest Only	Unknown	Live	124,441.35	124,441.35	Interest Only	2	124,441.35	Tracker	207.41	1.75		Self-Employed	ND			85,000.00	0.00			Flat or Apartment	1860	Leasehold	124	N	1st	7,800.00	166	9,000.00	125	140,000.00	140,000.00	26-Sep-02	Physical	210,000.00	11-Feb-08	278,210.58	44.73	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Transfer of Equity	24-Mar-10	Loan transferred from names of PG Lobo and HP Bucknall into names of HP Bucknall and B Bucknall. Application, offer letter (unsigned) and land registry confirmation on file.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
676	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.22 - Offer Missing - Known: Original offer letter not on file and file checklist confirms that Lender is aware.		CLS	UFSS	Mortgage Express	Individual	54,400.00	28-Nov-03	300	2-Dec-28	Purchase	85	5.44	Repayment	Repayment	Live	53,046.32	53,046.32	Repayment	2	53,046.32	Tracker	433.4	1.75		Self-Employed				40,000.00				Terraced House	1980	Freehold	0	N	1st	4,320.00	146	6,000.00	216	64,000.00	64,000.00	9-Sep-03	Physical	165,000.00	4-Sep-07	100,790.09	52.63	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		3-Sep-07			None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
677	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No KYC documents on file for borrower 2. File checklist not annotated under KYC section for borrower 2 so unclear whether or not available. Referred to servicer confirmed that document missing		CLS	UFSS	Mortgage Express	Individual	80,800.00	15-Feb-01	300	2-Mar-26	Purchase	79.22	6.99	Interest Only	Unknown	Live	50,759.68	50,759.68	Repayment	1.75	55,259.68	Tracker	541.95	1.5		Self-Employed	ND	Other		20,000.00	0.00	0.00		Flat or Apartment	1988	Leasehold	987	N	1st	9,000.00	159			101,000.00	102,000.00	1-Nov-00	Physical	150,000.00	7-Feb-03	263,238.10	19.28	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None								10-Feb-04	IO to REP	Switch to Repayment	10-Feb-04	Borrower requested change to repayment.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
678	12 months PH	B	A	A	✗	✓	✓	RISK.72 - Property is Non Standard Construction / Non Easily Marketable: Valuation dated 16th June 2004 states that property is a non traditional concrete construction. Lender has annotated valuation to confirm the property is acceptable as no cracking in evidence and built post 1950s.			✓	✗	✓	MISS.22 - Offer Missing - Known: Offer letter not on file and file checklist confirms that not available.		CLS	UFSS	Mortgage Express	Individual	38,675.00	16-Jul-04	300	2-Aug-29	Purchase	85	4.74	Interest Only	Unknown	Live	40,006.68	40,006.68	Interest Only	2	40,006.68	Tracker	66.68	1.75		Employed				20,000.00				Maisonette	1969	Feudal	99	N	1st	4,200.00	229			45,500.00	45,500.00	16-Jun-04	Physical	45,500.00	16-Jun-04	65,244.76	61.32	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
679	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No KYC documents on file and file checklist confirms that not available. MISS.24 - Valuation Missing - Known: Latest valuation dated 17th May 2006 no on file and file checklist confirms that not available.		CLS	UFSS	Mortgage Express	Individual	51,510.00	17-Oct-02	240	2-Nov-22	Purchase	81.76	4.5	Repayment	Repayment	Live	31,136.37	31,136.37	Repayment	2	31,136.37	Tracker	513.31	1.75		Employed				22,880.00				Flat or Apartment	1900	Feudal	0	N	1st	4,200.00	181			60,250.00	63,000.00	30-Aug-02	Physical	105,000.00	17-May-06	116,881.19	26.64	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Not stated	No action shown on file	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓
680	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: ID not on file nor either other proof of identity documents on file. MISS.22 - Offer Missing - Known: Offer missing but knowing by the lender. Not possible to confirm loan conditions at origination.		CLS	UFSS	Mortgage Express	Individual	203,957.00	10-Oct-02	300	2-Feb-28	Purchase	85		Interest Only	Unknown	Live	205,356.49	205,356.49	Interest Only	2	205,356.49	Tracker	342.27	1.75		Employed				75,000.00				Maisonette	1900	Leasehold	108	N	1st	16,800.00	157.76			239,950.00	239,950.00	11-Oct-02	Physical	240,000.00	22-Jul-03	477,238.45	43.03	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
681	12 months PH	B	B	A	✗	✗	✓	RISK.65 - BTL - Borrower in occupancy: Lender file note dated 14th July 2015 states that borrower living in BTL property. A Field Agent was instructed and visited the property 8th February 2017. They spoke to the occupier who stated that the rent was 785pm but was reluctant to provide any further information about who they were, therefore this could potentially still be the borrower residing. The property was not for sale.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: October and November 2016 payments were missed and mortgage went 2 months in arrears. 1 additional payment was made in December 2016 and in January 2016 to clear the arrears. A reduced payment of 167 was received in May 2017 and no payment was received in June 2017 leading to arrears as at end June 175.95. There is a history of payment problems and the borrower appears to commit to making payments by a set date and does not always honour the commitment. Arrears have not increased by more than 1 month in the 12 months.		✓	✗	✓	MISS.22 - Offer Missing - Known: Offer letter not on file and file checklist confirms that not available.		CLS	UFSS	Mortgage Express	Individual	105,000.00	5-Aug-04	300	2-Sep-29	Remortgage	84	4.49	Interest Only	Unknown	Live	116,713.03	116,713.03	Interest Only	2	116,713.03	Tracker	194.19	1.75		Employed				26,260.00				Maisonette	1900	Leasehold	78	N	1st	7,800.00	164.7			0.00	125,000.00	25-Jun-04	Physical	125,000.00	25-Jun-04	192,980.82	60.48	175.95	0	Bank Payment	Trying	Remain Static	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None					N					None			Y	Litigation commenced 30th July 2012, SPO granted and arrears now cleared.	316.14	14-Sep-12	1-Dec-16	Suspended Possession Order obtained to pay 316.14 each month. Arrears cleared December 2014	N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
682	12 months PH	B	A	A	✗	✓	✓	RISK.65 - BTL - Borrower in occupancy: System and data show that the borrowers correspondence address and the security address are the same. This therefore indicates that the borrower may occupy the buy to let property. There are no notes on file to confirm.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	28,000.00	19-Feb-98	240	2-Mar-18	Remortgage	70	8.99	Repayment	Repayment	Live	1,561.62	1,561.62	Repayment	3.25	1,561.62	Tracker	197.59	3		Self-Employed				20,000.00				Bungalow	1972	Freehold	0	N	1st	4,200.00	167			0.00	40,000.00	15-Dec-97	Physical	40,000.00	15-Dec-97	131,786.72	1.18	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Repayment mortgage - balance reducing satisfactorily	Repayment mortgage.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
683	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	25,500.00	18-Nov-02	96	2-May-26	Remortgage	85	5.75	Interest Only	Unknown	Live	55,204.39	55,204.39	Interest Only	2	55,204.39	Tracker	92.01	1.75		Self-Employed	ND			45,000.00	0.00			Bungalow	1900	Freehold	0	N	1st	3,600.00	245			0.00	30,000.00	9-Oct-02	Physical	62,500.00	2-May-06	67,975.26	81.21	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None										None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
684	12 months PH	B	A	A	✗	✓	✓	RISK.65 - BTL - Borrower in occupancy: Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v Pre January 2005 dated 1996. Rate charged 4.99% for 3 years and rental income 600pm. Gross loan 120,424.00 and payments of 500.76pm, giving coverage of 119.8%. Net loan 120,000.00 and payments of 499.00pm, giving coverage of 120.2%. Underwriting discretion applied based on furnished rental income 650pm and rental coverage based on this discretion applied 130.2%.		CLS	UFSS	Mortgage Express	Individual	120,000.00	29-Oct-03	240	2-Nov-23	Purchase	75	4.99	Repayment	Repayment	Live	118,756.36	118,756.36	Interest Only	2	118,756.36	Tracker	197.93	1.75		Self-Employed				70,000.00				Terraced House	1890	Feudal	0	N	1st	7,200.00	120.2			157,500.00	160,000.00	24-Sep-03	Physical	160,000.00	24-Sep-03	262,151.28	45.3	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		27-Mar-07	27-Mar-07	REP to IO	Switch to Interest Only	27-Mar-07
Notes do not mention reasoning behind switch from repayment type to interest only but the original offer letter 15th October 2003 shows the mortgage to be a repayment type and the offer letter 27th March 2007, at the time of the rate switch, shows the type to be interest only.
																																																																																																	N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
685	12 months PH	B	A	A	✗	✓	✓	RISK.89 - Other Property Risk: Borrower has a portfolio of properties. File shows a note dated 5th June 2015 regarding a Restraint Order placed on certain properties by Medway Council relating to the need to address issues of disrepair. A further note dated 11th July 2016 refers to the need for repairs to 17 properties but it is not clear if the property in this record is affected. A file note dated 15th August 2017 refers to agents having undertaken inspections of the property portfolio but highlights the lack of cooperation from the borrower and problems gaining access.			✓	✗	✓	MISS.24 - Valuation Missing - Known: Latest valuation dated 29th September 2004 not on file and file checklist shows that not available on Valuation Exchange. MISS.33 - Further advance documents missing - Known: Further advance documentation not available - lender has provided copy of file note showing drawdown 32,526 on 08th October 2004.		CLS	UFSS	Mortgage Express	Individual	77,350.00	26-Nov-03	300	2-Dec-28	Purchase	85	4.99	Interest Only	Unknown	Live	111,541.86	111,541.86	Interest Only	2	111,541.86	Tracker	185.91	1.75		Self-Employed				575,000.00				Bungalow	1900	Freehold	0	N	1st	6,600.00	172			91,000.00	91,000.00	8-Sep-03	Physical	130,000.00	29-Sep-04	199,696.18	55.86	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		19-Oct-05			None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓
686	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower has had minor but fairly regular arrears of up to 1 month since a direct debit was first rejected in November 2014. In the last 12 months, no payment was received in June 2016 but late overpayment in July reduced arrears to 100, less than 1 month in arrears. Since then late payments are being made, typically within 2 weeks of the expected date. There is regular contact between borrower and servicer and the borrower is slightly overpaying to reduce the arrears		✓	✗	✓	MISS.33 - Further advance documents missing - Known: Updated valuation dated 7th December 2007 not seen. MISS.25 - KYC Missing - Known: Proof of identity not seen.		CLS	UFSS	Mortgage Express	Individual	38,250.00	4-Dec-02	300	2-Jan-28	Remortgage	85	5.15	Interest Only	Unknown	Live	70,318.02	70,318.02	Interest Only	2	70,318.02	Tracker	117.19	1.75		Self-Employed				35,000.00				Semi Detached House	1968	Freehold	0	N	1st	3,840.00	139			0.00	45,000.00	17-Sep-04	Physical	85,000.00	7-Dec-07	78,473.54	89.61	110.76	0	Bank Payment	Paying	Decrease	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None										None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓
687	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: There is no proof of identity on file.		CLS	UFSS	Mortgage Express	Individual	55,250.00	8-Dec-03	300	2-Jan-29	Remortgage	85	5.49	Interest Only	Unknown	Live	74,236.62	74,236.62	Interest Only	2	74,236.62	Tracker	123.73	1.75		Self-Employed	Other			48,000.00	0.00			Semi Detached House	1935	Freehold	0	N	1st	4,500.00	147	5,100.00	343	75,000.00	65,000.00	8-Oct-03	Physical	90,000.00	27-Jun-07	98,491.89	75.37	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
688	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy Pre January 2005. Rate charged 6.50% and rental income 350pm. Gross loan 34,484 and payments of 300.39pm, giving coverage of 117%. Net loan 34,000 and payments of 296.17pm, giving coverage of 118%. Underwriting discretion was applied adding 50 per month to the rental income, rental coverage based on this discretion applied 133%.		CLS	UFSS	Mortgage Express	Individual	34,000.00	19-Aug-04	180	2-Sep-19	Remortgage	85	6.5	Repayment	Repayment	Live	32,608.03	32,608.03	Interest Only	2	32,608.03	Tracker	54.35	1.75		Employed				20,000.00				Terraced House	1904	Feudal	0	N	1st	4,200.00	117			0.00	40,000.00	7-Jul-04	Physical	45,000.00	7-Jul-04	59,354.75	54.94	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N			23-Jun-06	REP to IO	Switch to Interest Only	23-Jun-06	Customer request to switch, no further details known	N						N				No action	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
689	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	212,500.00	7-Nov-03	300	2-Dec-28	Purchase	85	4.49	Interest Only	Unknown	Live	215,981.86	215,981.86	Interest Only	2	215,981.86	Tracker	359.97	1.75		Self-Employed				45,000.00				Bungalow	2003	Freehold	0	N	1st	15,000.00	245			250,000.00	250,000.00	13-Oct-03	Physical	250,000.00	13-Oct-03	480,453.38	44.95	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		28-Apr-07			Rate Switch	28-Apr-07		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
690	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy pre January 2005. Rate charged 5.89% and rental income 425pm. Gross loan 70,984 and payments of 348.41pm, giving coverage of 122%. Net loan 70,500 and payments of 346.03pm, giving coverage of 123%. Underwriting discretion applied adding 50 per month to the rental income and rental coverage based on this discretion applied 136%.		CLS	UFSS	Mortgage Express	Individual	70,500.00	26-Aug-04	300	2-Sep-29	Purchase	85	5.89	Interest Only	Unknown	Live	70,912.83	70,912.83	Interest Only	2	70,912.83	Tracker	118.19	1.75		Employed				23,640.00				Bungalow	1934	Freehold	0	N	1st	5,100.00	122			83,000.00	70,500.00	24-Jun-04	Physical	70,500.00	24-Jun-04	96,893.08	73.19	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
691	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: The first direct debit to be unpaid was in May 2016, a card payment was made the next day to bring the account back into order. A further direct debit was unpaid in October 2016 but was paid on representation. The borrower explained it was a timing difference and he had funds on other accounts with his bank that could have been transferred to cover. The account is now up to date with no issues since.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	68,000.00	21-Nov-03	300	2-Dec-28	Remortgage	85	5.79	Interest Only	Unknown	Live	76,380.08	76,380.08	Interest Only	2	76,380.08	Tracker	127.3	1.75		Self-Employed				150,000.00				Terraced House	1935	Freehold	0	N	1st	5,700.00	144	9,000.00	203	0.00	80,000.00	10-Oct-03	Physical	90,000.00	8-Jun-06	103,938.45	73.49	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
692	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: Proof of ID not seen, internal note acknowledges this but states applicants were existing customers with multiple accounts at the time of completion.		CLS	UFSS	Mortgage Express	Individual	106,000.00	6-Dec-02	300	2-Jan-28	Purchase	84.8	4.99	Interest Only	Unknown	Live	109,328.20	109,328.20	Interest Only	2	109,328.20	Tracker	182.22	1.75		Employed	ND			51,050.00	0.00			Terraced House	2002	Leasehold	999	N	1st	7,800.00	147			124,706.00	125,000.00	4-Oct-02	Physical	125,000.00	4-Oct-02	234,800.92	46.56	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
693	12 months PH	A	A	A	✗	✓	✓				✓	✗	✓
RISK.30 - BKO / IVA Post-Completion: Note on system dated 16th April 2010 states that a bankruptcy order was made 3rd December 2009 and that an application had been made for an annulment. Note on system dated 29th July 2010 stating that RSM Tenon have been appointed IVA supervisors and that a meeting of creditors was being arranged. Note on system dated 16th August 2010 states that Newman and Partners of Harrow have been appointed as Trustees in Bankruptcy. Note on system dated 04th April 2012 states that IVA Supervisor has confirmed that the IVA has been successfully concluded. System note dated 12th June 2015 suggests that borrower did have his bankruptcy annulled. The file shows considerable work has been undertaken with the borrower to reduce his overall portfolio borrowing. During the 2010-2012 period arrears were a feature but they were cleared by March 2012 and payments have been satisfactorily maintained since then.

MISS.22 - Offer Missing - Known: Original offer letter not in file and file checklist confirms that it is not available. Data shows amount of original mortgage as 45,000 but system shows advance amount as 69,672.

MISS.25 - KYC Missing - Known: Know Your Customer documentation not on file and file checklist confirms that not available.
																CLS	UFSS	Mortgage Express	Individual	45,000.00	18-Jun-98	240	2-Jul-18	Remortgage	75	4.99	Interest Only	Unknown	Live	108,389.54	108,389.54	Interest Only	1.75	108,389.54	Tracker	158.07	1.5		Employed				29,786.00				Maisonette	1968	Leasehold	80	N	1st	6,000.00	267.4			0.00	60,000.00	1-May-98	Physical	135,000.00	25-Apr-06	196,873.02	55.06	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Borrower has repaid some of other loans in the portfolio and lender in contact to consider reschedule of remaining loans providing serviceability can be evidenced and borrower cooperation maintained.	Lender has been in contact with borrower following the previous insolvency processes regarding wider portfolio of properties and strategy to repay borrowings.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
694	12 months PH	B	A	A	✗	✓	✓	RISK.16 - FAdv Rental Income not correctly assessed or not within criteria: Lending Policy v9.4 dated May 2006. Further advance took the net loan 207,368 rate 4.99% for 36 years and 3 months, and payments of 919.03pm, giving rental coverage of 108% based on the last recorded rental income of 11,952. Coverage should be 120% minimum. Using underwriters discretion the rental coverage still does not meet criteria.			✓	✗	✓	MISS.25 - KYC Missing - Known: Proof of identity not seen. MISS.22 - Offer Missing - Known: Offer letter missing for drawdown of 7,266 on the 1st October 2004. Offer letter seen for further drawdown of 42,852 on the 25th September 2006. MISS.24 - Valuation Missing - Known: Valuation of 200.000 dated the 16th June 2003 not seen.		CLS	UFSS	Mortgage Express	Individual	157,250.00	17-Dec-02	480	2-Jan-43	Purchase	80.64	4.95	Interest Only	Unknown	Live	220,999.48	220,999.48	Interest Only	2	220,999.48	Tracker	368.34	1.75		Self-Employed	ND			28,600.00	0.00			Terraced House	2002	Leasehold	99	N	1st	11,952.00	153	11,952.00	108	185,000.00	195,000.00	21-Nov-02	Physical	200,000.00	16-Jun-03	403,629.18	54.75	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓
695	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Late payment in September 2016, repayments now one month ahead of schedule.		✓	✗	✓	MISS.21 - Application Missing - Known: Application missing for application of 117,484 drawn on the 5th October 2004. MISS.25 - KYC Missing - Known: Proof of identity not seen. MISS.22 - Offer Missing - Known: Offer missing for advance of 117,484 drawn on the 5th October 2004. MISS.28 - CoT Missing / Request for funds - Known: Certificate of Title and Request for funds not seen.		CLS	UFSS	Mortgage Express	Individual	117,000.00	5-Oct-04	300	2-Nov-29	Remortgage	78	5.91	Interest Only	Unknown	Live	122,030.87	122,030.87	Interest Only	2	122,030.87	Tracker	203.76	1.75		Employed				2,500,000.00				Terraced House	1960	Leasehold	92	N	1st	9,600.00	138			0.00	150,000.00	23-Aug-04	Physical	150,000.00	23-Aug-04	230,418.67	52.96	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			Y	No payments for 2.5 years. Arrears peaked at £19,508.01. Date instructed 18th July 2012.		29-Oct-14		28 day possession order. ATP to pay £875 in October and November 2014 and then clear full arrears.	N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓
696	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	125,000.00	17-Dec-02	240	2-Jan-23	Purchase	50	5.39	Interest Only	Unknown	Live	254,358.95	254,358.95	Interest Only	2	254,358.95	Tracker	423.94	1.75		Employed				80,000.00				Bungalow	1930	Freehold	0	N	1st	16,380.00	242			250,000.00	250,000.00	29-Nov-02	Physical	340,000.00	27-Aug-03	676,087.80	37.62	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		1-Jun-06			Rate Switch	1-Jun-06		Y
Litigation instructed 23rd February 2009 when account was 4 months in arrears, and balance was £4,771.72. The case was defended but ultimately resolved in April 2011 when the then arrears of £29,059.11 were brought up to date.
A sale and rent back scheme, considered from the 10th February 2014 and the 11th November 2015 having been unconfirmed from the 12th October 2009, did not proceed.
																																																																																																							N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
697	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Arrears which led to the suspended possession order in 2012 were eventually cleared in August 2014, subsequent repayments were made on time until the 31st August 2016 when the direct debit payment of 369.95 was returned unpaid. A card payment was made to correct on the 5th September. Card payments were made up to 5 days late from then until February when the direct debit was reinstated. No further payment issues since.		✓	✗	✓	MISS.24 - Valuation Missing - Known: Updated valuation of 220,000 dated the 20th September 2007 not seen.		CLS	UFSS	Mortgage Express	Individual	148,000.00	26-Nov-03	300	2-Dec-28	Remortgage	80	5.39	Interest Only	Unknown	Live	199,352.90	199,352.90	Interest Only	2	199,352.90	Tracker	332.26	1.75		Self-Employed				32,000.00				Terraced House	1900	Leasehold	70	N	1st	11,100.00	138	11,100.00	110	185,000.00	185,000.00	5-Nov-03	Physical	220,000.00	20-Sep-07	308,098.74	64.7	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP					21-Nov-12			0			None					N					Transfer of Equity	12-Sep-07
Original application in name of 2 brothers, Application to transfer equity seen signed by both but undated. New Land Registry document confirms title in sole name of existing borrower from the 20th September 2007.
																																																																																																	Y	Solicitors instructed 28th August 2012. Warrant of Possession obtained the 8th March 2013.		23-Oct-12		28 day order obtained still current.	N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
698	12 months PH	B	A	A	✗	✓	✓	RISK.20 - Vulnerability - Mental health: Note dated the 9th January 2017 states that borrower is suffering from depression. His ex-wife is taking legal action to try to get monies from his properties to fund her alcohol addiction			✓	✗	✓	MISS.25 - KYC Missing - Known: No proof of identity seen.		CLS	UFSS	Mortgage Express	Individual	25,001.00	6-Jan-99	240	2-Feb-19	Purchase	45.46	7.75	Interest Only	Unknown	Live	26,797.94	26,797.94	Interest Only	1.75	26,797.94	Tracker	39.08	1.5		Self-Employed				108,000.00				Terraced House	1988	Leasehold	89	N	1st	5,160.00	260			55,000.00	55,000.00	14-Sep-98	Physical	55,000.00	14-Sep-98	185,239.64	14.47	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			None	Due to mature on the 2nd February 2019. Right to Consolidate enforced along with 5 other accounts on the 11th January 2017, records are clearly marked not to provide a redemption figure or statement.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
699	12 months PH	B	A	A	✗	✓	✓	RISK.20 - Vulnerability - Mental health: Note dated the 9th January 2017 states that borrower is suffering from depression. His ex-wife is taking legal action to try to get monies from his properties to fund her alcohol addiction			✓	✗	✓	MISS.25 - KYC Missing - Known: No proof of identity seen. MISS.22 - Offer Missing - Known: Offer not seen for advance of 45,965, funds released 26th November 1998.		CLS	UFSS	Mortgage Express	Individual	45,700.00	26-Nov-98	240	2-Dec-18	Purchase	70.85	7.75	Interest Only	Unknown	Live	48,193.75	48,193.75	Interest Only	1.75	48,193.75	Tracker	70.28	1.5		Self-Employed				108,000.00				Terraced House	1990	Leasehold	99	N	1st	6,600.00	185			64,500.00	64,500.00	15-Sep-98	Physical	64,500.00	15-Sep-98	217,235.58	22.19	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			None	Due to mature December 2018. Right to Consolidate enforced along with 5 other accounts on the 11th January 2017, records are clearly marked not to provide a redemption figure or statement.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
700	12 months PH	B	A	A	✗	✓	✓	RISK.16 - FAdv Rental Income not correctly assessed or not within criteria: Lending Policy v9.4 dated May 2006. Net loan 187,590 rate 5.19% for 21 years and payments of 808.60pm, giving rental coverage of 99%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria. There is a letter on file dated the 15th May 2007 pointing out to the borrower that to meet criteria the monthly rental needed to increase to 1,010 but no further information is available.			✓	✗	✓	MISS.24 - Valuation Missing - Known: Updated valuation of 220,000 dated the 9th May 2007 not seen.		CLS	UFSS	Mortgage Express	Individual	110,400.00	24-Apr-03	300	2-May-28	Purchase	80	1.19	Interest Only	Unknown	Live	186,985.36	186,985.36	Interest Only	2	186,985.36	Tracker	311.65	1.75		Employed	Other			15,000.00	15,600.00			Bungalow	1900	Feudal	0	N	1st	8,400.00	380	9,600.00	99	138,000.00	138,000.00	2-Dec-02	Physical	220,000.00	9-May-07	211,232.21	88.52	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		13-Sep-06			None			N						N					✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
701	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	158,500.00	4-Jul-03	300	2-Aug-28	Purchase	79.25	5.24	Interest Only	Unknown	Live	163,233.83	163,233.83	Interest Only	2	163,233.83	Tracker	272.06	1.75		Self-Employed				20,000.00				Terraced House	1890	Leasehold	125	N	1st	12,600.00	151			200,000.00	200,000.00	12-Jun-03	Physical	200,000.00	12-Jun-03	403,629.18	40.44	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		14-Sep-07			Rate Switch	14-Sep-07		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
702	12 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: System shows record of an IVA originally on 4th May 2010. Update on 9th July 2012 from IVA Supervisor states that borrower required to adhere to a creditor repayment programme over 5 years and dispose of property assets and a shareholding. Further update 25th April 2016 stating that full review of borrowers portfolio to be undertaken and then a face to face meeting to be arranged with borrower. No more recent update found.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	110,500.00	3-Mar-03	300	2-Apr-28	Remortgage	85	4.74	Interest Only	Unknown	Live	195,792.38	195,792.38	Interest Only	2	195,792.38	Tracker	326.33	1.75		Employed				25,000.00				Terraced House	1870	Leasehold	797	N	1st	6,600.00	126	13,000.00	142.1	0.00	130,000.00	8-Jan-03	Physical	230,000.00	29-Mar-07	242,786.57	80.64	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
703	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	263,225.00	8-Nov-04	300	2-Dec-29	Remortgage	75.21	5.89	Interest Only	Unknown	Live	263,946.74	263,946.74	Interest Only	2	263,946.74	Tracker	439.92	1.75		Employed				48,493.00				Terraced House	1904	Feudal	0	N	1st	20,160.00	130			0.00	350,000.00	29-Jul-04	Physical	350,000.00	29-Jul-04	468,718.09	56.31	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
704	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	97,750.00	17-Dec-03	300	2-Jan-29	Purchase	85	5.35	Interest Only	Unknown	Live	140,341.40	140,341.40	Interest Only	2.99	140,341.40	Tracker	349.69	2.74		Employed	Other			41,500.00	19,000.00			Flat or Apartment	1900	Feudal	0	N	1st	7,200.00	245	8,100.00	121	115,000.00	115,000.00	18-Jun-04	Physical	165,000.00	9-Jan-08	158,006.49	88.82	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		21-Jan-09			Rate Switch	21-Jan-09		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
705	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	40,000.00	15-Oct-04	300	2-Nov-29	Remortgage	72.73	6.5	Interest Only	Unknown	Live	41,102.01	41,102.01	Interest Only	2	41,102.01	Tracker	68.5	1.75		Self-Employed				200,000.00				Terraced House	1904	Freehold	0	N	1st	4,380.00	166			0.00	55,000.00	6-Aug-04	Physical	55,000.00	6-Aug-04	68,227.14	60.24	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
706	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	30,000.00	27-Apr-99	240	2-May-19	Remortgage	60	6.45	Repayment	Repayment	Live	4,861.73	4,861.73	Repayment	1.75	4,861.73	Tracker	224.71	1.5		Employed	Other			37,000.00	0.00			Terraced House	1828	Leasehold	114	N	1st	4,800.00	178			0.00	50,000.00	4-Jan-99	Physical	50,000.00	4-Jan-99	196,381.12	2.48	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N				Loan matures the 2nd May 2019. Repayment mortgage almost repaid at £4,861.73.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
707	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	68,000.00	24-Nov-04	240	2-Dec-24	Purchase	82.93	6.15	Interest Only	Unknown	Live	70,234.33	70,234.33	Interest Only	2	70,234.33	Tracker	117.06	1.75		Self-Employed	Other			40,000.00	0.00			Bungalow	1974	Freehold	0	N	1st	6,600.00	156			80,000.00	82,000.00	24-Sep-04	Physical	82,000.00	24-Sep-04	102,673.43	68.41	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		7-Jan-08			Rate Switch	7-Jan-08		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
708	12 months PH	B	A	A	✗	✓	✓	RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy pre January 2005. Net loan 139,000 rate 5.99% for 2 years and payments of 691.61pm, giving rental coverage of 108%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.			✓	✗	✓	MISS.21 - Application Missing - Known: Original application for loan of 139,000 in October 2004 is missing.		CLS	UFSS	Mortgage Express	Individual	139,000.00	27-Oct-04	300	2-Nov-29	Remortgage	79.43	5.99	Interest Only	Unknown	Live	141,524.60	141,524.60	Interest Only	2	141,524.60	Tracker	235.88	1.75		Employed	ND	ND		35,000.00	0.00	0.00		Bungalow	1900	Freehold	0	N	1st	9,000.00	108			0.00	175,000.00	15-Sep-04	Physical	175,000.00	15-Sep-04	196,105.69	72.17	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		18-Oct-07			Rate Switch	18-Oct-07		N						N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
709	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	114,000.00	12-Nov-04	240	2-Dec-24	Remortgage	67.86	5.95	Interest Only	Unknown	Live	117,415.42	117,415.42	Interest Only	2	117,415.42	Tracker	195.7	1.75		Employed	ND			25,000.00	0.00			Semi Detached House	1930	Freehold	0	N	1st	9,000.00	132			0.00	168,000.00	15-Oct-04	Physical	168,000.00	15-Oct-04	261,410.40	44.92	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		11-Sep-07			Rate Switch	11-Sep-07		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
710	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	76,500.00	14-Jan-04	204	2-Feb-21	Purchase	85	5.04	Interest Only	Unknown	Live	76,959.81	76,959.81	Interest Only	2	76,959.81	Tracker	128.27	1.75		Employed	Other			34,500.00	0.00			Terraced House	1893	Feudal	0	N	1st	5,100.00	131			90,400.00	90,000.00	4-Dec-03	Physical	90,000.00	4-Dec-03	145,391.72	52.93	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Not applicable	No action	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
711	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	195,000.00	6-Dec-04	300	2-Jan-30	Purchase	84.78	3.99	Interest Only	Unknown	Live	200,738.13	200,738.13	Interest Only	2	200,738.13	Tracker	334.57	1.75		Employed				43,200.00				Terraced House	2003	Leasehold	999	N	1st	16,800.00	215			230,000.00	230,000.00	29-Sep-04	Physical	230,000.00	29-Sep-04	353,308.63	56.82	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y		27-Sep-07			Rate Switch	27-Sep-07		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
712	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	27,200.00	10-Nov-04	300	2-Dec-29	Purchase	85	6.5	Interest Only	Unknown	Live	27,687.76	27,687.76	Interest Only	2	27,687.76	Tracker	46.15	1.75		Self-Employed				17,000.00				Bungalow	1954	Feudal		N	1st	4,800.00	267			32,000.00	32,000.00	22-Sep-04	Physical	32,000.00	22-Sep-04	42,854.23	64.61	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
713	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: Proof of identity not seen., known missing by lender MISS.22 - Offer Missing - Known: Offers missing for original advance of 70,000 drawn down on the 5th April 2004. Known missing by lender MISS.33 - Further advance documents missing - Known: Valuation report for the further advance dated 19th July 2004 not found on file. The further advance offer is also not on file. Referred to servicer and confirmed nor available.		CLS	UFSS	Mortgage Express	Individual	70,380.00	26-Feb-04	216	2-Mar-22	Purchase	85	5.35	Interest Only	Unknown	Live	84,853.03	84,853.03	Interest Only	2	84,853.03	Tracker	141.42	1.75		Employed				37,000.00				Bungalow	1935	Freehold	0	N	1st	5,280.00	141	5,280.00	130	82,800.00	82,800.00	9-Dec-03	Physical	97,000.00	19-Jul-04	120,490.18	70.42	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		24-Oct-07			Rate Switch	24-Oct-07		N						N				No details or action found on file	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓
714	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	102,000.00	29-Apr-03	300	2-May-28	Remortgage	85	4.99	Interest Only	Unknown	Live	102,876.56	102,876.56	Interest Only	2	102,876.56	Tracker	171.46	1.75		Employed				22,000.00				Terraced House	1900	Leasehold	86	N	1st	7,500.00	146			0.00	120,000.00	13-Feb-03	Physical	120,000.00	13-Feb-03	247,923.49	41.5	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		18-Jul-06			Rate Switch	18-Jul-06		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
715	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	143,650.00	16-Apr-03	300	2-May-28	Purchase	85	4.99	Interest Only	Unknown	Live	137,186.51	137,186.51	Interest Only	2	143,986.51	Tracker	228.65	1.75		Employed				15,842.00				Terraced House	2003	Feudal	99	N	1st	9,600.00	133			169,000.00	169,000.00	28-Feb-03	Physical	169,000.00	28-Feb-03	319,207.20	42.98	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		22-Mar-06			Rate Switch	22-Mar-06		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
716	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	112,200.00	2-Mar-04	240	2-Apr-24	Purchase	85	5.24	Interest Only	Unknown	Live	114,257.63	114,257.63	Interest Only	2	114,257.63	Tracker	190.55	1.75		Employed	Other			20,000.00	5,500.00			Terraced House	1913	Feudal	99	N	1st	8,400.00	142			132,000.00	132,000.00	16-Dec-03	Physical	132,000.00	16-Dec-03	213,241.19	53.58	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		17-Nov-16			Rate Switch	17-Nov-16		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
717	12 months PH	B	A	A	✗	✓	✓
RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy pre January 2005. Net loan 112,200 rate 4.99% for 25 years and monthly payments of 468.54, giving rental coverage of 117%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.

RISK.16 - FAdv Rental Income not correctly assessed or not within criteria: Lending Policy v8.7 dated January 2005. Net loan 139,200 rate 4.99% for 23 years and monthly payments of 671.11, giving rental coverage of 82%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria. There is however a missing valuation which may show a higher figure than 6,600 for annual rental income.
											✓	✗	✓	MISS.25 - KYC Missing - Known: Proof of identity not seen. MISS.33 - Further advance documents missing - Known: The offer on file is for 112,200 on the 3rd February 2004. Offers not seen for further advances of 15,000 on the 28th October 2004 and 12,000 on the 9th May 2005. Referred to servicer on the 29th August who responded to say the offers of loans for the drawdowns could not be found on the system.		CLS	UFSS	Mortgage Express	Individual	112,200.00	5-Feb-04	300	2-Mar-29	Purchase	85	4.99	Interest Only	Unknown	Live	129,203.09	129,203.09	Interest Only	2	139,934.09	Tracker	215.77	1.75		Self-Employed				16,600.00				Terraced House	2004	Feudal	0	N	1st	6,600.00	117	6,600.00	82	132,000.00	132,000.00	15-Jan-04	Physical	165,000.00	29-Sep-04	220,967.10	58.47	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		12-Dec-06			Rate Switch	12-Dec-06		N						N					✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓
718	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	33,150.00	1-Mar-04	300	2-Apr-29	Purchase	77.09	5.75	Repayment	Repayment	Live	19,534.49	19,534.49	Repayment	2	19,534.49	Tracker	155.57	1.75		Self-Employed				50,000.00				Terraced House	1986	Feudal	0	N	1st	4,800.00	189			39,000.00	43,000.00	12-Nov-03	Physical	43,000.00	12-Nov-03	69,464.93	28.12	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
719	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	57,800.00	13-Feb-04	216	2-Mar-22	Purchase	77.07	5.75	Interest Only	Unknown	Live	80,610.83	80,610.83	Interest Only	2	80,610.83	Tracker	134.35	1.75		Employed	Other			25,000.00	0.00			Flat or Apartment	1999	Feudal	0	N	1st	4,500.00	134	6,000.00	149	68,000.00	75,000.00	5-Dec-03	Physical	95,000.00	3-Apr-07	91,213.91	88.38	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		1-Dec-06			Rate Switch	1-Dec-06		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
720	12 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy recorded on 11th August 2014. No further details but repayments have not been affected. RISK.36 - Borrower whereabouts unknown: Returned Mail Incorrect Mailing Address Indicator on system dated 5th May 2017.			✓	✗	✓	MISS.38 - Other Document - Known: Transfer of Equity dated 24th November 2006, application not seen.		CLS	UFSS	Mortgage Express	Individual	100,300.00	1-May-03	300	2-Jun-28	Purchase	85	4.55	Interest Only	Unknown	Live	136,340.23	136,340.23	Interest Only	2	136,340.23	Tracker	227.24	1.75		Employed	Other			32,487.00	0.00			Terraced House	1965	Freehold	0	N	1st	7,200.00	147	8,940.00	158	118,000.00	118,000.00	5-Dec-03	Physical	160,000.00	26-Mar-08	211,969.96	64.32	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		25-Jan-06			Multiple (Specify)	25-Jan-06	Rate switch 25th January 2006. Transfer of Equity 24th November 2006.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓
721	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	168,750.00	21-Mar-02	240	2-Jan-19	Remortgage	75	4.65	Repayment	Repayment	Live	31,306.71	31,306.71	Repayment	1.75	31,306.71	Tracker	1763.44	1.5		Employed				102,000.00				Semi Detached House	1935	Freehold	0	N	1st	13,200.00	168	13,800.00	120	0.00	225,000.00	30-Oct-01	Physical	350,000.00	17-Jul-06	581,418.22	5.38	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N				Repayment loan. Current Balance £31,306.71 reducing at £1,763.44 per month.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
722	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: Proof of identity not seen. However proof has been seen for the same borrower on account 200137854 (CB131).		CLS	UFSS	Mortgage Express	Individual	59,500.00	6-Apr-04	300	2-May-29	Remortgage	85	5.2	Interest Only	Unknown	Live	60,034.05	60,034.05	Interest Only	2	60,034.05	Tracker	100.06	1.75		Self-Employed				90,000.00				Terraced House	1950	Leasehold	100	N	1st	5,400.00	173			0.00	70,000.00	6-Jan-04	Physical	70,000.00	6-Jan-04	114,507.79	52.43	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		1-Jun-06			Rate Switch	1-Jun-06		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
723	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.27 - Evidence of Income missing - Known: The original valuation in 2004 makes no reference to rental income. However the up to date rental income is quoted in the 2008 valuation.		CLS	UFSS	Mortgage Express	Individual	209,100.00	22-Apr-04	240	2-May-24	Purchase	85	4.99	Interest Only	Unknown	Live	233,794.93	233,794.93	Interest Only	2	233,794.93	Tracker	389.66	1.75		Self-Employed				54,645.00				Flat or Apartment	2003	Feudal	0	N	1st			16,200.00	130	246,000.00	246,000.00	28-Jan-04	Physical	275,000.00	8-Feb-08	263,344.15	88.78	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		26-Jan-07			Rate Switch	26-Jan-07		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
724	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debits of 137.25 were rejected in September and December 2016, but corrected the next day with card payments. No issues since.		✓	✗	✓	MISS.25 - KYC Missing - Known: Proof of identity not seen.		CLS	UFSS	Mortgage Express	Individual	44,000.00	12-Apr-02	228	2-May-21	Purchase	80	2.75	Interest Only	Unknown	Live	94,128.92	94,128.92	Interest Only	1.75	94,128.92	Tracker	137.26	1.5		Self-Employed	Other			50,000.00	17,000.00			Bungalow	1993	Freehold	0	N	1st	4,800.00	394			55,000.00	55,000.00	6-May-04	Physical	55,000.00	6-May-04	166,011.60	56.7	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N				No letters or action taken	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
725	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit of 128.56 was rejected in September 2016, but corrected the next day with card payments. No issues since.		✓	✗	✓	MISS.25 - KYC Missing - Known: Proof of identity not seen.		CLS	UFSS	Mortgage Express	Individual	56,000.00	12-Apr-02	228	2-May-21	Purchase	80	3	Interest Only	Unknown	Live	88,168.18	88,168.18	Interest Only	1.75	88,168.18	Tracker	128.57	1.5		Self-Employed	Other			50,000.00	17,000.00			Bungalow	1993	Freehold	0	N	1st	5,400.00	320			70,000.00	70,000.00	25-Oct-02	Physical	70,000.00	25-Oct-02	167,605.45	52.6	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N				No action	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
726	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	57,500.00	1-May-03	240	2-Jun-23	Remortgage	76.67	4.51	Interest Only	Unknown	Live	58,277.25	58,277.25	Interest Only	2	58,277.25	Tracker	97.13	1.75		Self-Employed	Other			25,000.00	0.00			Detached House	1900	Freehold	0	N	1st	3,600.00	137			0.00	75,000.00	29-Jan-03	Physical	75,000.00	29-Jan-03	128,770.30	45.26	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
727	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	49,600.00	8-Sep-99	300	2-Oct-24	Purchase	80	6.59	Interest Only	Unknown	Live	50,343.29	50,343.29	Interest Only	2	50,343.29	Tracker	83.91	1.75		Self-Employed	Other			20,000.00	0.00			Flat or Apartment	1997	Leasehold	97	N	1st	6,000.00	183			62,000.00	62,000.00	3-Aug-99	Physical	62,000.00	3-Aug-99	184,266.67	27.32	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		16-May-07			None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
728	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	106,000.00	25-Mar-04	300	2-Apr-29	Remortgage	84.8	5.24	Interest Only	Unknown	Live	106,760.38	106,760.38	Interest Only	2	106,760.38	Tracker	177.94	1.75		Self-Employed				161,000.00				Bungalow	1934	Freehold	0	N	1st	7,200.00	130			0.00	125,000.00	23-Feb-04	Physical	125,000.00	23-Feb-04	204,478.20	52.21	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		10-Apr-07			Rate Switch	10-Apr-07		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
729	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Copy of Interim Charging Order received from Green Wright Charlton Annis Solicitors on the 25th August 2016. Repayments not affected. No issues since.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	61,600.00	11-Jan-02	144	2-Jun-28	Remortgage	80	6.29	Repayment	Unknown	Live	94,983.13	94,983.13	Interest Only	2	94,983.13	Tracker	158.31	1.75		Self-Employed				20,000.00				Terraced House	1890	Leasehold	960	N	1st	5,700.00	147	6,840.00	125	0.00	77,000.00	7-Jan-05	Physical	140,000.00	11-Oct-07	182,155.97	52.14	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		4-Oct-07	7-Jun-07	REP to IO	Multiple (Specify)	4-Oct-07	Rate switch 4th October 2007. Repayment to Interest Only 7th June 2005.	N	.					N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
730	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	95,500.00	16-May-03	300	2-Jun-28	Remortgage	83.04	4.99	Interest Only	Unknown	Live	95,928.25	95,928.25	Interest Only	2	95,928.25	Tracker	159.88	1.75		Employed	Other			23,431.00	34,950.00			Terraced House	1997	Feudal	0	N	1st	6,600.00	137			0.00	115,000.00	21-Mar-03	Physical	115,000.00	21-Mar-03	217,212.00	44.16	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		15-Mar-06			Rate Switch	15-Mar-06		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
731	12 months PH	C	B	A	✗	✗	✓
RISK.36 - Borrower whereabouts unknown: System shows a warning saying Returned Mail, Incorrect Mailing Address, however unable to confirm when the borrowers received a letter from the lender for last time. As of 5th October 2011, borrower 1 refuses to cooperate with a meeting or even a telephone review. Lender comment refers to see notes under Borrower 2 name for details however record not found in PMS. Late payments in account, appears no further action taken.

RISK.30 - BKO / IVA Post-Completion: System shows a bankruptcy as of 18th February 2014 however, as of review date, the account has overpayments. No further information in system under borrowers name.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Expected payment on due date 25th July 2016 of 232.76 was not attended but it was underpaid at 230 on 1st August 2016. Additionally, due payment on 25th August 2016 was underpaid at 220 on 30August 2016, therefore 13.32 in credit. However, instalment since 26th September 2016 is 207.85 but borrowers are overpaying at 230 each month, so the account was up to date as of 27th September 2016 and system shows an overpayment of 209.42 as of review date.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	123,250.00	30-Mar-04	240	2-Apr-24	Purchase	85	4.95	Interest Only	Unknown	Live	124,265.06	124,265.06	Interest Only	2	124,265.06	Tracker	207.23	1.75		Employed	Employed			92,000.00	18,000.00			Semi Detached House	1925	Freehold	0	N	1st	14,700.00	208.17			154,500.00	145,000.00	10-Feb-04	Physical	160,000.00	23-Aug-06	171,014.29	72.66	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
732	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: BTL Campaign Inbound as of 2nd February 2017 according to system notes, lender offered repayment options and confirmed should speak to IFA.		CLS	UFSS	Mortgage Express	Individual	148,000.00	19-Jul-04	300	2-Aug-29	Remortgage	74	5.24	Interest Only	Unknown	Live	9,559.35	9,559.35	Interest Only	2	9,559.35	Tracker	15.93	1.75		Employed				73,750.00				Terraced House	1999	Freehold	0	N	1st	10,440.00	134.18			0.00	200,000.00	20-Feb-04	Physical	200,000.00	20-Feb-04	378,661.72	2.52	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
733	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	204,850.00	30-Mar-04	300	2-Apr-29	Remortgage	85	5.15	Interest Only	Unknown	Live	205,454.24	205,454.24	Interest Only	2	205,454.24	Tracker	342.43	1.75		Employed				85,000.00				Flat or Apartment	2004	Feudal	99	N	1st	13,800.00	130.5			0.00	241,000.00	20-Jan-04	Physical	241,000.00	20-Jan-04	390,663.23	52.59	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
734	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.29 - All documents missing - Known: All documents missing with the exception of the title registration and file coversheet states that further documentation has not been found.		CLS	UFSS	Mortgage Express	Individual	71,200.00	13-Jan-00	240	2-Feb-20	Remortgage	80	6.25	Interest Only	Unknown	Live	119,846.13	119,846.13	Interest Only	1.75	119,846.13	Tracker	174.78	1.5		Employed				50,000.00				Bungalow	1899	Freehold	0	N	1st					89,000.00	89,000.00	29-Aug-02	Physical	150,000.00	29-Aug-02	286,920.42	41.77	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Unknown.	Borrower has been not contacted since 5th February 2015 for this account however loan is maturing in 2 years	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓
735	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debits rejected on 13th September 2016. Card payment on 18th October 2016 to clear arrears. According to lender notes, the reason for arrears was a problem with Direct Debit Mandate. No issues since.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	120,000.00	18-Oct-99	300	2-Nov-24	Purchase	80	6.24	Interest Only	Unknown	Live	121,369.44	121,369.44	Interest Only	2	121,369.44	Tracker	202.28	1.75		Employed				207,316.00				Flat or Apartment	1998	Leasehold	998	N	1st	11,700.00	155.45			150,000.00	150,000.00	5-Oct-99	Physical	150,000.00	5-Oct-99	416,404.42	29.15	0	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None					N		11-May-07			Rate Switch	11-May-07	Interest rate discount 1.41%for two years.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
736	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	54,400.00	6-Jan-00	240	2-Feb-20	Purchase	80	7.25	Interest Only	Unknown	Live	2,607.03	2,607.03	Interest Only	1.75	2,607.03	Tracker	3.8	1.5		Employed				28,587.00				Terraced House	1985	Freehold	0	N	1st	6,000.00	151.39			68,000.00	68,000.00	21-Oct-99	Physical	68,000.00	21-Oct-99	177,465.53	1.47	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Unknown.
No record on the system of any action taken regarding maturity of the loan - due in 2 years. Last note in system is from 22nd October 2012 and last PMS note as of 12th January 2017 is related to address changes
																																																																																																												✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
737	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	55,250.00	14-Aug-03	240	2-Sep-23	Purchase	85	4.4	Interest Only	Unknown	Live	56,981.87	56,981.87	Interest Only	2	56,981.87	Tracker	94.97	1.75		Self-Employed				150,000.00				Flat or Apartment	1978	Leasehold	118	N	1st	5,700.00	232.68			65,000.00	65,000.00	21-Feb-03	Physical	65,000.00	21-Feb-03	114,069.84	49.95	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		4-Jan-08			Rate Switch	4-Jan-08	Interest rate modified 1.46 for three years.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
738	12 months PH	B	B	A	✗	✗	✓	RISK.30 - BKO / IVA Post-Completion: According to lender notes, approved IVA on 10th August 2011 and reports dated 30th September 2013; the debtor agreed in the agreement to make contributions totalling the debt. However the borrower was in bankruptcy as per letter received and dated 17th May 2014 for all the accounts.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Every single monthly payment in past 12 month late repaid, near 30 days, even July 16 instalment paid 35 days later due date. However as of June 2017, the account is updated.		✓	✗	✓	MISS.22 - Offer Missing - Known: Original offer letter not in file and file checklist confirms that it is not available. As initial interest rate unknown as not shown on system, rental calculation cannot be checked		CLS	UFSS	Mortgage Express	Individual	25,925.00	1-Jul-03	252	2-Aug-24	Purchase	85		Repayment	Repayment	Live	51,823.67	51,823.67	Interest Only	2	51,823.67	Tracker	86.47	1.75		Self-Employed				28,800.00				Terraced House	1900	Freehold	0	N	1st	3,480.00	206.5			30,000.00	30,500.00	7-May-03	Physical	60,000.00	15-Jan-07	61,967.53	83.63	0	0	Bank Payment	Trying	No Current Arrears	BTL - No Tenants	No ATP	No Active ATP	No ATP				Offered arrangement for 3 months to clear arrears as of 20th November 2015. As the note in system is last one, no further information about it.				0			None					N		17-Jan-07	22-Jun-06	REP to IO	Multiple (Specify)	17-Jan-07	Repayment mortgage until 03rd July 2006 payment. Rate switch 4.89% fixed to 30th April 2009	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
739	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: KYC not on file and noted as missing on File Build Checklist. Proof of Residence (utility bills) for borrower 2 provided on file.		CLS	UFSS	Mortgage Express	Individual	82,180.00	9-Nov-99	240	2-Dec-19	Purchase	79.79	6.49	Interest Only	Unknown	Live	199,803.48	199,803.48	Interest Only	2	199,803.48	Tracker	333.01	1.75		Self-Employed	ND			30,000.00	0.00			Flat or Apartment	1880	Feudal	0	N	1st	8,400.00	156.68	13,800.00	345.34	102,725.00	103,000.00	28-Oct-99	Physical	240,000.00	25-Sep-06	262,881.00	76.01	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Unknown.	No record on the system of any action taken regarding maturity of the loan - due in 2 years. Last note in system is from 14th October 2016 and PMS notes are relate to other borrowers accounts	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
740	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	36,000.00	23-May-02	120	2-Jul-18	Remortgage	80	4.35	Repayment	Repayment	Live	84,042.66	84,042.66	Interest Only	1.75	84,042.66	Tracker	122.56	1.5		Employed				53,500.00				Terraced House	1900	Freehold	0	N	1st	4,440.00	177.75	6,060.00	144.57	0.00	45,000.00	22-Feb-02	Physical	105,000.00	8-Jul-08	119,142.46	70.54	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y	15-Jul-08	5-Jan-07	6-Sep-07	REP to IO	Multiple (Specify)	15-Jul-08	Original term 60 months. Term extended thrice together further advances as of 20th October 2005, 11th January 2007 and 15th July 2008.	N						N			Exit strategy not discussed with borrower as per system notes.	1 year before term end date letter sent on 31May17.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
741	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: Lender tried to contact borrower in February 2017 in order to offer a BTL campaign however nobody answered the phone and a message was left in answer machine.		CLS	UFSS	Mortgage Express	Individual	100,000.00	26-Jun-03	300	2-Jul-28	Purchase	74.63	4.79	Interest Only	Unknown	Live	50,437.37	50,437.37	Interest Only	2	50,437.37	Tracker	84.06	1.75		Employed				26,000.00				Flat or Apartment	2003	Feudal	999	N	1st	9,600.00	199.57			133,995.00	133,995.00	11-Apr-03	Physical	133,995.00	11-Apr-03	236,532.48	21.32	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
742	12 months PH	A	A	A	✗	✓	✓				✓	✗	✓	MISS.22 - Offer Missing - Known: Original offer letter not in file and file checklist confirms that it is not available. As initial interest rate unknown as not shown on system, rental calculation cannot be checked. RISK.30 - BKO / IVA Post-Completion: Letter received as of 13th February 2012 saying IVA pay plan was approved.		CLS	UFSS	Mortgage Express	Individual	30,175.00	9-Jun-04	300	2-Jul-29	Purchase	85		Repayment	Repayment	Live	13,195.16	13,195.16	Repayment	2	18,132.80	Tracker	105.62	1.75		Employed				43,340.00				Flat or Apartment	1980	Leasehold	75	N	1st	3,600.00				35,500.00	35,500.00	31-Mar-04	Physical	35,500.00	31-Mar-04	49,259.15	26.79	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
743	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	97,750.00	28-Aug-03	276	2-Sep-26	Purchase	85	4.99	Interest Only	Unknown	Live	98,189.12	98,189.12	Interest Only	2	98,189.12	Tracker	163.65	1.75		Self-Employed	Employed			30,000.00	31,800.00			Flat or Apartment	1900	Feudal	99	N	1st	6,720.00	137.17			115,000.00	115,000.00	14-May-03	Physical	115,000.00	14-May-03	203,001.87	48.37	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
744	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	63,750.00	3-Jul-03	300	2-Aug-28	Remortgage	85	4.9	Interest Only	Unknown	Live	64,192.12	64,192.12	Interest Only	2	64,192.12	Tracker	106.99	1.75		Self-Employed				25,000.00				Terraced House	1903	Leasehold	900	N	1st	4,800.00	149.89			0.00	75,000.00	14-May-03	Physical	75,000.00	14-May-03	109,807.80	58.46	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
745	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	76,500.00	13-Jan-05	300	31-Jan-30	Purchase	85	5.69	Interest Only	Unknown	Live	76,998.89	76,998.89	Interest Only	2	76,998.89	Tracker	128.33	1.75		Employed				27,500.00				Flat or Apartment	0	Feudal	0	N	1st	6,600.00	150.67			90,000.00	90,000.00	19-Oct-04	Physical	90,000.00	19-Oct-04	123,792.60	62.2	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
746	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: Letter dated 26th October 2007 advised borrower that the amount of 892.86 due under the lease had not been paid and so the lender sent a cheque to cover it. Moreover, several lender notes from 15th September 2015 regarding this issue state borrowers declined request from the lender to pay the debt as the security was not under threat.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	138,073.00	28-Jan-05	288	31-Jan-29	Remortgage	83.68	5.95	Interest Only	Unknown	Live	137,839.69	137,839.69	Interest Only	2	142,140.74	Tracker	230.27	1.75		Employed	Employed			24,000.00	19,000.00			Flat or Apartment	1960	Leasehold	120	N	1st	10,680.00	129.55			165,000.00	165,000.00	2-Nov-04	Physical	165,000.00	2-Nov-04	305,294.84	45.15	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
747	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.29 - All documents missing - Known: All documents missing with the exception of the title registration and file coversheet states that further documentation has not been found.		CLS	UFSS	Mortgage Express	Individual	102,000.00	28-Feb-05	288	28-Feb-29	Remortgage	85		Interest Only	Unknown	Live	106,525.12	106,525.12	Interest Only	2	106,525.12	Tracker	177.54	1.75		Self-Employed				75,000.00				Flat or Apartment	0	Feudal	0	N	1st					120,000.00	120,000.00	25-Nov-04	Physical	120,000.00	25-Nov-04	165,056.80	64.54	0	0	Direct Debit	Paying		Potential Fraud	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓
748	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	79,475.00	8-Apr-05	300	30-Apr-30	Purchase	79.48	5.69	Interest Only	Unknown	Live	93,734.11	93,734.11	Interest Only	2.39	93,734.11	Tracker	186.69	2.14		Employed				34,000.00				Flat or Apartment	1925	Feudal	0	N	1st	7,200.00	158.25	7,200.00	135.94	93,500.00	100,000.00	10-Feb-05	Physical	110,000.00	11-Sep-06	120,487.13	77.8	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		26-Jun-08			None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
749	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	97,750.00	14-Apr-05	240	30-Apr-25	Purchase	85	5.49	Interest Only	Investment	Live	98,772.38	98,772.38	Interest Only	2	98,772.38	Tracker	164.62	1.75		Employed				37,000.00				Flat or Apartment	1965	Feudal	0	N	1st	7,200.00	132.79			115,000.00	115,000.00	3-Feb-05	Physical	115,000.00	3-Feb-05	151,684.36	65.12	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
750	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.8.7 dated 17th January 2005. Rate charged 5.49% for 5 years and rental income 750pm. Gross loan 138,405and payments of 633.20pm, giving coverage of 118.45%. Net loan 137,000 and payments of 626.77 pm, giving coverage of 119.66%. Underwriting discretion applied, rental income as stated on the valuation report increased by a 50, and rental coverage based on this discretion applied 126.34%.		CLS	UFSS	Mortgage Express	Individual	137,000.00	15-Apr-05	240	30-Apr-25	Remortgage	83.03	5.49	Interest Only	Unknown	Live	138,431.58	138,431.58	Interest Only	2	138,431.58	Tracker	230.72	1.75		Self-Employed				80,000.00				Flat or Apartment	2004	Leasehold	122	N	1st	9,000.00	126.34			165,000.00	165,000.00	1-Feb-05	Physical	165,000.00	1-Feb-05	308,907.50	44.81	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
751	12 months PH	A	B	A	✓	✗	✓
PAY.03 - New arrears >1mth in past 12mths: July, October and November 2016 payments were missed and mortgage went 2 months in arrears. Additional payments were made by card in August and December 2016 to clear the arrears. No payment was received in March 2017 leading to arrears however the account was updated in April 2017. As per lender notes from August 2016, borrower claimed reason for arrears was that both tenants (two different properties) lost their jobs but at that time, they were in employment. Properties were let on 12 months ASTs and tenants had been in situ for circa 4 months, almost immediately went into arrears. Now back up to date and no further issues
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	86,785.00	22-Apr-05	300	30-Apr-30	Remortgage	66.76	5.85	Repayment	Repayment	Live	53,936.42	53,936.42	Repayment	2	53,936.42	Tracker	397.39	1.75		Self-Employed	Employed			48,340.00	6,000.00			Terraced House	1900	Freehold	0	N	1st	6,600.00	130.02			130,000.00	130,000.00	10-Mar-05	Physical	130,000.00	10-Mar-05	158,401.29	34.05	0	0	Direct Debit	Paying	No Current Arrears	BTL - Tenants not paying	No ATP	No Active ATP	No ATP				Borrower proposed ATP to clear arrear as of August 2016 however refused by lender. ATPs have been adhered to however accounts have then fallen back into arrears shortly after. Now up to date				0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
752	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	25-Apr-05	300	30-Apr-30	Purchase	80.28	5.74	Repayment	Repayment	Live	44,310.36	44,310.36	Repayment	2	44,310.36	Tracker	326.47	1.75		Self-Employed				29,748.00				Flat or Apartment	1890	Feudal	0	N	1st	5,700.00	135.97	5,400.00	131.88	85,000.00	90,000.00	3-Mar-05	Physical	120,000.00	4-Jun-08	117,633.38	37.67	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
753	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	74,800.00	28-Apr-05	240	30-Apr-25	Purchase	78.74	5.69	Interest Only	Unknown	Live	75,299.93	75,299.93	Interest Only	2	75,299.93	Tracker	125.5	1.75		Self-Employed	Self-Employed			50,000.00	50,000.00			Terraced House	1950	Leasehold	900	N	1st	5,760.00	134.47			88,000.00	95,000.00	23-Mar-05	Physical	95,000.00	23-Mar-05	102,906.73	73.17	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
754	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	70,500.00	5-May-05	300	31-May-30	Purchase	84.94	5.49	Interest Only	Unknown	Live	71,139.58	71,139.58	Interest Only	2	71,239.58	Tracker	118.73	1.75		Employed				29,541.00				Flat or Apartment	1992	Feudal	0	N	1st	5,520.00	141.14			83,123.00	83,000.00	18-Mar-05	Physical	83,000.00	18-Mar-05	105,811.56	67.23	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
755	12 months PH	A	A	A	✗	✓	✓				✗	✓	✓
RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.8.7 dated 17th January 2007. Rate charged 5.75% for 3 years and rental income 435pm. Gross loan 70,035 and payments of 335.58pm, giving coverage of 129.63%. Net loan 70,000 and payments of 335.42pm, giving coverage of 129.69%. Underwriting discretion applied of 50 pm additional rental income and rental coverage based on this discretion applied 144.53%.

INFO.07 - BTL Market Change Campaign: Lender tried to contact borrower as of 1st March 2017 in order to offer a BTL campaign however a lady answered and advised that was no longer borrowers phone number. System shows several failed further attempts, wrong number.
																CLS	UFSS	Mortgage Express	Individual	70,000.00	18-May-05	168	31-May-19	Remortgage	71.79	5.75	Interest Only	Endowment	Live	70,059.00	70,059.00	Interest Only	2	70,059.00	Tracker	116.77	1.75		Employed				33,400.00				Terraced House	1920	Leasehold	700	N	1st	5,220.00	144.53			97,500.00	97,500.00	24-Feb-05	Physical	97,500.00	24-Feb-05	109,841.24	63.78	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
Lender tried to contact borrower as of 1st March 2017 in order to offer a BTL campaign however a lady answered and advised that was no longer borrowers phone number. System shows several failed further attempts, wrong number.
																																																																																																											Phone call attempts. No evidence of any letter has been sent.	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
756	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.27 - Evidence of Income missing - Known: File checklist confirms that rental income not available. Valuation dated 15th March 2005 does not include rental income however system shows 540.		CLS	UFSS	Mortgage Express	Individual	66,300.00	19-May-05	300	31-May-30	Purchase	85	5.49	Interest Only	Unknown	Live	66,997.08	66,997.08	Interest Only	2	66,997.08	Tracker	111.66	1.75		Employed				23,500.00				Terraced House	1905	Feudal	0	N	1st	6,480.00	176.17			78,000.00	78,000.00	15-Mar-05	Physical	78,000.00	15-Mar-05	102,881.56	65.12	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Multiple (Specify)			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
757	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	32,300.00	2-Jun-05	300	30-Jun-30	Purchase	85	6.5	Interest Only	Unknown	Live	32,935.94	32,935.94	Interest Only	2	32,935.94	Tracker	54.89	1.75		Self-Employed				254,000.04				Flat or Apartment	0	Feudal	0	N	1st	4,200.00	197			40,000.00	38,000.00	7-Feb-05	Physical	38,000.00	7-Feb-05	50,121.79	65.71	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
758	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	212,500.00	2-Jun-05	192	30-Jun-21	Purchase	85	3.74	Interest Only	Unknown	Live	214,290.36	214,290.36	Interest Only	2	214,290.36	Tracker	357.16	1.75		Self-Employed				100,000.00				Terraced House	1900	Freehold	0	N	1st	18,720.00	234.94			250,000.00	250,000.00	19-May-05	Physical	250,000.00	19-May-05	296,301.42	72.32	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Unknown.	No record on the system of any action taken regarding maturity of the loan - due in 4 years. Last note in system is from 10th January 2017 and last PMS note as of 09th March 2017.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
759	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.21 - Application Missing - Known: No application form on file and confirmed not available by file checklist. MISS.22 - Offer Missing - Known: Offer letter not on file and file checklist confirms that not available. MISS.28 - CoT Missing / Request for funds - Known: Certificate of Title not on file and marked as missing on File Build Checklist.		CLS	UFSS	Mortgage Express	Individual	102,000.00	9-Jun-05	300	30-Jun-30	Remortgage	85	4.99	Interest Only	Unknown	Live	103,108.96	103,108.96	Interest Only	2	103,108.96	Tracker	171.85	1.75		Employed				21,500.00				Semi Detached House	1998	Freehold	0	N	1st	6,600.00	128.34			120,000.00	120,000.00	21-Apr-05	Physical	120,000.00	21-Apr-05	141,721.55	72.75	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓
760	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Land registry search shows a second charge registered against the property on 05th July 2005 by Mr and Mrs Uddin for 14,700.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	83,300.00	9-Jun-05	300	30-Jun-30	Purchase	85	5.74	Interest Only	Unknown	Live	84,394.89	84,394.89	Interest Only	2	84,394.89	Tracker	140.66	1.75		Employed				62,900.00				Flat or Apartment	2000	Feudal	0	N	1st	6,360.00	131.78			98,000.00	98,000.00	6-Apr-05	Physical	98,000.00	6-Apr-05	124,934.13	67.55	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
761	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	87,550.00	13-Jun-05	240	30-Jun-25	Remortgage	85	5.75	Interest Only	Unknown	Live	87,628.70	87,628.70	Interest Only	2	87,628.70	Tracker	146.05	1.75		Self-Employed				60,000.00				Terraced House	1900	Leasehold	999	N	1st	6,900.00	137			103,000.00	103,000.00	30-Mar-05	Physical	103,000.00	30-Mar-05	111,572.56	78.54	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
762	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.8.7 dated 17th January 2005. Rate charged 6.24% for 3 years and rental income 830pm. Gross loan 125,434 and payments of 652.26pm, giving coverage of 127.25%. Net loan 124,950 and payments of 649.74 pm, giving coverage of 127.74%. Underwriting discretion applied, rental income as stated on the valuation report increased by a 50, and rental coverage based on this discretion applied 134.92%.		CLS	UFSS	Mortgage Express	Individual	124,950.00	16-Jun-05	300	30-Jun-30	Purchase	85	6.24	Interest Only	Unknown	Live	128,125.61	128,125.61	Interest Only	2	128,125.61	Tracker	213.55	1.75		Self-Employed	Self-Employed			80,000.04	80,000.00			Flat or Apartment	0	Leasehold	999	N	1st	9,960.00	127.25			147,000.00	147,000.00	8-Oct-04	Physical	147,000.00	8-Oct-04	180,202.08	71.1	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
763	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	80,750.00	16-Jun-05	300	30-Jun-30	Remortgage	85	4.99	Interest Only	Investment	Live	93,472.21	93,472.21	Interest Only	2	93,472.21	Tracker	155.79	1.75		Self-Employed				25,500.00				Flat or Apartment	1965	Feudal	0	N	1st	7,200.00	175.97	6,600.00	141.53	95,000.00	95,000.00	22-Apr-05	Physical	110,000.00	22-May-07	105,616.10	88.5	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None		Documentation regarding further advance for 11,085 as of 12th July 2007 provided on file.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
764	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,240.00	23-Jun-05	300	30-Jun-30	Remortgage	84.99	5.75	Interest Only	Unknown	Live	72,295.97	72,295.97	Interest Only	2	72,295.97	Tracker	120.49	1.75		Employed				168,000.00				Terraced House	1970	Leasehold	999	N	1st	5,400.00	129.94			85,000.00	85,000.00	14-Mar-05	Physical	85,000.00	14-Mar-05	95,759.03	75.5	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
765	12 months PH	B	A	A	✗	✓	✓	RISK.65 - BTL - Borrower in occupancy: System notes dated 17th October 2016 borrower is occupying the property; she has requested to change her address to the security address. No further comments on file.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	50,000.00	29-Jun-05	240	30-Jun-25	Purchase	79.37	4.99	Interest Only	Unknown	Live	50,043.20	50,043.20	Interest Only	2	50,043.20	Tracker	83.41	1.75		Employed				34,000.00				Terraced House	1950	Leasehold	975	N	1st	4,200.00	168.22			63,000.00	63,000.00	18-May-05	Physical	63,000.00	18-May-05	68,243.41	73.33	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
766	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	63,750.00	30-Jun-05	300	30-Jun-30	Purchase	85	4.99	Repayment	Repayment	Live	32,278.34	32,278.34	Repayment	2	39,798.34	Tracker	235.14	1.75		Employed	Other			25,750.00	8,206.00			Terraced House	1975	Freehold	0	N	1st	4,200.00	130			75,000.00	75,000.00	27-May-05	Physical	75,000.00	27-May-05	81,242.16	39.73	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
767	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	212,457.00	30-Jun-05	300	30-Jun-30	Purchase	85	3.74	Interest Only	Unknown	Live	220,043.23	220,043.23	Interest Only	2	220,043.23	Tracker	366.74	1.75		Self-Employed				80,000.00				Flat or Apartment	2005	Leasehold	123	N	1st	18,480.00	232.04			249,950.00	249,950.00	13-Jun-05	Physical	249,950.00	13-Jun-05	388,342.78	56.66	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
768	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: Know Your Client documentation not on file and file checklist confirms that not available.		CLS	UFSS	Mortgage Express	Individual	52,170.00	1-Jul-05	300	31-Jul-30	Remortgage	80.26	5.75	Interest Only	Unknown	Live	52,207.04	52,207.04	Interest Only	2	52,207.04	Tracker	87.01	1.75		Self-Employed				35,000.04				Terraced House	1930	Freehold	0	N	1st	4,200.00	139.92			65,000.00	65,000.00	2-Jun-05	Physical	65,000.00	2-Jun-05	69,795.19	74.8	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
769	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓
RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.8.7 dated 17th January 2005. Rate charged 4.99% for 3 years and rental income 750pm. Gross loan 140,358 and payments of 583.66pm, giving coverage of 128.50%. Net loan 138,250 and payments of 574.89pm, giving coverage of 130.46%. Underwriting discretion applied net loan amount and rental coverage based on this discretion applied 130.46%.

RISK.30 - BKO / IVA Post-Completion: System shows a bankruptcy as of 22nd July 2008 under the name of borrower 2. Account in arrears from September 2008 to March 2010 although received several card payments during that period. However the account receives overpayments from the beginning of 2012.
																CLS	UFSS	Mortgage Express	Individual	138,250.00	1-Jul-05	240	31-Jul-25	Remortgage	83.79	4.99	Interest Only	Unknown	Live	136,418.04	136,418.04	Part & Part	2	142,402.53	Tracker	228.22	1.75		Employed	Self-Employed			36,000.00	40,000.00			Flat or Apartment	0	Leasehold	997	N	1st	9,000.00	130.46			165,000.00	165,000.00	31-May-05	Physical	165,000.00	31-May-05	194,867.13	70.01	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None		28-Apr-10	2622.37		N			28-Apr-10	IO to PAP	Multiple (Specify)	28-Apr-10	Capitalisation of arrears this amount was on a capital repayment basis. Default account now on a Part and Part basis.	N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
770	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: System shows several failed phone call attempts to contact borrower as of 25th April 2017 and as of 2nd May 2015, wrong number. No evidence in system of letters are being returned. No entries found in PMS file and no further information in system. However the account is not in arrears; moreover, it receives overpayments from January 2009 (choices).			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.8.7 dated 17th January 2005. Rate charged 4.99% for 3 years and rental income 320pm. Gross loan 60935 and payments of 253.39pm, giving coverage of 126.28%. Net loan 60,000 and payments of 249.50pm, giving coverage of 128.26%. Underwriting discretion applied, rental income as stated on the valuation report increased by a 50, and rental coverage based on this discretion applied 146.02%.		CLS	UFSS	Mortgage Express	Individual	60,000.00	5-Jul-05	300	31-Jul-30	Purchase	75	4.99	Interest Only	Unknown	Live	68,083.01	68,083.01	Interest Only	2	71,143.01	Tracker	113.62	1.75		Employed				21,700.00				Terraced House	1930	Leasehold	800	N	1st	3,840.00	146.02	4,620.00	129.83	80,000.00	80,000.00	26-Apr-05	Physical	120,000.00	2-Nov-06	80,674.89	84.39	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
771	12 months PH	B	B	A	✗	✗	✓	RISK.30 - BKO / IVA Post-Completion: Borrower noted on file as being made bankrupt on 21st December 2011. The account was already in arrears at the time.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Late payment May 2017 DD collected when represented. Late payment June 17 DD rejected and paid by card a week later.		✗	✓	✓
INFO.04 - Reperforming case servicing notes: The account went into arrears in April 2014, which became 9 months in arrears in December 2014. Arrears admin fees of 40 were applied each month from May 2014 to December 2014 inclusive and Legal fees were charged in December 2014 for 622.80. The arrears were cleared in full by card payment in December 2014. No payments were then made from February 2015 to June 2015 resulting in 5 months arrears building up. A warrant for possession was issued and an eviction date was set for 17th June 2015 but this was cancelled as the arrears were cleared in full by card payment on 16th June 2015. Arrears admin fees of 40 were applied each month from February 2015 to June 2015. In addition a Field Agents fee of 54.00 was applied to the account on 13 April 2015 and Legal costs of 387.36 were charged to the account on 19th May 2015. No payments were then made from September 2015 to February 2016 resulting in 6 months arrears building up. An eviction date was set for 4th February 2016 but this was cancelled as the arrears were cleared in full by card payment on 2nd February 2016. Arrears admin fees of 40 per month were applied each month from September 2015 to January 2016. In addition two Field Agents fees of 54 were charged on 6th January 2016. The account has since performed satisfactorily apart from a couple of rejected direct debits in June 2017 and July 2017 which were paid the same month by card. Unpaid Direct Debit charges of 6.50 were applied in May 2017 and June 2017. All charges applied to the account appear to be in line with lenders policy. All collections activity appears appropriate and within policy.
																CLS	UFSS	Mortgage Express	Individual	80,750.00	6-Jul-05	300	31-Jul-30	Remortgage	85	5.75	Interest Only	Investment	Live	88,067.79	88,067.79	Interest Only	2	88,067.79	Tracker	146.76	1.75		Employed				40,000.00				Flat or Apartment	1900	Feudal	0	N	1st	6,600.00	142.08			95,000.00	95,000.00	2-Jun-05	Physical	95,000.00	2-Jun-05	121,109.61	72.72	0	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP					19-Mar-15	90000	Field Agent visited Borrower in March 2015 Borrower agreed to clear all arrears. Second Field Agent visit Nov 15. Third Field Agent visit February 2016 to establish property occupancy. Tenancy identified.	0			None					N					None			Y	Solicitors instructed 26th August 2014.Hearing date 26th November 2014. Litigation ceased 3rd December 2014.		26-Nov-14		Arrears cleared in December 2014 after SPO issued.	N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
772	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: Borrowers Identification Documents not found as per Build Checklist, checked against the system.		CLS	UFSS	Mortgage Express	Individual	53,550.00	7-Jul-05	408	31-Jul-39	Purchase	85	3.74	Interest Only	Unknown	Live	54,037.50	54,037.50	Interest Only	2	54,037.50	Tracker	90.06	1.75		Self-Employed	Self-Employed			28,000.00	32,000.00			Flat or Apartment	1950	Feudal	0	N	1st	4,800.00	237.52			63,000.00	63,000.00	20-May-05	Physical	63,000.00	20-May-05	80,314.79	67.28	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
773	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	119,000.00	12-Jul-05	300	31-Jul-30	Remortgage	85	5.74	Interest Only	Unknown	Live	119,837.78	119,837.78	Interest Only	2	119,837.78	Tracker	199.73	1.75		Self-Employed				110,000.00				Flat or Apartment	1910	Leasehold	125	N	1st	9,000.00	131.8			0.00	140,000.00	8-Jun-05	Physical	140,000.00	8-Jun-05	217,515.46	55.09	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
774	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	85,000.00	14-Jul-05	216	31-Jul-23	Remortgage	60.71	5.75	Repayment	Repayment	Live	92,309.17	92,309.17	Interest Only	2	92,309.17	Tracker	153.85	1.75		Employed	Employed			89,000.00	20,000.00			Flat or Apartment	2003	Leasehold	996	N	1st	7,800.00	159.53	7,200.00	124.86	160,000.00	140,000.00	12-May-05	Physical	142,000.00	5-Feb-07	194,268.93	47.52	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N			31-Jan-07	REP to IO	Switch to Interest Only	31-Jan-07	Switch from Repayment to Interest only following borrower request, letter confirming this change was set.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
775	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: Borrowers Identification Documents not found as per Build Checklist.		CLS	UFSS	Mortgage Express	Individual	55,250.00	15-Jul-05	180	31-Jul-20	Remortgage	85	3.74	Interest Only	Unknown	Live	55,846.40	55,846.40	Interest Only	2	55,846.40	Tracker	93.08	1.75		Self-Employed				45,000.00				Flat or Apartment	1975	Leasehold	999	N	1st	4,800.00	230.28			65,000.00	65,000.00	20-Apr-05	Physical	65,000.00	20-Apr-05	70,409.87	79.32	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Lender tried to contact borrower several times during February and March 2007 in order to offer a BTL campaign however nobody answered the phone. No evidence of any letter has been sent.	Phone calls.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
776	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	175,000.00	20-Jul-05	180	31-Jul-20	Remortgage	83.33	4.99	Interest Only	Investment	Live	177,708.88	177,708.88	Interest Only	2	177,708.88	Tracker	296.19	1.75		Self-Employed				193,400.00				Flat or Apartment	2003	Feudal	0	N	1st	11,400.00	128.59			220,000.00	210,000.00	29-Jun-05	Physical	210,000.00	29-Jun-05	267,715.98	66.38	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N				No record on system of any action taken regarding impending maturity of the loan - due in 3 years time.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
777	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓		F/Adv. 22nd February 2007 16,101 and 2nd November 2007 29,526, increasing LTV up to 90 per cent, raising variable rate to 7.50%.	CLS	UFSS	Mortgage Express	Individual	58,650.00	20-Jul-05	240	31-Jul-25	Purchase	85	4.95	Interest Only	Unknown	Live	105,934.77	105,934.77	Interest Only	2	105,934.77	Tracker	176.56	1.75		Employed	Employed			36,584.00	3,811.00			Flat or Apartment	1976	Feudal	0	N	1st	6,000.00	203.5	8,100.00	171.62	69,000.00	69,000.00	13-Jul-05	Physical	125,000.00	18-Oct-07	117,696.91	90.01	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
778	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓		Minor payment performance issues in late 2015 and early 2016 due to a change in bank account, promptly solved.	CLS	UFSS	Mortgage Express	Individual	157,250.00	22-Jul-05	300	31-Jul-30	Purchase	78.63	5.74	Interest Only	Unknown	Live	170,675.43	170,675.43	Interest Only	2	170,675.43	Tracker	284.46	1.75		Employed				36,000.00				Flat or Apartment	2004	Leasehold	150	N	1st	13,200.00	151			185,000.00	200,000.00	30-Dec-04	Physical	200,000.00	14-Mar-05	312,728.64	54.58	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Rate Switch	30-Jul-07	Mortgage account fixed interest rate 5.44% after modification.	N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
779	12 months PH	B	A	A	✗	✓	✓	RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v8.7 dated January 2005. Net loan 62,500 rate 5.75% and payments of 386pm, giving rental coverage of 100%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.			✓	✓	✓		6th September 2006 F/Adv. up to 118,708.	CLS	UFSS	Mortgage Express	Individual	62,500.00	26-Jul-05	300	31-Jul-30	Remortgage	74.4	0.75	Repayment	Unknown	Live	114,825.56	114,825.56	Interest Only	2	114,825.56	Tracker	191.38	1.75		Self-Employed				20,000.00				Terraced House	1970	Freehold	0	N	1st	4,680.00	100.81			100,000.00	84,000.00	22-Apr-05	Physical	140,000.00	29-Aug-06	110,414.13	104	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N			28-Sep-08	REP to IO	Switch to Interest Only	28-Jul-08	28 July 2008 account changed to interest only.	N											✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
780	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	59,500.00	29-Jul-05	288	31-Jul-29	Remortgage	85	5.75	Interest Only	Unknown	Live	59,610.13	59,610.13	Interest Only	2	59,610.13	Tracker	99.35	1.75		Employed	Employed			50,000.00	9,000.00			Flat or Apartment	1900	Feudal	0	N	1st	4,800.00	146.58			72,000.00	70,000.00	20-Jun-05	Physical	70,000.00	20-Jun-05	89,238.66	66.8	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
781	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No ID nor proof of residence on file.		CLS	UFSS	Mortgage Express	Individual	206,975.00	29-Jul-05	300	31-Jul-30	Purchase	85	5.49	Interest Only	Unknown	Live	207,781.24	207,781.24	Interest Only	2	207,781.24	Tracker	346.31	1.75		Employed				96,000.00				Maisonette	1935	Leasehold	75	N	1st	17,400.00	159.83			243,500.00	243,500.00	4-Jul-05	Physical	243,500.00	4-Jul-05	438,760.91	47.36	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
782	12 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: Borrower 1 bankruptcy notice registered in Land Registry, property affected by a petition in High Court of Justice in 2016. Borrower 2, who was removed from the account on 13th of March 2015, was also bankrupt in 2012; there is no information on file about any action taken or any letter to free the property from these charges.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	66,300.00	2-Aug-05	300	31-Aug-23	Remortgage	85	4.99	Interest Only	Sale of Property	Live	69,017.95	69,017.95	Interest Only	2	70,986.70	Tracker	115.5	1.75		Self-Employed				200,000.00				Flat or Apartment	1970	Leasehold	125	N	1st	5,100.00	151.8			78,000.00	78,000.00	18-Jul-05	Physical	78,000.00	18-Jul-05	98,729.92	69.91	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Transfer of Equity	13-Mar-15	Borrower 2 removed from the account.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
783	12 months PH	B	A	A	✗	✓	✓	RISK.01 - Underwriting Issue: System and data shows a 90K property value, LTV 85%, however physical Valuation seen 80K, raising LTV up to 96%, appears lending based on higher borrower estimated figure rather than the actual true valuation			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.8.7 dated 17 January 2005. Rate charged 5.5% for 3 years and rental income 360pm. Gross loan 76,535 and payments of 350.75pm, coverage 103%. Net loan 76,500 and payments of 350.58pm, coverage 103%. Underwriting discretion applied of additional 50 pounds making rental income 410 and on net loan rental coverage, based on this discretion 117%		CLS	UFSS	Mortgage Express	Individual	76,500.00	9-Aug-05	180	31-Aug-20	Remortgage	96	5.5	Interest Only	Unknown	Live	67,593.99	67,593.99	Interest Only	2	67,593.99	Tracker	113.06	1.75		Self-Employed	ND			180,000.00	0.00			Terraced House	1910	Leasehold	800	N	1st	4,320.00	103			90,000.00	80,000.00	16-Jun-05	Physical	80,000.00	16-Jun-05	97,490.59	69.33	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Unknown.	No record on the system of any action taken regarding impending maturity of the loan - due in 3 years and 1 month.	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
784	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	64,600.00	10-Aug-05	300	31-Aug-30	Purchase	85	4.74	Interest Only	Unknown	Live	65,600.18	65,600.18	Interest Only	2	65,600.18	Tracker	109.34	1.75		Employed				25,000.00				Terraced House	1973	Freehold	0	N	1st	9,600.00	308.71			76,000.00	76,000.00	23-May-05	Physical	76,000.00	20-Jul-05	92,693.41	70.77	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None										None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
785	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	123,250.00	10-Aug-05	252	31-Aug-26	Remortgage	85	4.99	Interest Only	Unknown	Live	129,914.98	129,914.98	Interest Only	2	129,914.98	Tracker	216.53	1.75		Employed	ND			47,000.00	0.00			Flat or Apartment	1945	Leasehold	120	N	1st	9,000.00	144.13			150,000.00	145,000.00	6-Jun-05	Physical	145,000.00	6-Jun-05	268,643.41	48.36	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
786	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	51,000.00	12-Aug-05	180	31-May-26	Remortgage	85	5.24	Interest Only	Unknown	Live	51,517.86	51,517.86	Interest Only	2	51,517.86	Tracker	85.86	1.75		Self-Employed				70,000.00				Detached House	1800	Leasehold	996	N	1st	4,200.00	156			60,000.00	60,000.00	5-Aug-05	Physical	60,000.00	5-Aug-05	61,495.84	83.77	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y	7-Mar-17				Term Extension	7-Mar-17	Deed amendment in order to extend the term to 31st of May 2026. Dated 24th of February 2017.	N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
787	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	165,750.00	22-Aug-05	300	31-Aug-30	Remortgage	85	4.74	Interest Only	Unknown	Live	158,421.99	158,421.99	Interest Only	2	167,421.99	Tracker	264.04	1.75		Employed	ND			23,000.00	0.00			Terraced House	1890	Freehold	0	N	1st	10,800.00	135.4			195,000.00	195,000.00	25-Jul-05	Physical	195,000.00	25-Jul-05	351,369.10	45.09	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
788	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	99,025.00	23-Aug-05	192	31-Aug-21	Purchase	85	4.99	Interest Only	Unknown	Live	101,279.35	101,279.35	Interest Only	2.39	101,279.35	Tracker	201.72	2.14		Self-Employed				35,317.00				Flat or Apartment	1973	Leasehold	67	N	1st	7,500.00	149.48			116,500.00	116,500.00	24-Jun-05	Physical	116,500.00	24-Jun-05	181,003.93	55.95	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Unknown.	No record on the system of any action taken regarding maturity of the loan - due in 4 years.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
789	12 months PH	B	A	A	✗	✓	✓	RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v8.7dated June 2005. Net loan 76,500 rate 5.14% for 25 years and payments of 457.86pm, giving rental coverage of 109.20%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria. RISK.30 - BKO / IVA Post-Completion: Borrower bankrupt 17th of July 2014, however payments on the account have been maintained.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	76,500.00	26-Aug-05	300	31-Aug-30	Purchase	85	5.14	Interest Only	Repayment	Live	47,684.84	47,684.84	Repayment	2	47,684.84	Tracker	343.53	1.75		Self-Employed				20,000.00				Flat or Apartment	1990	Feudal	0	N	1st	6,000.00	109.2			90,000.00	90,000.00	11-Aug-05	Physical	90,000.00	11-Aug-05	112,876.49	42.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None								14-Oct-05	Pre 2009 Change on Repayment Method	Switch to Repayment	14-Oct-05	Scheme change to repayment	N											✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
790	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.21 - Application Missing - Known: No application form on file, known by lender. MISS.25 - KYC Missing - Known: No ID or proof of identity on file, known by lender. MISS.22 - Offer Missing - Known: No loan offer on file, know by lender. MISS.28 - CoT Missing / Request for funds - Known: Certificate of title not found on file, known by lender. MISS.24 - Valuation Missing - Known: Valuation not on file, known by lender.		CLS	UFSS	Mortgage Express	Individual	84,995.00	23-Aug-05	300	31-Aug-30	Purchase	85	5.14	Repayment	Repayment	Live	52,592.58	52,592.58	Repayment	2	53,624.88	Tracker	380.16	1.75		Employed				55,000.00				Terraced House	0	Feudal	0	N	1st					99,995.00	100,000.00	18-Aug-05	Physical	100,000.00	18-Aug-05	125,418.33	41.93	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✗	✗	✓	✓	✗	✓	✓	✓	✓	✓
791	12 months PH	B	A	A	✗	✓	✓	RISK.16 - FAdv Rental Income not correctly assessed or not within criteria: Lending Policy v8.7 dated May 2006. Net loan 93K after further advance with rate of 6.58% for 23 years and payments of 453pm, giving rental coverage of 110%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	65,650.00	2-Sep-05	300	30-Sep-30	Purchase	66.15	0.92	Interest Only	Unknown	Live	93,477.21	93,477.21	Interest Only	2	93,477.21	Tracker	155.8	1.75		Self-Employed	Employed			70,000.00	8,000.00			Terraced House	2005	Feudal	0	N	1st	5,400.00	153	6,000.00	110	99,250.00	99,250.00	31-Jan-05	Physical	120,000.00	5-Jun-07	115,217.57	81.13	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										Other (Specify)	3-Dec-07	Extended capital up to 93,566.47£.	N											✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
792	12 months PH	B	A	A	✗	✓	✓	RISK.65 - BTL - Borrower in occupancy: Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.			✗	✓	✓
INFO.04 - Reperforming case servicing notes: The account had late payments in August and September 2014 when the Direct Debit collected when it was re-presented. An unpaid Direct Debit fees of 7.50 was charged each month. The account started to go in to arrears in August 2014 and by August 2015 was 5 months in arrears. An arrears admin fee of 40.00 pounds per month was charged every month from August 2014 to July 2015 inclusive. In addition an unpaid Direct Debit fee of 7.50 was charged in October 2014 and from April 2015 to June 2015 inclusive. A card payment was made on 15th August 2015 which cleared the arrears in full. Since then all payments have been made by Direct Debit and there have been no further payment issues. All charges applied to the account appear to be in line with lenders policy. All collections activity appears appropriate and within policy.
																CLS	UFSS	Mortgage Express	Individual	36,550.00	5-Sep-05	240	30-Sep-25	Remortgage	85	6.25	Interest Only	Unknown	Live	39,085.77	39,085.77	Interest Only	2	39,085.77	Tracker	65.14	1.75		Self-Employed				46,200.00				Flat or Apartment	1905	Feudal	0	N	1st	3,900.00	168.48			43,000.00	43,000.00	19-Apr-05	Physical	43,000.00	19-Apr-05	53,929.88	72.48	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
793	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No proof of identity on file know by lender.		CLS	UFSS	Mortgage Express	Individual	97,750.00	6-Sep-05	300	30-Sep-30	Remortgage	85	5.24	Interest Only	Unknown	Live	98,036.26	98,036.26	Interest Only	2	98,036.26	Tracker	163.4	1.75		Self-Employed				65,000.00				Flat or Apartment	1850	Feudal	0	N	1st	6,600.00	129			115,000.00	115,000.00	16-Aug-05	Physical	115,000.00	16-Aug-05	144,231.08	67.97	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
794	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No ID or any proof of identity on file, however borrower has other loans in the portfolio (linked cases); known by lender.		CLS	UFSS	Mortgage Express	Individual	51,000.00	6-Sep-05	156	31-May-26	Remortgage	85	0.81	Interest Only	Unknown	Live	51,062.51	51,062.51	Interest Only	2	51,062.51	Tracker	85.1	1.75		Self-Employed				70,000.00				Semi Detached House	1930	Leasehold	999	N	1st	4,200.00	151			60,000.00	60,000.00	28-Jul-05	Physical	60,000.00	5-Apr-05	64,993.73	78.57	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y	7-Mar-17				Term Extension	7-Mar-17	Deed amendment in order to extend the term to 31st of May 2026. Dated 24th of February 2017.	N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
795	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	95,000.00	15-Sep-05	300	30-Sep-30	Purchase	79.17	4.69	Interest Only	Unknown	Live	96,460.48	96,460.48	Interest Only	2	96,460.48	Tracker	160.77	1.75		Employed	Employed			45,000.00	4,000.00			Flat or Apartment	1855	Feudal	0	N	1st	6,000.00	133			126,126.00	120,000.00	6-Sep-05	Physical	120,000.00	6-Sep-05	150,501.99	64.09	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
796	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	169,150.00	15-Sep-05	300	30-Sep-30	Purchase	85	4.69	Interest Only	Unknown	Live	171,722.47	171,722.47	Interest Only	2	171,722.47	Tracker	286.21	1.75		Employed				37,500.00				Flat or Apartment	2005	Leasehold	125	N	1st	11,100.00	137			199,000.00	199,000.00	19-Aug-05	Physical	199,000.00	19-Aug-05	309,182.69	55.54	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
797	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	76,500.00	16-Sep-05	300	30-Sep-30	Remortgage	85	4.69	Interest Only	Unknown	Live	77,716.38	77,716.38	Interest Only	2	77,716.38	Tracker	129.53	1.75		Self-Employed				30,000.00				Terraced House	1880	Freehold	0	N	1st	5,400.00	148			90,000.00	90,000.00	28-Jul-05	Physical	90,000.00	28-Jul-05	113,919.14	68.22	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
798	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	63,750.00	22-Sep-05	300	30-Sep-30	Remortgage	85	4.99	Repayment	Repayment	Live	40,140.92	40,140.92	Repayment	2	40,140.92	Tracker	287.59	1.75		Employed				28,500.00				Bungalow	1970	Leasehold	900	N	1st	4,680.00	145			75,000.00	75,000.00	27-Jun-05	Physical	75,000.00	27-Jun-05	81,242.16	49.41	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
799	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Historic arrears of 1 month on account at the start of the review period. These were cleared in full be an overpayment on December 2016. Slight overpayment of 31 made in January 2017 however an underpayment made in February 2017. Account now slightly in credit		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	97,750.00	27-Sep-05	300	30-Sep-30	Remortgage	85	4.47	Interest Only	Investment	Live	101,475.60	101,475.60	Interest Only	2	101,475.60	Tracker	169.13	1.75		Self-Employed				39,300.00				Terraced House	1978	Freehold	0	N	1st	9,876.00	210			125,000.00	115,000.00	16-Aug-05	Physical	115,000.00	16-Aug-05	178,673.41	56.79	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None										None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
800	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	61,200.00	27-Sep-05	156	31-May-26	Remortgage	85	0.81	Interest Only	Unknown	Live	61,239.36	61,239.36	Interest Only	2	61,239.36	Tracker	102.06	1.75		Self-Employed				70,000.00				Terraced House	1980	Leasehold	900	N	1st	4,800.00	145			72,000.00	72,000.00	26-Aug-05	Physical	72,000.00	26-Aug-05	73,795.01	82.99	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y	7-Mar-17				Term Extension	7-Mar-17	Deed amendment in order to extend the term to 31st of May 2026. Deed dated 24th of February 2017.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
801	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.33 - Further advance documents missing - Known: Valuation 15th of September 2006 not of file, known by lender. So not possible to calculate father advances rental coverage.		CLS	UFSS	Mortgage Express	Individual	51,000.00	29-Sep-05	216	30-Sep-23	Remortgage	85	5.24	Repayment	Repayment	Live	27,072.21	27,072.21	Repayment	2	27,072.21	Tracker	384.29	1.75		Employed				47,500.00				Flat or Apartment	1900	Feudal	0	N	1st	6,000.00	137			62,000.00	60,000.00	13-Sep-05	Physical	85,000.00	15-Sep-06	93,103.69	29.08	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										Other (Specify)	5-Feb-07	Capital extended to 61,828.65, added 13K.	N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
802	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	55,250.00	30-Sep-05	300	30-Sep-30	Remortgage	85	5.24	Interest Only	Unknown	Live	55,285.49	55,285.49	Interest Only	2	55,285.49	Tracker	92.14	1.75		Self-Employed	Self-Employed			151,000.00	55,000.00			Terraced House	1900	Freehold	0	N	1st	3,960.00	137			65,000.00	65,000.00	22-Aug-05	Physical	80,000.00	9-Sep-08	81,383.12	67.93	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
803	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	80,750.00	30-Sep-05	276	30-Sep-28	Remortgage	85	5.24	Interest Only	Unknown	Live	81,547.58	81,547.58	Interest Only	2	81,547.58	Tracker	135.91	1.75		Employed				43,000.00				Bungalow	1965	Feudal	0	N	1st	6,600.00	155			95,000.00	95,000.00	24-Feb-05	Physical	95,000.00	29-Jul-05	119,147.41	68.44	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
804	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy Pre January 2005. Rate charged 4.69% for 5 years and rental income 570pm. Gross loan 118,459 and payments of 463pm, giving coverage of 123%. Net loan 116,674 and payments of 456pm, giving coverage of 125%. Underwriting discretion applied of net loan amount and rental coverage based on this discretion applied 125%.		CLS	UFSS	Mortgage Express	Individual	116,674.00	5-Oct-05	300	31-Oct-30	Purchase	76.51	4.69	Interest Only	Unknown	Live	118,441.72	118,441.72	Interest Only	2	118,441.72	Tracker	197.41	1.75		Employed				51,000.00				Terraced House	0	Leasehold	800	N	1st	6,840.00	123			152,500.00	152,500.00	22-Aug-05	Physical	152,500.00	22-Aug-05	156,301.94	75.78	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
805	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.21 - Application Missing - Known: No application form on file, known by lender. MISS.25 - KYC Missing - Known: No ID or proof of identity, known by lender. MISS.28 - CoT Missing / Request for funds - Known: No Certificate of Title, known by lender. MISS.22 - Offer Missing - Known: No loan offer on file, known by owner. MISS.24 - Valuation Missing - Known: Not valuation on file, known by lender.		CLS	UFSS	Mortgage Express	Individual	55,250.00	6-Oct-05	300	31-Oct-30	Purchase	85	4.69	Interest Only	Unknown	Live	56,107.01	56,107.01	Interest Only	2	56,107.01	Tracker	93.51	1.75		Employed				30,000.00				Terraced House	0	Freehold	0	N	1st					67,000.00	65,000.00	29-Sep-05	Physical	65,000.00	29-Sep-05	66,749.91	84.06	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✗	✗	✓	✓	✗	✓	✓	✓	✓	✓
806	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	88,000.00	12-Oct-05	300	31-Oct-30	Purchase	80	4.74	Repayment	Repayment	Live	83,860.48	83,860.48	Interest Only	2	83,860.48	Tracker	139.77	1.75		Employed				17,000.00				Semi Detached House	1955	Freehold	0	N	1st	5,700.00	135			110,000.00	110,000.00	16-Sep-05	Physical	110,000.00	16-Sep-05	125,140.05	67.01	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None								10-Jul-08	REP to IO	Switch to Interest Only	10-Jul-08	Account changed to Interest Only. No reason known	N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
807	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	212,457.00	14-Oct-05	300	31-Oct-30	Purchase	85	4.74	Interest Only	Unknown	Live	216,644.44	216,644.44	Interest Only	2	216,644.44	Tracker	361.08	1.75		Employed				26,000.00				Flat or Apartment	2005	Leasehold	125	N	1st	18,480.00	181			249,950.00	249,950.00	23-Jun-05	Physical	249,950.00	23-Jun-05	388,342.78	55.79	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
808	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower making Bank payments from Feb 2016 and partial and late payments up to Nov 2016. Lender advised borrower outstanding arrears in Nov 2016. Dec 2016 missed payment, made up in Jan 2017. Since then maximum MIA no <1 month. Current situation overpaid -99,52.		✓	✗	✓	MISS.29 - All documents missing - Known: Origination documents not on file. Known by lender.		CLS	UFSS	Mortgage Express	Individual	119,000.00	17-Oct-05	264	31-Oct-27	Remortgage	85	4.74	Interest Only	Unknown	Live	121,021.06	121,021.06	Interest Only	2	121,021.06	Tracker	201.7	1.75		Self-Employed	ND			47,500.00	0.00			Flat or Apartment	0	Feudal	0	N	1st					140,000.00	140,000.00	29-Sep-05	Physical	140,000.00	29-Sep-05	175,585.66	68.92	0	0	Bank Payment	Paying	No Current Arrears	Financial Mismanagement											0			None										None														✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓
809	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.18 - F/AD rental income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated May 2006. Rate charged 5.24% for 25 years and rental income 560pm. Gross loan 108,518.25 and payments of 473,47pm, giving coverage of 118%. Net loan 108,000 and payments of 471.58pm, giving coverage of 119%. Underwriting discretion applied using 50pm additional rental income and rental coverage based on this discretion applied is 129%.		CLS	UFSS	Mortgage Express	Individual	93,500.00	24-Oct-05	300	31-Oct-30	Remortgage	85	5.24	Interest Only	Unknown	Live	108,444.47	108,444.47	Interest Only	2	108,444.47	Tracker	180.74	1.75		Self-Employed				25,000.00				Flat or Apartment	1880	Feudal	0	N	1st	6,600.00	135	6,720.00	129	110,000.00	110,000.00	9-Sep-05	Physical	150,000.00	19-Jun-07	144,021.96	75.3	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										Other (Specify)	27-Jul-07	Capital raising up to 108,518.	N											✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
810	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	150,900.00	25-Oct-05	300	31-Oct-30	Remortgage	76.99	4.74	Interest Only	Unknown	Live	153,184.76	153,184.76	Interest Only	2	153,184.76	Tracker	255.31	1.75		Self-Employed	ND			22,000.00	0.00			Flat or Apartment	2005	Feudal	0	N	1st	9,300.00	128			196,000.00	196,000.00	14-Sep-05	Physical	196,000.00	14-Sep-05	245,819.92	62.32	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
811	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.21 - Application Missing - Known: No Application Form on file. Known by lender. MISS.25 - KYC Missing - Known: No ID or proof of identity on file. Known by lender. MISS.24 - Valuation Missing - Known: No Valuation on file. Known by lender. MISS.22 - Offer Missing - Known: No Loan Offer on file. Known by lender. MISS.28 - CoT Missing / Request for funds - Known: No COT on file for initial advance - known to Lender		CLS	UFSS	Mortgage Express	Individual	106,250.00	26-Oct-05	216	31-Oct-23	Remortgage	85	4.74	Interest Only	Unknown	Live	134,008.07	134,008.07	Interest Only	2	134,008.07	Tracker	223.35	1.75		Employed				50,100.00				Terraced House	1940	Leasehold	900	N	1st					125,000.00	125,000.00	8-Sep-05	Physical	170,000.00	20-Nov-06	114,289.42	117.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✗	✗	✓	✓	✗	✓	✓	✓	✓	✓
812	12 months PH	A	B	A	✗	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: July 2016 payment missed however, account was in credit at the time and therefore the account was less than 1 month in arrears. Double payment made in August 2016. April 2017 payment missed however, a double payment was made in May 2017. The account has been maintained with no other issues, and currently has a credit balance of 351.80		✗	✗	✓
MISS.29 - All documents missing - Known: No documents in file other than valuation report and proof of title registration. Known by lender.

RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.8.7 dated 17th January 2005. Rate charged 5.24% for 5 years and rental income 400pm. Gross loan 66050 and payments of 482pm, giving coverage of 82.99%. Net loan 60035 and payments of 264.65pm, giving coverage of 151.13%. Underwriting discretion applied by using the net loan amount.

INFO.04 - Reperforming case servicing notes: Account was 11 months in arrears in July 2015. Fees of 40 were charged monthly through to January 2016, until the arrears were cleared and the account was brought back up to date. In addition to this, further fees were applied. Field Agent fees of 54 were charged on 1st and 17th December 2015. Legal fees were charged as follows, 36 legal fee on 20th July 2015, 40 Legal instruction fee on 20th July 2015. Further Legal fees were charged, 30, 60 and 144 on 3rd November 2015, 30 on 27th November 2015 and 355 was applied on 15th March 2016. Arrears had cleared by January 2016 and the account was in credit by 1 month. Borrower then missed April 2016 which set the arrears balance at 0 and no further fees were applied. All charges applied to the account appear to be in line with lenders policy however, as the account was not in arrears as of March 2016, it is unclear as to why the 355 legal costs were applied to the account.
																CLS	UFSS	Mortgage Express	Individual	60,000.00	26-Oct-05	180	31-Oct-20	Remortgage	63.16	5.24	Interest Only	Unknown	Live	54,624.27	54,624.27	Interest Only	2.39	54,624.27	Tracker	108.92	2.14		Employed				28,000.00				Terraced House	1880	Feudal	0	N	1st	4,800.00	93.3			95,000.00	95,000.00	8-Sep-05	Physical	95,000.00	8-Sep-05	119,147.41	45.85	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP					1-Dec-15		Report stated that the property was unoccupied. The Field Agent was unable to make any contact with the borrower.	0			None					N					None			Y	Solicitors instructed 20th July 2015. A Court Hearing was held on 23rd September 2015 and passed for Enforcement, which was subsequently put on hold as Borrower began to make payments to the account					N				No action taken as 3 years left until maturity	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓
813	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	78,000.00	28-Oct-05	300	31-Oct-30	Purchase	83.87	5.14	Interest Only	Unknown	Live	78,475.83	78,475.83	Interest Only	2	78,475.83	Tracker	130.79	1.75		Employed				23,000.00				Flat or Apartment	1877	Feudal	0	N	1st	5,400.00	134			93,000.00	93,000.00	17-Oct-05	Physical	93,000.00	17-Oct-05	111,430.09	70.43	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
814	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	90,100.00	28-Oct-05	300	31-Oct-30	Remortgage	85	4.74	Interest Only	Unknown	Live	106,261.06	106,261.06	Interest Only	2	106,261.06	Tracker	177.1	1.75		Employed	Employed			36,000.00	22,000.00			Flat or Apartment	2002	Feudal	0	N	1st	6,000.00	138			106,000.00	106,000.00	23-Aug-05	Physical	125,000.00	4-Aug-07	119,872.06	88.65	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
815	12 months PH	B	A	A	✗	✓	✓	RISK.21 - Vulnerability - Physical health: Notes dated November 2010 show the borrower suffers from an illness which affects his income and repayment capacity however the borrower has not disclosed the extent of this illness. No payment performance problems since December 2015, although it remains unclear whether the borrower is still ill.			✓	✗	✓	MISS.27 - Evidence of Income missing - Known: No evidence of Rental Income. Known by lender.		CLS	UFSS	Mortgage Express	Individual	148,750.00	28-Oct-05	240	31-Oct-25	Purchase	85	4.74	Interest Only	Unknown	Live	151,962.84	151,962.84	Interest Only	2	151,962.84	Tracker	253.17	1.75		Self-Employed				48,000.00				Flat or Apartment	2005	Feudal	0	N	1st					175,000.00	175,000.00	18-Aug-05	Physical	175,000.00	23-Sep-05	219,482.07	69.24	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
816	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	58,400.00	28-Oct-05	300	31-Oct-30	Purchase	78.92	5.74	Interest Only	Unknown	Live	58,428.90	58,428.90	Interest Only	1.49	58,428.90	Tracker	72.55	1.24		Self-Employed				50,000.00				Terraced House	1960	Leasehold	800	N	1st	4,440.00	132			73,000.00	74,000.00	22-Sep-05	Physical	74,000.00	22-Sep-05	76,085.75	76.79	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
817	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	76,500.00	1-Nov-05	300	30-Nov-30	Remortgage	85	4.74	Interest Only	Unknown	Live	77,680.90	77,680.90	Interest Only	2	77,680.90	Tracker	129.47	1.75		Self-Employed				50,000.00				Semi Detached House	1935	Freehold	0	N	1st	5,100.00	138			90,000.00	90,000.00	14-Oct-05	Physical	90,000.00	14-Oct-05	102,941.07	75.46	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
818	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit returned unpaid 16th September 2016 account in credit at this time of 23.80. Underpayment made by debit card 26th September 2016 to bring account up to date. Reason Direct Debit mandate cancelled by customer. No further action required as Direct Debit mandate reinstated and no further arrears		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	125,000.00	2-Nov-05	300	30-Nov-30	Remortgage	80.65	5.44	Repayment	Repayment	Live	120,692.72	120,692.72	Interest Only	2	120,692.72	Tracker	201.16	1.75		Employed	ND			47,500.00	0.00			Flat or Apartment	1985	Leasehold	999	N	1st	9,000.00	144			170,000.00	155,000.00	7-Sep-05	Physical	155,000.00	7-Sep-05	279,293.39	43.21	0	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None					N			15-Jan-08	Pre 2009 Change on Repayment Method	Switch to Interest Only	15-Jan-08	Document on file signed by Borrowers requested switch to interest only. Undated. Sub Account created from 15 January 2008 to amend account	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
819	12 months PH	A	B	A	✗	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower makes payments automatically online or by card payment resulting in erratic payments. On occasions the automatic payment system has not gone smoothly and resolved complaints are on file from Borrower who becomes frustrated with the system. Missed payment in August 2016 was made early the following month. Direct Debit mandate has been sent to Borrower to resolve matter. Account up to date and no further issues		✓	✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy registered on 13th May 2011 for Borrower 1 in respect of the title of the proprietor of the registered estate affected by a petition in bankruptcy in Kingston upon Thames Court Reference Number 178 of 2011 Note of this not seen on data but noted on Proof of valid title. Bankruptcy now likely to have been discharged and currently loan is up to date and no evidence of issues or future problems arising		CLS	UFSS	Mortgage Express	Individual	318,750.00	4-Nov-05	300	30-Nov-30	Remortgage	85	4.69	Interest Only	Unknown	Live	324,217.28	324,217.28	Interest Only	2	324,217.28	Tracker	540.37	1.75		Employed				45,000.00				Semi Detached House	1900	Freehold	0	N	1st	19,800.00	130			375,000.00	375,000.00	20-Sep-05	Physical	375,000.00	20-Sep-05	568,152.75	57.07	0	0	Card Payment	Paying	No Current Arrears	Unknown	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
820	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	114,750.00	7-Nov-05	300	30-Nov-30	Remortgage	85	4.69	Interest Only	Unknown	Live	116,506.92	116,506.92	Interest Only	2	116,506.92	Tracker	194.18	1.75		Employed	ND			57,896.00	0.00			Flat or Apartment	0	Leasehold	79	N	1st	7,200.00	133.8			0.00	135,000.00	23-Sep-05	Physical	135,000.00	23-Sep-05	234,056.95	49.78	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None										None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
821	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	102,000.00	7-Nov-05	300	30-Nov-30	Remortgage	85	4.69	Interest Only	Unknown	Live	103,559.06	103,559.06	Interest Only	2	103,559.06	Tracker	172.6	1.75		Employed	ND			57,896.00	0.00			Flat or Apartment	1938	Leasehold	122	N	1st	6,000.00	125.4			0.00	120,000.00	30-Aug-05	Physical	120,000.00	30-Aug-05	137,066.67	75.55	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
822	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	70,600.00	8-Nov-05	288	30-Nov-29	Remortgage	83.06	4.69	Interest Only	Unknown	Live	71,688.66	71,688.66	Interest Only	2	71,688.66	Tracker	119.48	1.75		Self-Employed	ND			67,017.00	0.00			Flat or Apartment	1980	Leasehold	999	N	1st	4,140.00	123			85,000.00	85,000.00	16-Aug-05	Physical	85,000.00	16-Aug-05	104,456.22	68.63	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
823	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit rejected July 2016 and paid upon representation. Field Agent visit instructed as contact with Borrower had not been possible and mail returned. Field Agent was successful in making contact with Borrower by phone and visited Buy to Let property on 18 August 2016. Matter resolved and contact details updated. Direct Debit rejected in April 2017 but paid on representation on 10 May 2017. No further details on file and account up to date.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	136,950.00	10-Nov-05	300	30-Nov-30	Purchase	83	4.69	Interest Only	Unknown	Live	141,661.13	141,661.13	Interest Only	2	141,661.13	Tracker	236.09	1.75		Employed				25,000.00				Terraced House	2005	Freehold	0	N	1st	8,400.00	138			165,000.00	165,000.00	16-Aug-05	Physical	165,000.00	16-Aug-05	188,725.29	75.06	0	0	Direct Debit	Paying	No Current Arrears	Unknown	No ATP	No Active ATP	No ATP					17-Aug-16	360000	FC visited as not able to make contact with Borrower returned mail and missed payment which was subsequently made. Rental details 1250 per month FC talked to Borrower on telephone and Contact details updated No further action taken	0			None					N					None			Y	Order for Possession 16 April 2009 Arrears of 2723.21 Arrears paid in full by Borrower 12th October 2009 and proceedings cancelled	200	28-Aug-09	25-Sep-09	Arrears of 2723.21 by payments of 200.00 per month	N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
824	12 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy registered on 4th September 2015 for Borrower 1 Reason Unknown Loan has been up to date and no evidence of issues or future problems arising			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	10-Nov-05	216	30-Nov-23	Remortgage	85	4.69	Interest Only	Unknown	Live	73,447.02	73,447.02	Interest Only	2	73,447.02	Tracker	122.41	1.75		Self-Employed				16,000.00				Flat or Apartment	1940	Feudal	0	N	1st	4,800.00	139			85,000.00	85,000.00	15-Sep-05	Physical	85,000.00	15-Sep-05	101,844.71	72.12	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Transfer of Equity	2-Aug-10	Transfer of Equity into sole name Deed of Variation on file	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
825	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	112,200.00	17-Nov-05	300	30-Nov-30	Purchase	85	4.99	Interest Only	Unknown	Live	127,495.81	127,495.81	Interest Only	2	127,495.81	Tracker	212.5	1.75		Self-Employed	ND			32,400.00	0.00			Terraced House	1850	Freehold	0	N	1st	7,800.00	139	6,756.00	116	132,000.00	132,000.00	12-Aug-05	Physical	150,000.00	20-Jul-06	176,158.72	72.38	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
826	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit recalled August 2016. Payment made on representation. No further information on file. Account now up to date and no further issues.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	87,633.00	22-Nov-05	240	30-Nov-25	Purchase	78.24	4.74	Interest Only	Unknown	Live	89,001.94	89,001.94	Interest Only	2	89,001.94	Tracker	148.34	1.75		Self-Employed	Self-Employed			50,000.00	50,000.00			Flat or Apartment	2003	Feudal	0	N	1st	5,400.00	130			112,000.00	112,000.00	16-Sep-05	Physical	112,000.00	16-Sep-05	134,195.38	66.32	0	0	Direct Debit	Paying	No Current Arrears	Unknown	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
827	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	84,107.00	29-Nov-05	300	30-Nov-30	Purchase	85	4.79	Interest Only	Unknown	Live	85,399.38	85,399.38	Interest Only	2	85,399.38	Tracker	142.33	1.75		Self-Employed	ND			10,000.00	0.00			Bungalow	1977	Freehold	0	N	1st	5,400.00	134			98,950.00	98,950.00	28-Oct-05	Physical	98,950.00	28-Oct-05	98,063.51	87.09	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
828	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	86,700.00	30-Nov-05	300	30-Nov-30	Remortgage	85	5.24	Interest Only	Unknown	Live	105,311.29	105,311.29	Interest Only	2	105,311.29	Tracker	175.52	1.75		Employed				25,000.00				Terraced House	1978	Freehold	0	N	1st	7,500.00	165	6,900.00	125	102,000.00	102,000.00	5-Oct-05	Physical	124,000.00	20-Jul-07	138,896.66	75.82	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
829	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	60,000.00	1-Dec-05	252	31-Dec-26	Remortgage	72.29	5.24	Interest Only	Investment	Live	59,864.90	59,864.90	Interest Only	2	59,864.90	Tracker	100.16	1.75		Employed				32,910.00				Terraced House	2002	Leasehold	940	N	1st	5,400.00	172	5,400.00	158	83,000.00	83,000.00	21-Sep-05	Physical	158,000.00	9-Mar-07	100,102.74	59.8	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
830	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy registered 19 December 2009 At Bournemouth CC Ref 1195/2009 No information on file which Borrower this relates to. The loan was up to date prior to bankruptcy but from June 2010 arrears started to build up. Bankruptcy now likely to be discharged and currently loan is up to date and no evidence of issues or future problems arising.		CLS	UFSS	Mortgage Express	Individual	140,250.00	2-Dec-05	300	31-Dec-30	Purchase	85	4.69	Interest Only	Unknown	Live	143,270.85	143,270.85	Interest Only	2	143,270.85	Tracker	238.79	1.75		Self-Employed	ND			150,000.00	0.00			Flat or Apartment	2005	Leasehold	99	N	1st	8,400.00	128			165,000.00	165,000.00	6-Jun-05	Physical	165,000.00	6-Jun-05	207,435.30	69.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
831	12 months PH	B	A	A	✗	✓	✓	RISK.64 - Property Abandoned / Empty: Note on file dated 7th July 2016 advises that property is empty and Borrower considering Local Authority Lease Hire. Lender referred to Group Legal for their guidance as to whether this is acceptable to Lender and in accordance with conditions of lease. No further information on file.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	55,250.00	2-Dec-05	240	31-Dec-25	Remortgage	85	4.74	Interest Only	Unknown	Live	56,585.25	56,585.25	Interest Only	2	56,585.25	Tracker	94.31	1.75		Self-Employed	ND			38,500.00	0.00			Flat or Apartment	1900	Leasehold	999	N	1st	4,500.00	171			65,000.00	65,000.00	28-Sep-05	Physical	65,000.00	28-Sep-05	66,749.91	84.77	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP				July 2016 - Reset ATP of CMS + 28.81 January 2017 Forbearance has been considered but the most suitable option is an arrangement to pay, arrangement to pay is affordable therefore the issue is short term and the arrears can be cleared within the specified period. ATP 07 July 2016 to 21 July 2016 Effective ATP Clearing Arrears in timescale	17-May-16		Arrangement made of CMS + 50.00 No FC report seen on file	0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
832	12 months PH	A	B	B	✓	✗	✗		PAY.06 - Account in Credit - 2 consecutive payments missed: Choices Account 185.00 made from 21 September 2009 to 15 September 2014 resulting in a reservoir credit of 11041.86 Since that time CMS payments have been taken from this Reservoir Account with balance currently standing at 7637.22	COLL.03 - No active, timely or effective dialogue with borrowers: No notes on file since September 2014 that there has been any contact by Lender with Borrower since the Direct Debit Mandate was cancelled and payments taken from Reservoir Account.	✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	60,000.00	2-Dec-05	300	31-Dec-30	Remortgage	75	4.74	Interest Only	Unknown	Live	52,435.39	52,435.39	Interest Only	2	59,945.75	Tracker	86.96	1.75		Self-Employed	ND			40,000.00	0.00			Bungalow	1970	Freehold	0	N	1st	4,320.00	152			80,000.00	80,000.00	26-Aug-05	Physical	80,000.00	26-Aug-05	81,994.46	63.95	0	0	Other	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
833	12 months PH	A	B	A	✓	✗	✓		PAY.05 - Account in Credit - Payment Missed/Partial Payments: Direct Debit Rejected April and May 2017 Both payments paid on representation. Account in credit and no other issues in past 12 months		✗	✓	✓
INFO.08 - LPA Receiver Instructed: LPA Receiver Instructed 10 March 2008 Cease date 14 November 2012 on portfolio of accounts.  Conditions of cancellation - portfolio of properties will be handed back to the borrower when certain terms and conditions are met. Cease subject to - immediate lump sum to repay all mortgage arrears. Transfer of equity to add Borrower with effect from  September 2012 - account remains in sole name this decision was amended due to technicalities of transfer and separate agreement entered into. Portfolio Managers have chased for these Guarantees / Deeds.  However there is no evidence that these have been signed and deposited with Lender.   Reducing the term of the loan to 7 years which has been actioned.  Overpayments on account totalling 5887.50 agreed to be converted to capital repayment stated in note of 11 November 2013 however conversion not completed
																CLS	UFSS	Mortgage Express	Individual	105,250.00	2-Dec-05	300	29-Feb-20	Purchase	85	4.99	Interest Only	Unknown	Live	105,437.34	105,437.34	Interest Only	2	105,437.34	Tracker	175.73	1.75		Self-Employed				35,000.00				Terraced House	1900	Freehold	0	N	1st	7,200.00	136			125,000.00	124,000.00	4-Oct-05	Physical	72,000.00	21-Oct-11	92,690.18	113.75	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Term reduction	4-Feb-13	Term reduced to 7 years following overpayments.	N						Y	Templetons	10-Mar-08	Unknown
Loan Term reduced to 7 years as a result of LPA. Loan now maturing in 2 years. No action taken at the moment by Lender No details on file of contact with borrower regarding maturity of loan within 2 years
																																																																																																												✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
834	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Returned Mail received 22 November 2016 account marked Gone Away Last returned correspondence 4 May 2017 Last attempt to contact by telephone 8 May 2017 to obtain correct correspondence address. Account up to date and no other issues.			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.8.7dated 17 January 2005. Rate charged 4.74% for 3 years and rental income 500 pm. Gross loan 100114.00 and payments of 395.45 pm, giving coverage of 126.44%. Net loan 98600.00 and payments of 389.47pm, giving coverage of 128%. Underwriting discretion applied of 50 and rental coverage based on this discretion applied 141%.		CLS	UFSS	Mortgage Express	Individual	98,600.00	2-Dec-05	300	31-Dec-30	Purchase	85	4.74	Interest Only	Unknown	Live	101,574.83	101,574.83	Interest Only	2	101,574.83	Tracker	169.29	1.75		Employed				38,000.00				Flat or Apartment	1910	Feudal	0	N	1st	6,000.00	128			116,000.00	116,000.00	8-Sep-05	Physical	116,000.00	8-Sep-05	145,485.26	69.82	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP					7-Nov-14		Account brought up to date so no further action taken	0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
835	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	57,800.00	5-Dec-05	300	31-Dec-30	Remortgage	85	4.69	Interest Only	Unknown	Live	63,801.19	63,801.19	Interest Only	2	63,801.19	Tracker	106.34	1.75		Employed	ND			42,000.00	0.00			Terraced House	1900	Freehold	0	N	1st	3,960.00	146			68,000.00	68,000.00	26-Oct-05	Physical	75,000.00	8-Aug-08	76,296.67	83.62	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
836	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	50,000.00	5-Dec-05	300	31-Dec-30	Remortgage	84.75	5.24	Interest Only	Unknown	Live	59,241.70	59,241.70	Interest Only	2	59,241.70	Tracker	98.74	1.75		Employed	ND			38,200.00	0.00			Flat or Apartment	1884	Feudal	0	N	1st	4,500.00	172	5,400.00	158	59,000.00	59,000.00	23-Aug-05	Physical	70,000.00	28-Jun-06	77,920.79	76.03	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
837	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Returned Mail Account Marked Gone Away 24th June 2013 Latest note on file 8th May 2017. Appears no further action taken, however account up to date.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	5-Dec-05	300	31-Dec-30	Purchase	85	4.69	Interest Only	Unknown	Live	73,391.60	73,391.60	Interest Only	2	73,391.60	Tracker	122.32	1.75		Self-Employed				140,000.00				Terraced House	1905	Freehold	0	N	1st	4,980.00	147			85,000.00	85,000.00	21-Nov-05	Physical	85,000.00	21-Nov-05	84,238.49	87.12	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
838	12 months PH	A	B	A	✓	✗	✓
PAY.03 - New arrears >1mth in past 12mths: Previous arrears at 1 month in July 2016, Borrower made double payment and arrears cleared in full. Overpayments made in August and September 2016 and October 2016 payment missed, which brought the account to 72.70 in arrears - under 1 month due to the previous overpayments. Overpayment made in November 2016, which then brought the arrears down to 22.70. No payment made in December 2016 which took the arrears to over 1 month to 145.40. Borrower cleared all arrears in full in January 2017. Overpayments of 50 made for the following months, to June 2017 where payments adjusted back to CMS only. No further issues since December 2016. Reason for arrears due to tenants not paying.
											✗	✓	✓
INFO.04 - Reperforming case servicing notes: Account 2 months in historic arrears at August 2015. No payments were made in August or September 2015 and an Arrears Admin Fee of 40 was charged for each month. Although October 2015 was paid, the 40 Arrears Admin Fee was applied for that month as the account was still in arrears by 3 months. November and December 2016 were missed and the Arrears Admin 40 Fee was charged for these months. January 2016 was paid however, the account was at 5 months in arrears and therefore, the 40 Arrears Admin Fee was applied. 3 payments were made in February 2016 which brought the account down to 3 months in arrears, 40 Arrears Admin Fee was applied. A Direct Debit payment was returned unpaid in March 16 and therefore an Unpaid Direct Debit Fee of 6.50 was applied in addition to the 40 Arrears Admin Fee. 2 payments were made in April 2016, this took the arrears down to 3 months, the 40 Arrears Admin Fee was applied. 3 payments in May 2016 were made which brought the arrears down to just over 1 month in arrears and the Arrears Admin Fee of 40 was applied. A direct debit was returned unpaid in June 2016 therefore, the Unpaid Direct Debit Fee of 6.50 was applied in addition to the Arrears Admin Fee of 40. 2 payments were made in July 2016, the 40 Arrears Admin Fee was applied as the account was now just over 1 month in arrears. 2 payments were made in August 2016 which brought the account up to date and no fees were charged to the account. A direct debit was returned unpaid in September 2016, but made up via card payment, an Unpaid Direct Debit Fee of 6.50 was applied. October 2016 direct debit was returned unpaid and not made up however, no Unpaid Direct Debit Fee was charged to the account. The arrears at this point was less than 1 month at 72.70 and therefore, no Arrears Admin Fee was applied. An overpayment was made in November 2016, which brought the arrears balance to 22.70 and again , as this was less than 1 month, no Arrears Admin Fee was charged. December 2016 was missed. This took the account to just over 1 month in arrears. An Arrears Admin Fee was applied to the account 14 days later in January 2017. The account was brought back up to date in January and no further fees were applied until June 2017, where a 6.50 Unpaid Direct Debit Fee was applied. The payment was made up the same month via card payment. All collections activity appear appropriate and within policy however, the Unpaid Direct Debit Fee of 6.50 was not applied to the account in October 2016.
																CLS	UFSS	Mortgage Express	Individual	67,575.00	6-Dec-05	240	31-Dec-25	Remortgage	85	5.24	Interest Only	Unknown	Live	73,092.64	73,092.64	Interest Only	2	73,538.24	Tracker	121.98	1.75		Self-Employed				44,760.00				Semi Detached House	0	Freehold	0	N	1st	4,800.00	135.6			79,500.00	79,500.00	24-Oct-05	Physical	79,500.00	24-Oct-05	90,855.12	80.45	0	0	Card Payment	Paying	No Current Arrears	Unknown	ATP Active	ATP Additional	Unsupported	CMS plus 50	28-Sep-16		ATP of CMS plus 50 set up in September 2016 to clear arrears, fully performing with no issues. Account currently in credit by 445.60				0			None					N					None			Y	Solicitors instructed 4th June 2014, with eviction set for 10th July 2014. This was cancelled as Borrower cleared the arrears. No further litigation action taken since.					Y	Walker Singleton	9-Feb-08			✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
839	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	112,000.00	8-Dec-05	300	31-Dec-30	Remortgage	82.96	5.24	Interest Only	Investment	Live	112,020.88	112,020.88	Interest Only	2	112,020.88	Tracker	186.7	1.75		Self-Employed				88,000.00				Flat or Apartment	2005	Feudal	0	N	1st	7,800.00	133			165,000.00	135,000.00	26-Sep-05	Physical	135,000.00	26-Sep-05	161,753.36	69.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
840	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	80,750.00	9-Dec-05	240	31-Dec-25	Purchase	85	5.14	Interest Only	Unknown	Live	81,223.41	81,223.41	Interest Only	2	81,223.41	Tracker	135.37	1.75		Employed	ND			36,310.00	0.00			Flat or Apartment	1900	Feudal	0	N	1st	6,600.00	159			95,000.00	95,000.00	20-Oct-05	Physical	95,000.00	20-Oct-05	113,826.44	71.36	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
841	12 months PH	B	B	A	✗	✗	✓	RISK.16 - FAdv Rental Income not correctly assessed or not within criteria: Lending Policy v10.2 dated 21st May 2007. Net loan 131573 rate 5.24% for 3 years and payments of 326.50 pm, giving rental coverage of 105%. Coverage for this Further Advance should be 110% minimum. Using underwriters discretion the rental coverage still does not meet criteria.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: DD recalled July and August 2016 and paid upon representation later same month DD recalled in December 2016 and paid at the beginning of January 2016 resulting in arrears of 199.82 due to credit balance of 20.00 carried forward on account. Direct Debit recalled January 2016 and paid upon representation later the same month. No other issues in last 12 months		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	75,000.00	13-Dec-05	300	31-Dec-30	Remortgage	51.72	5.24	Repayment	Repayment	Live	131,652.96	131,652.96	Interest Only	2	131,652.96	Tracker	219.43	1.75		Self-Employed				82,200.00				Semi Detached House	1997	Leasehold	900	N	1st	5,400.00	137	7,200.00	105	145,000.00	145,000.00	5-Sep-05	Physical	240,000.00	29-May-07	140,553.99	93.67	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N			24-Apr-09	Pre 2009 Change on Repayment Method	Switch to Interest Only	24-Apr-09	Loan switched from Capital Repayment to Interest Only. No forbearance issue. No notes seen on file regarding modification	N						N					✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
842	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓		F/Adv. 26th October 2007, 31,185.	CLS	UFSS	Mortgage Express	Individual	140,250.00	14-Dec-05	300	31-Dec-30	Remortgage	85	4.69	Interest Only	Unknown	Live	174,145.96	174,145.96	Interest Only	2	174,145.96	Tracker	290.25	1.75		Employed				49,000.00				Terraced House	1900	Freehold	0	N	1st	9,000.00	134.77	10,200.00	132.26	165,000.00	165,000.00	24-Nov-05	Physical	205,000.00	24-Sep-07	260,156.11	66.94	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
843	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: DD Recall in July 2016 and paid on representation early in August 2016 resulting in account becoming one month in arrears. DD recall in August 2016 and overpayment of CMS plus 12.79 made by card at beginning of September 2016 bringing account up to date and in credit. Payment made late by card in October and included with payment for November. Account has since been up to date and Direct Debit mandate reinstated.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	95,200.00	15-Dec-05	300	31-Dec-30	Purchase	85	4.74	Interest Only	Unknown	Live	100,072.16	100,072.16	Interest Only	2	100,072.16	Tracker	166.79	1.75		Employed				30,860.00				Terraced House	1900	Freehold	0	N	1st	10,800.00	239			112,000.00	112,000.00	19-Sep-05	Physical	112,000.00	19-Sep-05	127,415.32	78.54	0	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None					N					None			Y	Court Order CMS+100 per month paid in full by 27 February 2012	CMS+100.00	11-May-11	27-Feb-12	SPO dated 11 May 2011 CMS+100 pounds with effect from 20 May 2011	N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
844	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	212,457.00	15-Dec-05	300	31-Dec-30	Purchase	81.71	4.99	Interest Only	Unknown	Live	212,918.28	212,918.28	Interest Only	2	212,918.28	Tracker	354.87	1.75		Employed				40,000.00				Flat or Apartment	2003	Feudal	0	N	1st	16,800.00	158			249,950.00	260,000.00	27-Jul-05	Physical	260,000.00	27-Jul-05	326,087.65	65.29	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
845	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	89,250.00	22-Dec-05	300	31-Dec-30	Remortgage	85	4.99	Interest Only	Unknown	Live	90,502.03	90,502.03	Interest Only	2	90,502.03	Tracker	150.84	1.75		Self-Employed				78,020.00				Semi Detached House	1920	Freehold	0	N	1st	5,940.00	131			105,000.00	105,000.00	23-Nov-05	Physical	105,000.00	23-Nov-05	120,097.91	75.36	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
846	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	106,207.00	22-Dec-05	300	31-Dec-30	Purchase	85	4.69	Interest Only	Unknown	Live	107,820.92	107,820.92	Interest Only	2	107,820.92	Tracker	179.7	1.75		Self-Employed				100,000.00				Flat or Apartment	2005	Leasehold	999	N	1st	8,340.00	165			124,950.00	124,950.00	9-Nov-05	Physical	124,950.00	9-Nov-05	151,325.65	71.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
847	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	83,300.00	5-Jan-06	240	31-Jan-26	Remortgage	81.67	4.74	Interest Only	Unknown	Live	84,566.97	84,566.97	Interest Only	2	84,566.97	Tracker	140.95	1.75		Employed				60,000.00				Flat or Apartment	2004	Feudal	0	N	1st	6,300.00	157			98,000.00	102,000.00	15-Sep-05	Physical	102,000.00	15-Sep-05	122,213.65	69.2	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
848	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Returned Mail 24 August 2016 Mail passed to Commercial Team No further action seen on file Account up to date and no issues			✓	✗	✓	MISS.25 - KYC Missing - Known: Know Your Customer documentation not on file and file checklist confirms that not available		CLS	UFSS	Mortgage Express	Individual	71,357.00	10-Jan-06	300	31-Jan-31	Purchase	85	4.69	Interest Only	Unknown	Live	72,446.63	72,446.63	Interest Only	2	72,446.63	Tracker	120.75	1.75		Self-Employed				140,000.00				Terraced House	1900	Freehold	0	N	1st	4,800.00	143			83,950.00	83,950.00	2-Dec-05	Physical	83,950.00	2-Dec-05	83,197.89	87.08	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
849	12 months PH	B	B	A	✗	✗	✓	RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v9.5 dated 24th May 2006. Net loan 89250 rate 5.74% for 3 years and payments of 427.08pm, giving rental coverage of 111%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
PAY.03 - New arrears >1mth in past 12mths: Direct Debit recall in June 2016 and no payment in July 2016 resulted in 2 months in arrears at the beginning of 12 months.  ATP set up with effect from August 2016 of CMS plus 50 pounds.  Overpayment in July 2016 in line with ATP.  DD Rejected  in September 2016 and May 2017 and paid upon representation following month. DD rejected in January and February 2017 with card payment in March 2017 of 424.00 clearing arrears in full. DD rejected  in June 2017 creating one month arrears at end of 12 month period.  ATP  broken in December 2016.  No further arrangements agreed due to Lender attempting to contact Borrower regularly with rare success. Reason for arrears business slow and tenants paying late.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	89,250.00	17-Jan-06	300	31-Jan-31	Remortgage	85	5.74	Interest Only	Unknown	Live	95,107.45	95,107.45	Interest Only	2	95,107.45	Tracker	158.23	1.75		Self-Employed	ND			35,000.00	0.00			Semi Detached House	1985	Freehold	0	N	1st	5,700.00	111			115,000.00	105,000.00	25-Oct-05	Physical	105,000.00	25-Oct-05	120,097.91	79.19	158.23	1	Direct Debit	Trying	Remain Static	Business Slow	No ATP	No Active ATP	No ATP								0			None					N					None			Y	Solicitors Instructed 14 December 2006 Warrant of Possession 25 April 2012 and ceased 3 May 2012	420.87	3-May-12	25-Jun-12	Arrears paid in full 25 June 2012	N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
850	12 months PH	B	A	A	✗	✓	✓	RISK.59 - Title - Other Title Issue: The borrower stated on the application form that the unexpired term of the lease was 80 years. The valuation report also states a lease term of 80 years, in addition the data shows However, the Land Registry documentation states that the lease was for a term of 99 years from September 1957 (expiring in 2056), which meant that the lease term at completion was 50 years. Although within criteria there appears to be a discrepancy between origination and current lease information.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	125,800.00	23-Jan-06	240	31-Jan-26	Remortgage	85	4.79	Interest Only	Unknown	Live	128,418.72	128,418.72	Interest Only	2	128,418.72	Tracker	214.04	1.75		Employed				38,500.00				Maisonette	1950	Leasehold	50	N	1st	9,000.00	147			148,000.00	148,000.00	10-Oct-05	Physical	148,000.00	10-Oct-05	256,595.77	50.05	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						Y	Templetons	17-Mar-09			✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
851	12 months PH	D	B	A	✗	✗	✓
RISK.36 - Borrower whereabouts unknown: Notes on file advise that contact lost with Borrowers since January 2017 Whereabouts unknown

RISK.10 - Actual Shortfall: This property forms part of large portfolio which has fallen into arrears and contact lost with directors. Formal demands have expired and approval of loss obtained. LPA receiver had been appointed March 2017. Tenants moved out and property. Forced sale completed for all properties in the portfolio and this one has been sold with net sale proceeds of 110,538 balance outstanding as at sale on 3 August 2017 192,273.02 shortfall 81,735.02. The decision was taken across the whole portfolio and made in line with policy due to the overall performance of the portfolio and the fact the security held is of high risk and in poor condition.

RISK.55 - Title - Other Charges: Final Charging Order in favour of Leeds City Council  Ref B3YP191 961.96 dated 28 January 2016

PAY.05 - Account in Credit - Payment Missed/Partial Payments: Direct Debit rejected June 2016 and paid on representation following month and included in August 2016 payment Unpaid Direct Debits in September and October 2016 and no payment made. Overpayments of CMS plus 200.00 made from June 2012 to date creating amount available for drawdown of 8589.75. No arrears in last 12 months as covered by overpayments since June 2012 under Choices. Lenders have lost contact with borrowers and proceedings have reached forced sale of property as at June 2017. File notes show that property was sold at auction with shortfall as at August 2017.
											✓	✗	✓	MISS.37 - Certificate of Incorporation - Known: Certificate of Incorporation not on file - known to Lender		CLS	UFSS	Mortgage Express	Ltd Company	195,500.00	24-Jan-06	300	31-May-19	Purchase	85	5.49	Interest Only	Unknown	Live	188,815.87	188,815.87	Interest Only	2	197,405.62	Tracker	344.17	1.75	03-Aug-2017	Other				80,000.00				Terraced House	1900	Freehold	0	N	1st	1,430.00	159			230,000.00	230,000.00	5-Dec-05	Physical	55,000.00	31-May-17	55,000.00	343.3	0	0	Direct Debit	Paying	No Current Arrears	Business Failed	No ATP	No Active ATP	No ATP								0			None					N					None			Y
Final Demand  24 January 2017 total Loss from portfolio assessed at 1.4 million pounds Wetherby Terrace  property repossessed and sold August 2017 forced sale price of 111000 Account closed  Property sold net sale proceeds 110,538.00 Loss of 81,735.02
																																																																																																							Y	Walker Morris	14-Mar-17	Possession	Loan now repossessed and closed August 2017	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓
852	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: KYC documents not seen on file for Borrower 2 who joined the loan in June 2008. Referred to Lender who advises that no ID found on their files or database for this Borrower. Referred 29 August 2017 and responded 30th August 2017		CLS	UFSS	Mortgage Express	Individual	270,000.00	24-Jan-06	300	31-Jan-31	Remortgage	60	5.35	Interest Only	Unknown	Live	338,003.15	338,003.15	Interest Only	2.99	338,003.15	Tracker	842.21	2.74		Employed	Other			65,000.00	0.00			Semi Detached House	1930	Freehold	0	N	1st	20,800.08	144	22,620.00	131	450,000.00	450,000.00	4-Jan-06	Physical	500,000.00	21-Jul-08	838,909.63	40.29	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		12-Jan-09			Rate Switch	12-Jan-09	Deal Rate Switch	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
853	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	60,000.00	27-Jan-06	240	31-Jan-26	Remortgage	60	4.74	Interest Only	Unknown	Live	60,924.35	60,924.35	Interest Only	2	60,924.35	Tracker	101.54	1.75		Employed				40,500.00				Flat or Apartment	1985	Leasehold	900	N	1st	6,000.00	208			100,000.00	100,000.00	18-Nov-05	Physical	100,000.00	18-Nov-05	102,818.58	59.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
854	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.22 - Offer Missing - Known: The offer of advance of 195,500 made in 2006, funds released the 27th January 2006, is present but page 1, including the name and address of the borrower, is missing.		CLS	UFSS	Mortgage Express	Individual	195,500.00	27-Jan-06	300	31-Jan-31	Remortgage	85	4.95	Interest Only	Unknown	Live	198,692.81	198,692.81	Interest Only	2	198,692.81	Tracker	331.16	1.75		Self-Employed				101,000.00				Terraced House	1960	Freehold	0	N	1st	13,200.00	134			230,000.00	230,000.00	30-Nov-05	Physical	230,000.00	30-Nov-05	398,763.70	49.83	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None										None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
855	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.8.7 dated 17 January 2006. Rate charged 4.99% for 2 years and rental income 460pm. Gross loan 86137 and payments of 358.19pm, giving coverage of 128%. Net loan 84830 and payments of 352.75pm, giving coverage of 130%. Underwriting discretion applied of net loan and rental coverage based on this discretion applied 130%.		CLS	UFSS	Mortgage Express	Individual	84,830.00	31-Jan-06	300	31-Jan-31	Purchase	84.96	4.99	Interest Only	Unknown	Live	86,396.61	86,396.61	Interest Only	2	86,396.61	Tracker	144	1.75		Employed	ND			36,000.00	0.00			Terraced House	1920	Leasehold	800	N	1st	5,520.00	128			99,850.00	99,850.00	15-Nov-05	Physical	193,000.00	23-Apr-07	113,028.83	76.44	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
856	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	112,200.00	31-Jan-06	300	31-Jan-31	Purchase	85	4.89	Interest Only	Unknown	Live	107,978.61	107,978.61	Interest Only	2	113,406.13	Tracker	180.17	1.75		Employed	ND			41,354.00	0.00			Flat or Apartment	1880	Leasehold	999	N	1st	7,200.00	129			132,000.00	132,000.00	19-Dec-05	Physical	132,000.00	19-Dec-05	114,609.45	94.21	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
857	12 months PH	A	B	A	✓	✗	✓		PAY.05 - Account in Credit - Payment Missed/Partial Payments: Direct Debit Rejected April May and June 2017 Both payments paid on representation. Account in credit and no other issues in past 12 months		✗	✓	✓
INFO.08 - LPA Receiver Instructed: LPA Receiver Instructed 10 March 2008 Cease date 14 November 2012 on portfolio of accounts.  Conditions of cancellation - portfolio of properties will be handed back to the borrower when certain terms and conditions are met. Cease subject to - immediate lump sum to repay all mortgage arrears. Transfer of equity to add Borrower with effect from  September 2012 - account remains in sole name. This decision was amended due to technicalities of transfer and separate agreement entered into. Portfolio Managers have chased for these Guarantees / Deeds. However there is no evidence that these have been signed and deposited with Lender.  Reducing the term of the loan to 7 years which has been actioned.  Overpayments on account totalling 2364.76 agreed to be converted to capital repayment stated in note of 11 November 2013
																CLS	UFSS	Mortgage Express	Individual	55,250.00	31-Jan-06	300	29-Feb-20	Remortgage	85	5.35	Interest Only	Unknown	Live	48,745.25	48,745.25	Interest Only	2	48,745.25	Tracker	81.24	1.75		Self-Employed				35,000.00				Terraced House	1910	Freehold	0	N	1st	4,800.00	150			65,000.00	65,000.00	18-Jan-06	Physical	36,000.00	4-Aug-11	44,702.98	109.04	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Term reduction	4-Feb-13	Term reduced to 7 years following overpayments.	N						Y	Templetons	10-Mar-08
Loan Term reduced to 7 years as a result of LPA. Loan now maturing in 2 years. No action taken at the moment by Lender No details on file of contact with borrower regarding maturity of loan within 2 years
																																																																																																												✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
858	12 months PH	B	A	A	✗	✓	✓	RISK.91 - App form incomplete/incorrect: Application Form on file signed by Borrower 1 but not signed by Borrower 2 RISK.30 - BKO / IVA Post-Completion: Note on file advising of Bankruptcy effective 21 June 2011 in the name of Borrower 1 in Wolverhampton County Court 117 of 2011. Latest enquiry from Trustees Grant Thornton 12 December 2016 requesting details. Account up to date and no issues.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	3-Feb-06	264	29-Feb-28	Purchase	85	4.74	Interest Only	Unknown	Live	73,412.28	73,412.28	Interest Only	2	73,412.28	Tracker	122.36	1.75		Employed	ND			78,000.00	0.00			Terraced House	1890	Freehold	0	N	1st	5,700.00	164			85,000.00	85,000.00	7-Sep-05	Physical	85,000.00	7-Sep-05	104,456.22	70.28	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
859	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	114,705.00	9-Feb-06	300	28-Feb-31	Purchase	85	4.99	Interest Only	Investment	Live	117,725.24	117,725.24	Interest Only	2	117,725.24	Tracker	196.21	1.75		Self-Employed				146,500.00				Maisonette	1900	Leasehold	82	N	1st	7,800.00	134			134,950.00	134,950.00	29-Nov-05	Physical	134,950.00	29-Nov-05	204,459.24	57.58	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						Y	Walker Singleton	4-Nov-08			✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
860	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	75,225.00	9-Feb-06	300	28-Feb-31	Purchase	85	4.99	Interest Only	Investment	Live	76,612.47	76,612.47	Interest Only	2	76,612.47	Tracker	127.69	1.75		Self-Employed				146,500.00				Flat or Apartment	1900	Leasehold	82	N	1st	5,400.00	142			88,500.00	88,500.00	24-Nov-05	Physical	88,500.00	24-Nov-05	138,382.43	55.36	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
861	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	83,562.00	10-Feb-06	300	28-Feb-31	Remortgage	83.56	4.94	Interest Only	Unknown	Live	81,432.25	81,432.25	Repayment	2	81,432.25	Tracker	567.89	1.75		Employed				80,000.00				Bungalow	2004	Freehold	0	N	1st	5,160.00	137.41			100,000.00	100,000.00	16-Nov-05	Physical	100,000.00	16-Nov-05	121,108.97	67.24	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N			21-Oct-16	IO to REP	Switch to Repayment	21-Oct-16	Account switched from Interest Only to Repayment. Payment history checked at the time of the switch and all ok. No payment issues since the change.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
862	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	110,500.00	10-Feb-06	300	28-Feb-31	Purchase	85	4.99	Interest Only	Unknown	Live	113,342.82	113,342.82	Interest Only	2	113,342.82	Tracker	188.91	1.75		Self-Employed				146,500.00				Bungalow	1970	Freehold	0	N	1st	7,200.00	129			130,000.00	130,000.00	19-Jan-06	Physical	130,000.00	19-Jan-06	199,032.50	56.95	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
863	12 months PH	B	A	A	✗	✓	✓	RISK.14 - Rental Income not correctly assessed or not within criteria: Lending policy v8.7 dated 17 January 2005. Rate charged 4.99% and rental income 500 pm. Gross loan 93161 and payments of 387.39, giving coverage of 129%. Net loan 91750 and payments of 381.52 giving coverage of 131%. Underwriting discretion applied.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	91,750.00	10-Feb-06	300	28-Feb-31	Purchase	84.99	4.99	Interest Only	Unknown	Live	93,180.51	93,180.51	Interest Only	2	93,180.51	Tracker	155.3	1.75		Employed	Other	Employed		40,000.00	0.00	40,000.00		Semi Detached House	2005	Freehold	0	N	1st	6,000.00	129			107,950.00	107,950.00	28-Jun-05	Physical	107,950.00	28-Jun-05	110,641.27	84.22	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
864	12 months PH	A	B	A	✓	✗	✓
PAY.05 - Account in Credit - Payment Missed/Partial Payments: The payment of 201.94 due for November 2016 was made by in full by bank payment and not direct debit.  Notes on the system indicate that the direct debit had been cancelled by the borrower at the bank.  In December 2016, no payment was made at all that month but a bank payment of 201.94 was made on 5 January 2017 - in respect of the December 2016 payment due.  The direct debit restarted on 30 January 2017 and has been paid in full each month since.  Since the account was in credit by 810 there are no arrears outstanding on this account, despite this missed payment in December 2016.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	80,750.00	21-Feb-06	300	28-Feb-31	Purchase	85	4.89	Interest Only	Unknown	Live	81,041.44	81,041.44	Interest Only	2.99	81,851.44	Tracker	201.93	2.74		Employed	Self-Employed			75,000.00	10,000.00			Semi Detached House	1950	Freehold	0	N	1st	6,000.00	149			95,000.00	95,000.00	25-Jan-06	Physical	95,000.00	25-Jan-06	95,068.75	85.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP										0			None					N		16-Jan-09			Rate Switch	16-Jan-09	The interest rate changed due to the expiry of the original fixed rate to a new fixed rate product, this expired on December 2010.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
865	12 months PH	B	A	A	✗	✓	✓	RISK.14 - Rental Income not correctly assessed or not within criteria: Lending policy v8.7 dated 17 January 2005. Rate charged 5.14% and rental income 700 pm. Gross loan 125984 and payments of 539.63pm giving coverage of 129%. Net loan 125500 and payments of 537.55, giving coverage of 130%. Underwriting discretion applied using the net loan in the rental coverage calculation and rental coverage based on this discretion applied 130%.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	125,500.00	17-Feb-06	240	28-Feb-26	Remortgage	82.03	5.14	Interest Only	Investment	Live	124,651.57	124,651.57	Interest Only	2	126,001.57	Tracker	208.51	1.75		Self-Employed				28,000.00				Terraced House	1930	Freehold	0	N	1st	8,400.00	129			153,000.00	153,000.00	13-Jan-06	Physical	153,000.00	13-Jan-06	234,245.94	53.21	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					N					None			N						N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
866	12 months PH	B	B	A	✗	✗	✓
RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v8.7 dated 17 January 2005. Net loan 340000 rate 5.24% and payments of 1484pm, giving rental coverage of 94%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.  The borrower stated on the application form that the rental income would be 2000pm whereas the valuation dated 23 August 2005 gave a rental valuation of 1400pm.  Were the rental figure of 2000pm achieved, the rental coverage would be 134% but there is no corroborating evidence on file that this was the rental achieved at origination.

RISK.30 - BKO / IVA Post-Completion: The system has a warning flag that the borrower was bankrupted in the High Court in 2012.  System note dated 12 March 2013.  No record of discharge from bankruptcy although the system notes no current details held.  The PMS notes also record the bankruptcy.  PMS notes state that the borrower informed the lender that the bankruptcy order was due to HMRC and was discharged.

RISK.50 - Other Borrower Risk: The PMS notes state that the borrower does not live in the UK - although a UK correspondence address is noted on the system - but lives in the US, visiting the UK periodically, in order to avoid tax.  The note also states that there is no risk to the loans since the property is in trust for the borrowers children.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: The borrower is making payments by card, the direct debit was stopped in July 2012 when the payment made on 2 July 2012 was rejected on 3 July 2012. Since then payments have been made by card. In July 2016 two monthly payments were made and no payment the following month, August 2016.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	340,000.00	20-Feb-06	264	29-Feb-28	Remortgage	85	5.24	Interest Only	Unknown	Live	340,786.42	340,786.42	Interest Only	2	340,786.42	Tracker	567.92	1.75		Self-Employed				250,000.00				Terraced House	2003	Freehold	0	N	1st	16,800.00	94			400,000.00	400,000.00	23-Aug-05	Physical	400,000.00	23-Aug-05	621,472.74	54.84	0	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP										0			None					N					None			N						N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
867	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	239,700.00	21-Feb-06	300	28-Feb-31	Remortgage	85	4.79	Interest Only	Unknown	Live	243,693.97	243,693.97	Interest Only	2	243,693.97	Tracker	406.16	1.75		Employed				86,000.00				Flat or Apartment	2005	Leasehold	125	N	1st	15,600.00	133			282,000.00	282,000.00	13-Jan-06	Physical	280,000.00	13-Mar-07	425,665.18	57.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP										0			None										None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
868	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: Proof of identity not seen.		CLS	UFSS	Mortgage Express	Individual	170,000.00	23-Feb-06	528	28-Feb-50	Remortgage	85	4.89	Interest Only	Unknown	Live	172,647.74	172,647.74	Interest Only	2	172,647.74	Tracker	287.75	1.75		Self-Employed				75,000.00				Flat or Apartment	2005	Leasehold	999	N	1st	10,392.00	128			200,000.00	200,000.00	20-Dec-05	Physical	200,000.00	20-Dec-05	346,751.04	49.79	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
869	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	55,650.00	28-Feb-06	300	28-Feb-31	Remortgage	69.56	5.44	Repayment	Repayment	Live	35,517.60	35,517.60	Repayment	2	35,517.60	Tracker	247.69	1.75		Employed				25,000.00				Terraced House	1915	Freehold	0	N	1st	4,200.00	138.7				80,000.00	5-Jul-05	Physical	80,000.00	5-Jul-05	82,254.86	43.18	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
870	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	63,750.00	28-Feb-06	180	28-Feb-21	Remortgage	85	5.44	Interest Only	Unknown	Live	63,797.33	63,797.33	Interest Only	2	63,797.33	Tracker	106.33	1.75		Self-Employed	ND			100,000.00	0.00			Terraced House	1970	Freehold		N	1st	5,580.00	160			75,000.00	75,000.00	9-Dec-05	Physical	75,000.00	9-Dec-05	65,119.01	97.97	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					N					None			N						N			Not known
No evidence of any action taken regarding impending maturity of loan, no notes on the system or on PMS indicating any exit strategy.  The property value has fallen since completion and the loan to value as calculated on the indexed property value is 98 per cent.
																																																																																																												✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
871	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	191,250.00	8-Mar-06	300	31-Mar-31	Purchase	85	4.99	Interest Only	Unknown	Live	194,194.30	194,194.30	Interest Only	2	194,194.30	Tracker	323.66	1.75		Self-Employed				70,000.00				Flat or Apartment	1900	Leasehold	125	N	1st	14,400.00	148			225,000.00	225,000.00	2-Feb-06	Physical	225,000.00	2-Feb-06	393,067.65	49.4	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP										0			None										None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
872	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	66,300.00	9-Mar-06	300	31-Mar-31	Remortgage	85	5.49	Interest Only	Unknown	Live	66,377.05	66,377.05	Interest Only	2	66,377.05	Tracker	110.63	1.75		Employed	ND			51,500.00	0.00			Bungalow	1976	Feudal	0	N	1st	6,000.00	165			78,000.00	78,000.00	3-Feb-06	Physical	78,000.00	3-Feb-06	96,216.30	68.99	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
873	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	80,750.00	14-Mar-06	120	31-Mar-19	Remortgage	85	5.35	Interest Only	Unknown	Live	69,108.41	69,108.41	Interest Only	2	69,108.41	Tracker	117.41	1.75		Self-Employed	ND			88,080.00	0.00			Terraced House	0	Freehold	0	N	1st	5,724.00	132.44			95,000.00	95,000.00	8-Feb-06	Physical	95,000.00	8-Feb-06	95,068.75	72.69	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					Y	16-Mar-17				Term Extension	16-Mar-17	Loan term extended due to impending loan maturity and following discussions with the borrowers and broker about exit strategy	N						N			The borrowers told the lender at the time the term extension was carried out in March 2017 that their intention was to remortgage their loan.
Original maturity date was March 2016, term extended in 2017 to expire in March 2019.  Discussions held with borrowers before term extension, borrowers stated they had involved their broker and discussed their overall portfolio.
																																																																																																												✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
874	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	56,650.00	14-Mar-06	240	31-Mar-26	Purchase	84.55	4.89	Interest Only	Unknown	Live	59,511.16	59,511.16	Interest Only	2	59,511.16	Tracker	99.19	1.75		Self-Employed	ND			28,000.00	0.00			Terraced House	1900	Freehold	0	N	1st	3,900.00	134			69,000.00	67,000.00	23-Feb-06	Physical	67,000.00	23-Feb-06	67,048.49	88.76	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
875	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	67,150.00	16-Mar-06	180	31-Mar-21	Remortgage	85	5.44	Interest Only	Unknown	Live	67,216.77	67,216.77	Interest Only	2	67,216.77	Tracker	112.03	1.75		Self-Employed	Other			100,000.00	0.00			Terraced House	0	Leasehold	800	N	1st	5,700.00	107			79,000.00	79,000.00	3-Nov-05	Physical	79,000.00	3-Nov-05	81,226.68	82.75	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			None identified	No record on the system of any action taken regarding maturity of the loan - due in 3 years 8 months	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
876	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	62,900.00	16-Mar-06	180	31-Mar-21	Remortgage	83.87	5.44	Interest Only	Unknown	Live	62,964.81	62,964.81	Interest Only	2	62,964.81	Tracker	104.94	1.75		Self-Employed	ND			100,000.00	0.00			Terraced House	1970	Leasehold	975	N	1st	5,400.00	157			74,000.00	75,000.00	21-Oct-05	Physical	75,000.00	21-Oct-05	77,113.93	81.65	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					N					None			N						N			None identified	None identified	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
877	12 months PH	B	B	A	✗	✗	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy order against Borrower 1 dated 28th April 2015. Lender has agreed to allow the mortgage to continue to be serviced by the borrower in view of acceptable LTV and external property inspection by agents. RISK.21 - Vulnerability - Physical health: File note dated 29th May 2015 - borrower 1 advises that borrower 2 in hospital with suspected heart attack. No vulnerable marker shown on system. No further notes on borrower 2 health.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: No payment received in July 2016. Payments made up to date August 2016 and satisfactory since then.		✓	✗	✓	MISS.21 - Application Missing - Known: Application form not on file and file checklist confirms not available. MISS.22 - Offer Missing - Known: Offer letter not on file and file checklist confirms that not available. MISS.28 - CoT Missing / Request for funds - Known: COT not on file and file checklist confirms not available.		CLS	UFSS	Mortgage Express	Individual	273,750.00	23-Mar-06	180	31-Mar-21	Remortgage	78.21	4.99	Interest Only	Unknown	Live	459,265.41	459,265.41	Interest Only	2	459,265.41	Tracker	765.49	1.75		Self-Employed	ND			75,000.00	0.00			Detached House	1866	Freehold	0	N	1st	17,760.00	130	27,600.00	120.5		350,000.00	14-Feb-06	Physical	570,000.00	11-Apr-08	664,638.30	69.1	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Not stated	Last review note 16th October 2015 and lender allowing loan to run to maturity on basis on LTV and satisfactory external inspection. Borrower 1 is bankrupt.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓
878	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: Proof of address only on file. No proof of identity. Referred to servicer and confirmed missing MISS.33 - Further advance documents missing - Known: Offer letter for further advance dated 4th July 2008 not on file and file checklist confirms not available. (Rental income not on file for further advance.)		CLS	UFSS	Mortgage Express	Individual	98,000.00	27-Mar-06	528	30-Sep-33	Remortgage	72.59	4.89	Interest Only	Unknown	Live	115,396.37	115,396.37	Interest Only	2	135,225.81	Tracker	192.46	1.75		Self-Employed				25,000.00				Flat or Apartment	1890	Feudal	0	N	1st	6,000.00	125.2				135,000.00	1-Feb-06	Physical	160,000.00	13-Jun-08	156,844.51	73.57	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓
879	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	63,750.00	29-Mar-06	120	31-Mar-19	Remortgage	85	5.35	Interest Only	Unknown	Live	52,511.78	52,511.78	Interest Only	2	52,511.78	Tracker	89.75	1.75		Self-Employed	ND			88,080.00	0.00			Terraced House	1905	Freehold	0	N	1st	412.00	145			75,000.00	75,000.00	3-Feb-06	Physical	80,000.00	13-May-08	79,482.67	66.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					Y	16-Mar-17				Term Extension	16-Mar-17	Loan term extended due to impending loan maturity and following discussions with the borrowers and broker about exit strategy	N						N			The borrowers told the lender at the time the term extension was carried out in March 2017 that their intention was to remortgage their loan.
Original maturity date was March 2016, term extended in 2017 to expire in March 2019.  Discussions held with borrowers before term extension, borrowers stated they had involved their broker and discussed their overall portfolio.
																																																																																																												✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
880	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	63,750.00	29-Mar-06	360	31-Mar-36	Remortgage	85	4.89	Interest Only	Unknown	Live	64,742.29	64,742.29	Interest Only	2	64,742.29	Tracker	107.91	1.75		Employed				22,000.00				Maisonette	1900	Freehold	0	N	1st	7,800.00	247			40,000.00	75,000.00	20-Feb-06	Physical	75,000.00	20-Feb-06	79,244.79	81.7	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
881	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: File records that proof of ID is not on file and not available.		CLS	UFSS	Mortgage Express	Individual	144,500.00	6-Apr-06	300	30-Apr-31	Remortgage	85	5.44	Repayment	Repayment	Live	92,658.06	92,658.06	Repayment	2	92,658.06	Tracker	639.41	1.75		Self-Employed	Self-Employed			50,000.00	50,000.00			Flat or Apartment	1900	Feudal	0	N	1st	11,400.00	145			170,000.00	170,000.00	20-Feb-06	Physical	170,000.00	20-Feb-06	209,702.19	44.19	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
882	12 months PH	A	A	B	✓	✓	✗			COLL.02 - Contact and communication with borrowers not correctly conducted: The application form dated 9 March 2006 records the applicants work telephone number and includes a question whether or not the lender can contact the applicant at work. This borrower specifically stated no to contact at work, but the lender nevertheless telephoned the borrower on 4 April 2017 (no answer but attempted contact recorded on the system.)	✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	76,500.00	6-Apr-06	180	30-Apr-21	Purchase	85	5.14	Interest Only	Unknown	Live	76,990.78	76,990.78	Interest Only	2	76,990.78	Tracker	128.32	1.75		Employed				37,431.00				Flat or Apartment	1950	Feudal	0	N	1st	5,400.00	136			100,115.00	90,000.00	26-Jan-06	Physical	90,000.00	26-Jan-06	118,709.50	64.86	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			None known	No action recorded on the lender's system regarding loan maturity.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
883	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	63,750.00	12-Apr-06	240	30-Apr-26	Remortgage	85	5.49	Interest Only	Unknown	Live	63,790.54	63,790.54	Interest Only	2	63,790.54	Tracker	106.32	1.75		Self-Employed				25,000.00				Terraced House	1900	Freehold	0	N	1st	4,620.00	132			80,000.00	75,000.00	8-Feb-06	Physical	75,000.00	8-Feb-06	84,741.16	75.28	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
884	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.8.7 dated 17 January 2005. Rate charged 5.17% for 3 years (1.75% above Bank of England Base Rate - at the time of the offer 4.5% - discounted by 1.08% for three years) and rental income 900pm. Gross loan 160984 and payments of 693.57pm, giving coverage of 129%. Net loan 160500 and payments of 691.48pm, giving coverage of 130%. Underwriting discretion applied by calculating rental coverage using net not gross loan and rental coverage based on this discretion applied 130%.		CLS	UFSS	Mortgage Express	Individual	160,500.00	12-Apr-06	300	30-Apr-31	Purchase	68.3	5.17	Interest Only	Unknown	Live	161,181.45	161,181.45	Interest Only	2	161,181.45	Tracker	268.64	1.75		Self-Employed				45,000.00				Terraced House	1920	Leasehold	9913	N	1st	10,800.00	129			235,000.00	235,000.00	29-Dec-05	Physical	235,000.00	29-Dec-05	241,623.66	66.71	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
885	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,207.00	21-Apr-06	300	30-Apr-31	Purchase	84.95	4.89	Interest Only	Investment	Live	73,331.28	73,331.28	Interest Only	2	73,331.28	Tracker	122.22	1.75		Employed	ND			89,500.00	0.00			Semi Detached House	1946	Freehold	0	N	1st	5,400.00	152.9			84,950.00	85,000.00	22-Mar-06	Physical	85,000.00	22-Mar-06	85,061.52	86.21	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
886	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	58,000.00	21-Apr-06	240	30-Apr-26	Remortgage	68.24	5.49	Interest Only	Endowment	Live	58,039.98	58,039.98	Interest Only	2	58,039.98	Tracker	96.73	1.75		Employed	ND			24,000.00	0.00			Terraced House	1955	Freehold	0	N	1st	4,200.00	131.9				85,000.00	17-Jan-06	Physical	85,000.00	17-Jan-06	73,801.54	78.64	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
887	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	50,000.00	27-Apr-06	300	30-Apr-31	Remortgage	79.37	4.89	Interest Only	Unknown	Live	50,789.61	50,789.61	Interest Only	2	50,789.61	Tracker	84.65	1.75		Self-Employed				130,000.00				Flat or Apartment	1910	Leasehold	999	N	1st	3,900.00	157.04			63,000.00	63,000.00	9-Feb-06	Physical	63,000.00	9-Feb-06	63,045.59	80.56	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
888	12 months PH	B	A	A	✗	✓	✓
RISK.61 - Ground Rent Debited: Letter dated 14 May 2007 to the borrower in respect of correspondence from the freeholder to the lender about unpaid ground rent of 800.13.  The lender explained to the borrower that this would not automatically be paid unless for example the borrower requested payment be made by the lender from the mortgage account.  Ground rent totalling 1520 was paid on 10 October 2008 by debiting the main account (no sub account created) and the system note dated 10 October 2008 records that this was done at the borrowers request.  No copy correspondence sent to the borrower at this time has been produced, however, no annual fee/charge debited to the account in respect of ground rent since the initial payment made.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	135,150.00	28-Apr-06	240	30-Apr-26	Remortgage	85	4.89	Interest Only	Unknown	Live	143,997.66	143,997.66	Interest Only	2	143,997.66	Tracker	240	1.75		Employed				38,500.00				Flat or Apartment	1996	Leasehold	80	N	1st	10,200.00	152	9,600.00	136	159,000.00	159,000.00	3-Feb-06	Physical	170,000.00	6-Jul-07	238,076.30	60.48	0	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
889	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	85,000.00	28-Apr-06	240	30-Apr-26	Purchase	85	5.09	Interest Only	Unknown	Live	85,637.52	85,637.52	Interest Only	2	85,637.52	Tracker	142.73	1.75		Employed	ND			30,000.00	30,000.00			Flat or Apartment	1900	Feudal	0	N	1st	5,700.00	130			103,000.00	100,000.00	6-Mar-06	Physical	100,000.00	6-Mar-06	123,354.23	69.42	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
890	12 months PH	C	A	A	✗	✓	✓	RISK.41 - Complaint (not PPI): Complaint flag refers to complaint logged 24 June 2016, resolved 29 July 2016. No details found.			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.8.7 dated 17 January 2005. Rate charged 5.14% for 3 years and rental income 475pm. Gross loan 85634 and payments of 366.80pm, giving coverage of 129%. Net loan 85000 and payments of 364.08pm, giving coverage of 130%. Underwriting discretion applied using the net loan in calculation of rental coverage and rental coverage based on this discretion applied 130%.		CLS	UFSS	Mortgage Express	Individual	85,000.00	28-Apr-06	300	30-Apr-31	Remortgage	62.96	5.14	Interest Only	Unknown	Live	85,799.62	85,799.62	Interest Only	2	85,799.62	Tracker	143	1.75		Employed				48,000.00				Terraced House	1930	Leasehold	800	N	1st	5,700.00	129			135,000.00	135,000.00	5-Apr-06	Physical	135,000.00	5-Apr-06	115,989.38	73.97	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
891	12 months PH	B	B	A	✗	✗	✓
RISK.59 - Title - Other Title Issue: The application form states that the property is leasehold and the unexpired term of the lease is 70 years.  The valuation report states the property is leasehold but gives an unexpired lease term of 0 years.  The system states a lease term of 999 years.  However, the Land Registry extract confirms that the lease was created in June 1967 for a term of 99 years, which expires therefore in June 2066.  The loan matures in 2031, meaning that at maturity, the unexpired lease term at that time will be only 35 years. although within criteria the system and current information differs considerably and may have an affect on the value

RISK.45 - Legal Dispute / Insurance Claim: PMS notes record that there is a dispute between the two directors of the borrowers limited company stating that the second directors spouse has been sentenced to a lengthy period of imprisonment and the first director states is having difficulty in working with the second director.  PMS note dated September 2014 records details of dispute and that a new director had been appointed to the board of the borrowers company.  Ongoing discussions with the lender confirm that the first director of the borrowing company was seeking to transfer half of the properties in this portfolio to a new company.  This was refused by the lender on 15 December 2016.  Subsequent meetings with the lender and the second director indicate that the second director is in an ongoing dispute with the borrower company.  The lender requested on 20 April 2017 that the new director sign a guarantee, no record that this has been done.  All properties were then revalued and significant downvaluation of many properties in the portfolio identified.  The first director raised a complaint on 15 December 2016, apparently resolved, since no ongoing record of this complaint has been identified on the system. Due to the dispute between the directors, the lender has recorded on PMS that various Companies House searches carried out on 18 December 2014 and 15 March 2016.  As a result of the March 2016 search, the correspondence address was updated.

PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit payment 177.94 paid on 29 March 2016 was returned unpaid on 30 March 2016.  A bank payment of 177.94 was made on 31 March 2016 to bring the account up to date and therefore no arrears accrued.  Arrears have not increased by more than 1 month in the last 12 months.

The current LTV is 136% due to a significantly reduced valuation of 70000 dated 28 April 2017.  Should the property be sold while the valuation is this low, a significant shortfall will arise.  The system notes there are Consolidation rights relating this account and the borrower holds a number of accounts with the lender.  PMS note dated 18 May 2017 states that a number of properties - revalued due to a requested change in directors of the borrower company - are in negative equity and the overall portfolio is over 85% Loan to Value.
											✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.8.7 dated 17 January 2005. Rate charged 5.24% for 3 years and rental income 525pm. Gross loan 94285 and payments of 411.71pm, giving coverage of 127%. Net loan 93500 and payments of 408pm, giving coverage of 128%. Underwriting discretion applied of increasing the rental income as stated on the valuation report by 50 and rental coverage based on this discretion applied 139%.		CLS	UFSS	Mortgage Express	Ltd Company	93,500.00	3-May-06	300	31-May-31	Remortgage	85	5.24	Interest Only	Unknown	Live	95,509.33	95,509.33	Interest Only	2	95,509.33	Tracker	158.83	1.75		Self-Employed				88,000.00				Flat or Apartment	1960	Leasehold	60	N	1st	6,300.00	127			120,000.00	110,000.00	10-Mar-06	Physical	70,000.00	28-Apr-17	70,000.00	136.44	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
892	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	231,200.00	5-May-06	240	31-May-26	Remortgage	85	4.99	Interest Only	Unknown	Live	296,504.79	296,504.79	Interest Only	2	296,504.79	Tracker	494.18	1.75		Self-Employed				122,000.00				Flat or Apartment	1890	Feudal	0	N	1st	16,200.00	138	19,200.00	130	272,000.00	272,000.00	15-Feb-06	Physical	350,000.00	30-Jul-07	335,641.75	88.34	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
893	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	202,300.00	10-May-06	300	31-May-31	Purchase	85	4.99	Interest Only	Unknown	Live	205,371.81	205,371.81	Interest Only	2	205,371.81	Tracker	342.29	1.75		Employed				62,000.00				Flat or Apartment	2001	Leasehold	99	N	1st	14,400.00	140			238,000.00	238,000.00	27-Mar-06	Physical	238,000.00	27-Mar-06	250,762.55	81.9	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
894	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	85,000.00	15-May-06	300	31-May-31	Purchase	85	4.99	Interest Only	Unknown	Live	86,308.70	86,308.70	Interest Only	2	86,308.70	Tracker	143.85	1.75		Employed				32,500.00				Terraced House	2006	Freehold	0	N	1st	5,700.00	134.4			100,000.00	0.00	3-Mar-06	Physical	0.00	3-Mar-06	112,988.21	76.39	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
895	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.33 - Further advance documents missing - Known: Further advance offer letters dated 24th August 2007 and 26th February 2008 are not on file and file checklist confirms that not available. Valuation for further advance 26th February 2008 also not on file and confirmed by file checklist.		CLS	UFSS	Mortgage Express	Individual	66,300.00	15-May-06	240	31-May-26	Remortgage	85	5.35	Interest Only	Unknown	Live	74,559.44	74,559.44	Interest Only	2	76,744.12	Tracker	124.76	1.75		Self-Employed	ND			47,000.00	0.00			Terraced House	1970	Feudal	0	N	1st	5,700.00	160.7				78,000.00	16-Feb-06	Physical	88,000.00	3-Aug-07	86,185.36	86.51	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
896	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	16-May-06	180	31-May-21	Remortgage	85	5.39	Interest Only	Unknown	Live	72,284.38	72,284.38	Interest Only	2	72,284.38	Tracker	120.48	1.75		Self-Employed				151,000.00				Terraced House	1960	Freehold	0	N	1st	5,160.00	132.7			90,000.00	85,000.00	28-Mar-06	Physical	75,000.00	15-Feb-08	68,953.62	104.83	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Unknown.	No record on the system of any action taken regarding maturity of the loan - due in 3 years and 10 months	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
897	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	97,750.00	15-May-06	300	31-May-31	Remortgage	85	5.39	Interest Only	Unknown	Live	98,487.11	98,487.11	Interest Only	2	98,487.11	Tracker	164.15	1.75		Self-Employed				30,000.00				Flat or Apartment	2002	Feudal	0	N	1st	7,200.00	136.6				115,000.00	30-Jan-06	Physical	115,000.00	30-Jan-06	141,857.37	69.43	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
898	12 months PH	A	B	A	✗	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payment due 30th January 2017 paid 31st January 2017 by card. Payments made by direct debit since then.		✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v 8.7 dated 17th January 2005. Rate charged 4.99% for 5 years and rental income 600pm. Gross loan 123357 and payments of 512.93pm, giving coverage of 117%. Net loan 121500 and payments of 505.23 pm, giving coverage of 118.7%. Underwriting discretion applied of 50 additional rental income per month and rental coverage based on this discretion applied 128.6%.		CLS	UFSS	Mortgage Express	Individual	121,500.00	23-May-06	300	31-May-31	Remortgage	84.97	4.99	Interest Only	Unknown	Live	123,519.26	123,519.26	Interest Only	2	123,519.26	Tracker	205.87	1.75		Self-Employed				93,340.00				Semi Detached House	2006	Freehold	0	N	1st	7,200.00	118.7				140,000.00	6-Apr-06	Physical	140,000.00	6-Apr-06	155,527.40	79.42	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
899	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: File shows CST BTL campaign calls 4th April 2017 and 11th April 2017.		CLS	UFSS	Mortgage Express	Individual	66,000.00	31-May-06	180	31-May-21	Purchase	70.21	4.99	Interest Only	Unknown	Live	43,818.30	43,818.30	Interest Only	2	51,660.58	Tracker	73.65	1.75		Self-Employed				25,000.00				Flat or Apartment	2004	Feudal	0	N	1st	5,100.00	154.9			94,000.00	94,000.00	8-Mar-06	Physical	94,000.00	8-Mar-06	115,952.98	37.79	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Not stated	No specific action shown on file - borrower has been consistently overpaying for the last 3 years.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
900	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: File notes show CST BTL campaign calls 25th May 2017, 30th May 2017 and 5th June 2017.		CLS	UFSS	Mortgage Express	Individual	63,000.00	31-May-06	240	31-May-26	Remortgage	84	5.39	Interest Only	Unknown	Live	63,034.38	63,034.38	Interest Only	2	63,034.38	Tracker	105.06	1.75		Self-Employed	ND			75,000.00	0.00			Flat or Apartment	1986	Feudal	0	N	1st	4,200.00	123.7			0.00	75,000.00	11-Apr-06	Physical	75,000.00	11-Apr-06	83,486.56	75.5	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
901	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.33 - Further advance documents missing - Known: Valuation for further advance 30th April 2007 not on file and file checklist confirms as not available.		CLS	UFSS	Mortgage Express	Individual	184,450.00	1-Jun-06	240	30-Jun-26	Purchase	85	5.17	Interest Only	Unknown	Live	317,846.82	317,846.82	Interest Only	2	317,846.82	Tracker	529.75	1.75		Self-Employed	ND			128,000.00	0.00			Terraced House	1900	Freehold	0	N	1st	16,560.00	172			217,000.00	217,000.00	24-Mar-06	Physical	375,000.00	5-Mar-07	352,090.40	90.27	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
902	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓
INFO.04 - Reperforming case servicing notes: Account went 2 months in arrears in September 2014. Arrears Admin Fees of 40 were charged in September and October 2014, until the account was brought back up to date. Account fell into 2 months arrears again in January 15, an Arrears Admin Fee of 40 was charged in January and March 2015, with an additional 2.50 Buy to Let Phone charge being applied in April 2015 and an Unpaid Direct Debit charge of 7.50 being charged in February 2015. Direct debits were returned unpaid in July, August and December 2015 and an Unpaid Direct Debit fee of 7.50 was applied to the account for July and August 2015, and a reduced amount of 6.50 applied in December 2015. The account fell 1 month in arrears in January 2016 and a 40 Arrears Admin Fee was applied in January, February, March and April 2016. In addition to this, Unpaid Direct Debit fees were also applied in February, March, April and May 2016. The account was brought up to date in May 2016. . All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.
																CLS	UFSS	Mortgage Express	Individual	59,500.00	8-Jun-06	300	30-Jun-31	Remortgage	85	5.45	Interest Only	Unknown	Live	60,724.71	60,724.71	Interest Only	2	60,724.71	Tracker	101.21	1.75		Employed	ND			25,000.00	0.00			Flat or Apartment	0	Leasehold	99	N	1st	4,800.00	147.93			70,000.00	70,000.00	15-May-06	Physical	70,000.00	15-May-06	67,651.58	89.76	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						Y	Martin Clarke	17-Feb-15			✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
903	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	50,000.00	9-Jun-06	300	30-Apr-19	Purchase	33.78	5.24	Repayment	Repayment	Live	1,494.32	1,494.32	Repayment	2	15,539.91	Tracker	69.23	1.75		Employed				12,194.00				Semi Detached House	1900	Freehold	0	N	1st	6,600.00	252			148,000.00	148,000.00	31-Mar-06	Physical	148,000.00	31-Mar-06	178,777.07	0.84	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								3	5/1/2014	Holiday	None					N					None			N						N			Repayment mortgage	Repayment mortgage that had reduced satisfactorily.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
904	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	62,500.00	12-Jun-06	300	30-Jun-31	Remortgage	76.22	5.39	Interest Only	Unknown	Live	69,931.49	69,931.49	Interest Only	2	69,931.49	Tracker	116.55	1.75		Self-Employed	ND			32,500.00	0.00			Flat or Apartment	1925	Feudal	0	N	1st	5,400.00	160.2	5,400.00	143.65	82,000.00	82,000.00	15-May-06	Physical	82,000.00	15-May-06	91,278.64	76.61	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
905	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.21 - Application Missing - Known: Application form not on file and marked as missing on File Build Checklist. MISS.25 - KYC Missing - Known: KYC not on file and marked as missing on File Build Checklist. MISS.22 - Offer Missing - Known: Offer not on file and marked as missing on File Build Checklist. MISS.28 - CoT Missing / Request for funds - Known: CoT not on file and marked as missing on File Build Checklist.		CLS	UFSS	Mortgage Express	Individual	63,750.00	14-Jun-06	300	30-Jun-31	Purchase	85	4.89	Interest Only	Unknown	Live	65,016.59	65,016.59	Interest Only	2	65,016.59	Tracker	108.36	1.75		Self-Employed				65,000.00				Terraced House	1960	Freehold	0	N	1st	5,100.00	161.09			75,000.00	75,000.00	25-May-06	Physical	80,000.00	24-Jul-07	81,245.24	80.03	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓
906	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	212,500.00	19-Jun-06	300	30-Jun-31	Remortgage	85	4.74	Interest Only	Unknown	Live	215,736.60	215,736.60	Interest Only	2	215,736.60	Tracker	359.57	1.75		Self-Employed				30,400.00				Flat or Apartment	1900	Leasehold	108	N	1st	13,200.00	129.09			250,000.00	250,000.00	16-Dec-05	Physical	250,000.00	16-Dec-05	433,438.80	49.77	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
907	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: System notes dated 21st March 2017 and 27th March 2017 state Buy to Let Campaign phone calls were made to the borrower. No successful contact was made and there is no further evidence of any contact regarding this since then.		CLS	UFSS	Mortgage Express	Individual	51,500.00	20-Jun-06	180	31-Aug-34	Purchase	67.76	5.39	Repayment	Repayment	Live	51,372.43	51,372.43	Repayment	2	51,372.43	Tracker	294.84	1.75		Employed				94,300.00				Flat or Apartment	1968	Feudal	0	N	1st	5,520.00	190.8	5,280.00	131.9	75,000.00	76,000.00	2-May-06	Physical	88,000.00	6-Mar-08	84,270.13	60.96	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y	14-Aug-09				Term Extension	14-Aug-09	Loan term extended to 25 years from original term of 15 years. Deed of variation on file.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
908	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	75,000.00	22-Jun-06	300	30-Jun-31	Remortgage	78.95	4.89	Interest Only	Unknown	Live	76,164.52	76,164.52	Interest Only	2	76,164.52	Tracker	126.94	1.75		Self-Employed				130,000.00				Terraced House	1900	Freehold	0	N	1st	7,560.00	202.99			95,000.00	95,000.00	13-Mar-06	Physical	95,000.00	13-Mar-06	91,812.86	82.96	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
909	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	246,000.00	23-Jun-06	300	30-Jun-31	Remortgage	84.83	4.89	Interest Only	Unknown	Live	249,848.08	249,848.08	Interest Only	2	249,848.08	Tracker	416.42	1.75		Employed				25,362.00				Flat or Apartment	2006	Leasehold	125	N	1st	15,300.00	125.29			290,000.00	290,000.00	12-Jun-06	Physical	290,000.00	12-Jun-06	364,949.41	68.46	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
910	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	76,500.00	26-Jun-06	300	30-Jun-31	Remortgage	85	4.79	Interest Only	Unknown	Live	77,708.57	77,708.57	Interest Only	2	77,708.57	Tracker	129.52	1.75		Employed				47,400.00				Maisonette	1900	Leasehold	125	N	1st	6,000.00	161.24			90,000.00	90,000.00	1-Jun-06	Physical	90,000.00	1-Jun-06	131,248.68	59.21	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
911	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.33 - Further advance documents missing - Known: Further Advance Valuation missing. File Build checklist states valuation is missing.		CLS	UFSS	Mortgage Express	Individual	72,250.00	26-Jun-06	300	30-Jun-31	Purchase	85	4.95	Interest Only	Unknown	Live	88,858.09	88,858.09	Interest Only	2	88,858.09	Tracker	148.1	1.75		Self-Employed	ND			60,000.00	0.00			Terraced House	1900	Freehold	0	N	1st	7,020.00	193.12			85,000.00	85,000.00	28-Apr-06	Physical	105,000.00	3-Oct-07	107,238.13	82.86	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
912	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	73,525.00	28-Jun-06	300	30-Jun-31	Remortgage	85	4.99	Interest Only	Unknown	Live	85,251.51	85,251.51	Interest Only	2	85,251.51	Tracker	142.09	1.75		Self-Employed				73,000.00				Semi Detached House	1985	Freehold	0	N	1st	4,800.00	154.6			86,500.00	86,500.00	17-May-06	Physical	100,000.00	6-May-08	113,360.26	75.2	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
913	12 months PH	C	B	A	✗	✗	✓
RISK.21 - Vulnerability - Physical health: System note dated 19th August 2015 states borrower lives at home with his disabled mother who he cares for. Further note dated 29th September 2016 states Borrowers mother who is aged 92 has been in hospital in a serious but stable condition and the borrower is having to spend  time to deal with her care finances and supervision. No further information available regarding this matter.

RISK.79 - Other Loan Risk: System note dated 27th June 2017 states that the property is sublet via an agency to vulnerable adults which is a breach of the mortgage Terms and Conditions. Lender has advised the trustee in bankruptcy that they have given them until the 31st August 2017 to provide definitive plans on the sale of the properties, assuming loan stays up to date, before considering LPA or possession. No further system information available.

RISK.30 - BKO / IVA Post-Completion: Bankruptcy notice received 19th October 2016. Bankruptcy registered 22nd January 2016 reason unknown. Note 27th June 2017 states that the trustee in bankruptcy has updated the property valuations and the portfolio appears to be in negative equity and it is likely that the trustee will disclaim the interest in the properties. The loan was up to date prior to the bankruptcy. The loan is showing three months arrears at the point of data cut off at the end of June 2017 but a system note dated 5th July 2017 states the arrears have now been cleared in full. No further action taken and there are no further notes regarding any arrears issues.
									PAY.03 - New arrears >1mth in past 12mths: Direct Debit October 2016 returned unpaid reason unknown. Bank payment made 14th November 2016 to clear arrears. Further payments missed April 2017, May 2017 and June 2017. System note dated 9th June 2017 states the reason for non payment is due to the borrower reopening his bank account and that all arrears will be cleared once this has happened. further system note dated 5th July 2017 states arrears cleared in full. No further arrears notes since then.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	127,500.00	30-Jun-06	300	30-Jun-31	Purchase	85	5.19	Interest Only	Unknown	Live	155,141.76	155,141.76	Interest Only	2	155,141.76	Tracker	257.21	1.75		Self-Employed				30,000.00				Terraced House	1900	Freehold	0	N	1st	12,000.00	180.65	17,160.00	216.82	150,000.00	150,000.00	25-Apr-06	Physical	180,000.00	29-Jan-07	198,531.91	78.14	771.55	2	Direct Debit	Paying	Decrease	Reduced Income	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
914	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	60,987.00	30-Jun-06	180	30-Jun-21	Purchase	84.7	5.29	Interest Only	Unknown	Live	61,476.72	61,476.72	Interest Only	2	61,476.72	Tracker	102.46	1.75		Employed	Other			235,000.00	0.00			Flat or Apartment	1997	Feudal	0	N	1st	5,100.00	156.83			71,750.00	72,000.00	12-May-06	Physical	72,000.00	12-May-06	88,815.05	69.22	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No exit strategy present at this time	No lender action taken at this time due to the type of loan being Buy to Let. Term remaining 4 years	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
915	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	121,125.00	30-Jun-06	300	30-Jun-31	Remortgage	85	4.89	Interest Only	Unknown	Live	122,984.56	122,984.56	Interest Only	2	122,984.56	Tracker	204.98	1.75		Employed				80,000.00				Flat or Apartment	2005	Leasehold	124	N	1st	7,500.00	125			142,500.00	142,500.00	26-May-06	Physical	142,500.00	26-May-06	150,141.44	81.91	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
916	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: Ground Rent and Service Charges debited to the account as follows: 438.51 - Ground Rent 22nd February 2010 1023.88 - Service Charge 19th February 2010 30.00 - Ground Rent 23rd April 2009 1594.01 - Service Charge 23rd April 2009 438.51 - Ground Rent 2nd September 2008			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	147,007.00	30-Jun-06	300	30-Jun-31	Remortgage	85	4.79	Interest Only	Unknown	Live	152,513.72	152,513.72	Interest Only	2	152,513.72	Tracker	254.39	1.75		Self-Employed				50,000.00				Flat or Apartment	2006	Leasehold	124	N	1st	9,000.00	125.89			172,950.00	172,950.00	13-Jun-06	Physical	172,950.00	13-Jun-06	252,216.22	60.47	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
917	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: Telephone call made to Borrower 3rd April 2017 under the heading Buy to Let Campaign to discuss the Borrowers Repayment Plan. As the loan is on a repayment basis no further action was required.		CLS	UFSS	Mortgage Express	Individual	50,000.00	3-Jul-06	180	31-Jul-21	Remortgage	52.63	5.45	Repayment	Repayment	Live	15,898.39	15,898.39	Repayment	2	15,898.39	Tracker	338.15	1.75		Employed				18,000.00				Terraced House	1955	Freehold	0	N	1st	5,196.00	190.53			100,000.00	95,000.00	24-Apr-06	Physical	95,000.00	24-Apr-06	81,622.16	19.48	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Loan is on a Repayment basis and will be repaid in full by the time redemption is due to take place.	Telephone call made to Borrower 3rd April 2017 to confirm the Borrower's Repayment Plan.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
918	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	90,950.00	3-Jul-06	180	31-Jul-21	Purchase	85	4.99	Interest Only	Unknown	Live	92,345.35	92,345.35	Interest Only	2	92,345.35	Tracker	153.91	1.75		Self-Employed	ND			40,000.00	0.00			Flat or Apartment	1990	Leasehold	80	N	1st	5,940.00	128.89			107,000.00	107,000.00	25-Apr-06	Physical	107,000.00	25-Apr-06	156,040.10	59.18	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No exit strategy known at this moment in time	No contact made with Borrowers yet due to the type of loan being Buy to Let	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
919	12 months PH	A	A	A	✗	✓	✓				✓	✗	✓
RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v9.4 dated May 2006. Rate charged 5.35% for 5 years and rental income 475pm. Gross loan 94,894 and payments of 423.07pm, giving coverage of 112.27%. Net loan 93,458 and payments of 416.66pm, giving coverage of 114%. Underwriting discretion applied by increasing the rental figure by 50 pounds per month from the figure on the valuation report. Rental coverage based on this discretion applied 124.09% which makes the rental coverage acceptable due to the initial loan product chosen being for a period of 5 years.

MISS.25 - KYC Missing - Known: KYC not on file and noted as missing on File Build Checklist.
																CLS	UFSS	Mortgage Express	Individual	93,458.00	3-Jul-06	360	31-Jul-36	Purchase	74.77	5.35	Interest Only	Unknown	Live	94,678.20	94,678.20	Interest Only	2	94,678.20	Tracker	157.8	1.75		Self-Employed	ND			20,306.00	0.00			Semi Detached House	2004	Feudal	0	N	1st	5,700.00	112.27			125,000.00	125,000.00	23-May-06	Physical	125,000.00	23-May-06	139,144.27	68.04	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
920	12 months PH	B	A	A	✗	✓	✓	RISK.46 - CAI Review LIO Remediation: LIO remediation completed, customer was overcharged date unknown, adjustment was completed and reviewed 12th July 2016. Refund adjusted for 10.14 with 8% simple interest net paid to customer of 6.27.			✓	✗	✓	MISS.25 - KYC Missing - Known: No KYC information on file noted as missing on File Build Checklist		CLS	UFSS	Mortgage Express	Individual	26,350.00	5-Jul-06	300	31-Jul-31	Purchase	85	6.25	Interest Only	Unknown	Live	27,016.73	27,016.73	Interest Only	2	27,016.73	Tracker	45.03	1.75		Self-Employed				55,000.00				Flat or Apartment	1965	Feudal	0	N	1st	3,600.00	214.65			31,000.00	31,000.00	12-Jun-06	Physical	35,000.00	21-May-07	33,605.12	80.39	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
921	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	105,400.00	6-Jul-06	300	31-Jul-31	Remortgage	85	4.99	Interest Only	Unknown	Live	107,370.00	107,370.00	Interest Only	2	107,370.00	Tracker	178.95	1.75		Self-Employed				100,000.00				Flat or Apartment	2006	Leasehold	125	N	1st	6,600.00	123.59			124,000.00	124,000.00	14-Feb-06	Physical	124,000.00	14-Feb-06	138,243.97	77.67	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
922	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	108,375.00	17-Jul-06	120	31-Dec-26	Remortgage	85	4.89	Interest Only	Unknown	Live	77,257.56	77,257.56	Interest Only	2	77,257.56	Tracker	128.76	1.75		Employed	ND			75,000.00	0.00			Semi Detached House	2005	Freehold	0	N	1st	7,200.00	133.81			127,500.00	127,500.00	16-Jun-06	Physical	127,500.00	16-Jun-06	138,669.53	55.71	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y	9-Feb-17				Term Extension	9-Feb-17	Loan originally due to mature 31st July 2016. Loan term extended to a new maturity date 31st December 2026. Payment history checked at the time and there were no issues.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
923	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.21 - Application Missing - Known: Application form not on file and noted as missing on File Build Checklist. MISS.25 - KYC Missing - Known: KYC not on file and noted as missing on File Build Checklist. MISS.22 - Offer Missing - Known: Offer not on file and noted as missing on File Build Checklist. MISS.28 - CoT Missing / Request for funds - Known: COT/Request for funds not on file and noted as missing on File Build Checklist.		CLS	UFSS	Mortgage Express	Individual	76,500.00	24-Jul-06	276	31-Jul-29	Remortgage	85	5.65	Interest Only	Unknown	Live	76,547.95	76,547.95	Interest Only	2	76,547.95	Tracker	127.58	1.75		Self-Employed				65,000.00				Flat or Apartment	1900	Feudal	0	N	1st	10,800.00	249.73			90,000.00	90,000.00	6-Jun-06	Physical	90,000.00	6-Jun-06	100,183.88	76.41	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓
924	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: September 16 paid late, eventually paid in October 16 which brought the account back up to date. November 16 paid. December 16 missed however, a double payment totalling 444 was paid in January 17. Account maintained and kept up to date with no issues since then.		✗	✓	✓
INFO.04 - Reperforming case servicing notes: Account 2.3 months in historic arrears at April 15 however, although the borrower at the time was making payments of full CMS during the months of April, May, June and July 2015, Arrears Admin Fees of 40 were charged monthly for all of these months. In addition to this, further fees of 54 were charged twice during April 2015 for field agent visits. August 2015 payment was missed and a further Arrears Admin Fee of 40 was charged in August 2015, September 2015 and October 2015. Additional payments were paid in September 2015 and October 2015 which partially cleared the historic arrears. A Solicitors Instruction fee was also charged in September 2015. Legal costs of 456 was charged on 18th November 2015, reversed on 7th May 2016 and re applied to the account on 07th May 2016 for 453. No further fees have been applied to the account. All collections activity appear appropriate and within policy.
																CLS	UFSS	Mortgage Express	Individual	129,195.00	26-Jul-06	300	31-Jul-31	Purchase	85	1.46	Interest Only	Unknown	Live	133,105.59	133,105.59	Interest Only	2	133,105.59	Tracker	221.85	1.75		Employed				16,200.00				Flat or Apartment	2006	Leasehold	999	N	1st	8,400.00	133.7			151,995.00	151,995.00	4-Jul-06	Physical	151,995.00	4-Jul-06	162,458.23	81.93	0	0	Bank Payment	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None					N					None			Y
Solicitors instructed on 3rd September 2015 and a Court order was received on 18th November 2015. The hearing was adjourned as the account was subsequently brought up to date in late November 2015 No further litigation proceedings.
																																																																																																							N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
925	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	147,550.00	28-Jul-06	300	31-Jul-31	Purchase	71.98	5.19	Interest Only	Unknown	Live	271,125.05	271,125.05	Interest Only	2	271,125.05	Tracker	451.88	1.75		Self-Employed	ND			25,000.00	0.00			Semi Detached House	1910	Freehold	0	N	1st	12,300.00	136.79	21,600.00	134.12	203,000.00	205,000.00	3-Jul-06	Physical	320,000.00	2-Mar-07	337,790.02	80.26	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
926	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v9.4 dated 24th May 2006. Rate charged 1.06% discount for the lifetime of the loan currently 5.19% and rental income 975pm. Gross loan 183,086 and payments of 791.85pm, giving coverage of 123.12%. Net loan 180,346 and payments of 780.00pm, giving coverage of 125%. Underwriting discretion applied using net loan amount and rental coverage based on this discretion applied 125%.		CLS	UFSS	Mortgage Express	Individual	180,346.00	28-Jul-06	300	31-Jul-31	Remortgage	83.88	5.19	Interest Only	Unknown	Live	182,996.01	182,996.01	Interest Only	0.94	182,996.01	Tracker	143.35	0.69		Self-Employed	ND			60,000.00	0.00			Flat or Apartment	2006	Leasehold	998	N	1st	11,700.00	123.12			214,400.00	215,000.00	6-Jul-06	Physical	215,000.00	6-Jul-06	357,156.91	51.24	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
927	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	84,000.00	2-Aug-06	300	31-Aug-31	Purchase	80	5.09	Interest Only	Unknown	Live	2,979.90	2,979.90	Interest Only	2	2,979.90	Tracker	4.97	1.75		Self-Employed				46,000.00				Flat or Apartment	1990	Leasehold	987	N	1st	5,400.00	125.35			105,000.00	105,000.00	29-Mar-06	Physical	105,000.00	29-Mar-06	160,757.02	1.85	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
928	12 months PH	B	B	A	✗	✗	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy of both borrowers registered on lender system 12th December 2013. Trustee in Bankruptcy noted as Thompson Cooper, Accountants who requested a redemption figure for mortgage. No further notes on file regarding bankruptcy. RISK.21 - Vulnerability - Physical health: Lenders note dated 10th October 2014 refers to a conversation with borrower 1 who mentioned he had been back in hospital following long term complications with a hip replacement operation.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payment 126.64 due in Jun 2017 not made. Mortgage was previously overpaid by 39.87 leading to net arrears 86.77. Borrower has been in contact with lender regarding extending the term of the loan or transferring into name of his son. Lender has declined these proposals.		✓	✗	✓	MISS.24 - Valuation Missing - Known: Latest valuation dated 24th July 2007 for 90,000 not in file and file coversheet states that further valuations have not been found.		CLS	UFSS	Mortgage Express	Individual	59,500.00	3-Aug-06	300	31-Aug-31	Purchase	85	5.49	Interest Only	Unknown	Live	76,110.28	76,110.28	Interest Only	2	76,110.28	Tracker	126.64	1.75		Employed	Employed			13,800.00	16,500.00			Flat or Apartment	1935	Feudal	0	N	1st	5,400.00	165.3	5,400.00	129.8	70,000.00	70,000.00	29-Jun-06	Physical	90,000.00	24-Jul-07	86,307.88	88.18	86.77	0	Bank Payment	Paying	Remain Static	Unknown	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
929	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: NO ID documentation on file. Noted as unavailable on the File Build Checklist.		CLS	UFSS	Mortgage Express	Individual	102,000.00	15-Aug-06	300	31-Aug-31	Purchase	85	5.29	Interest Only	Unknown	Live	103,383.23	103,383.23	Interest Only	2	103,383.23	Tracker	172.31	1.75		Self-Employed				25,000.00				Terraced House	1900	Freehold	0	N	1st	8,760.00	160.92			120,000.00	120,000.00	31-Jul-06	Physical	130,000.00	25-Jun-08	136,592.43	75.69	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
930	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	68,000.00	17-Aug-06	180	31-Aug-21	Purchase	85	5.49	Repayment	Repayment	Live	84,714.94	84,714.94	Interest Only	2	84,714.94	Tracker	141.19	1.75		Self-Employed	ND			27,000.00	0.00			Flat or Apartment	1935	Feudal	0	N	1st	6,000.00	160.72	6,600.00	141.43	80,000.00	80,000.00	6-Jul-06	Physical	100,000.00	26-Jun-08	98,027.82	86.42	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N			10-Jul-08	Pre 2009 Change on Repayment Method	Switch to Interest Only	10-Jul-08	Account switched to Interest Only at the Borrowers request. Payment history checked and there were no payment issues at the time. Not considered to be Forbearance.	N						N			No exit strategy known at this time	No action taken by lender at this time due to the nature of the loan being Buy to Let	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
931	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.24 - Valuation Missing - Known: Valuation report not on file. File Build checklist states no valuation available. Without this document the rental coverage and loan to value at origination cannot be calculated.		CLS	UFSS	Mortgage Express	Individual	93,500.00	17-Aug-06	300	31-Aug-31	Remortgage	85	5.04	Interest Only	Unknown	Live	94,929.12	94,929.12	Interest Only	2	94,929.12	Tracker	158.22	1.75		Self-Employed				216,000.00				Flat or Apartment	2005	Leasehold	998	N	1st		0			110,000.00	110,000.00	10-Aug-06	Physical	110,000.00	10-Aug-06	126,917.42	74.8	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
932	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	69,700.00	18-Aug-06	252	31-Aug-27	Remortgage	85	5.15	Interest Only	Unknown	Live	93,213.49	93,213.49	Interest Only	2	93,213.49	Tracker	155.36	1.75		Self-Employed				36,000.00				Terraced House	1900	Leasehold	845	N	1st	5,400.00	148.14	6,000.00	125	82,000.00	82,000.00	26-Jul-06	Physical	110,000.00	19-Feb-08	114,557.65	81.37	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
933	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓
RISK.30 - BKO / IVA Post-Completion: Account flagged Bankruptcy. System note dated 9th December 2009 states letter received from Trustees in Bankruptcy but has no further information. The note doesn't say which borrower or the effective date of the bankruptcy. Payment history checked and there are no payment issues around that time or since.

RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v9.4 dated 24May2006. Rate charged 5.49% for 3 years and rental income 450pm. Gross loan 80785 and payments of 369.59pm, giving coverage of 121.75%. Net loan 80750 and payments of 369.43pm, giving coverage of 121.80%. Underwriting discretion applied increasing the valuers rental figure by 50pm giving a monthly rental figure of 500pm. Rental coverage based on this discretion applied 135.28%.
																CLS	UFSS	Mortgage Express	Individual	80,750.00	22-Aug-06	180	31-Aug-21	Remortgage	85	5.49	Interest Only	Unknown	Live	82,348.55	82,348.55	Interest Only	2	82,348.55	Tracker	137.25	1.75		Self-Employed	ND			132,000.00	0.00			Terraced House	1900	Freehold	0	N	1st	5,400.00	121.75			95,000.00	95,000.00	26-Jul-06	Physical	95,000.00	26-Jul-06	101,539.74	81.1	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Exit strategy unknown at this time.	No action taken at this time due to nature of loan being Buy to Let	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
934	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	56,950.00	23-Aug-06	240	31-Aug-26	Remortgage	85	4.99	Interest Only	Investment	Live	57,856.12	57,856.12	Interest Only	2	57,856.12	Tracker	96.43	1.75		Self-Employed				110,000.00				Terraced House	1900	Freehold	0	N	1st	4,800.00	166.31			67,000.00	67,000.00	31-Jul-06	Physical	67,000.00	31-Jul-06	70,918.45	81.58	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
935	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: System note dated 15th May 2017 states Borrowers contacted to discuss changes but they were already aware of them. The note does not state what the changes are and no further action has been taken.		CLS	UFSS	Mortgage Express	Individual	106,207.00	30-Aug-06	300	31-Aug-31	Purchase	84.97	5.58	Interest Only	Unknown	Live	106,821.73	106,821.73	Interest Only	2	106,821.73	Tracker	178.04	1.75		Self-Employed	ND			20,000.00	0.00			Flat or Apartment	1935	Feudal	0	N	1st	7,200.00	120.77			124,950.00	125,000.00	13-Jul-06	Physical	125,000.00	13-Jul-06	136,917.19	78.02	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
936	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	113,050.00	31-Aug-06	300	31-Aug-31	Purchase	85	5.58	Interest Only	Unknown	Live	111,943.29	111,943.29	Interest Only	2	113,743.29	Tracker	187.58	1.75		Employed				49,555.00				Flat or Apartment	2003	Leasehold	995	N	1st	8,400.00	132.41			133,000.00	133,000.00	20-Jul-06	Physical	133,000.00	20-Jul-06	220,938.92	50.67	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
937	12 months PH	B	A	A	✗	✓	✓	RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v9.4 dated 24th May 2006. Gross loan 235,035 rate 5.65% for 3 years and payments of 1106.62pm, giving rental coverage of 112.95%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	235,000.00	7-Sep-06	240	30-Sep-26	Remortgage	75.81	5.65	Interest Only	Unknown	Live	213,844.01	213,844.01	Interest Only	2	234,044.01	Tracker	357.75	1.75		Self-Employed	ND			47,220.00	0.00			Detached House	1995	Leasehold	861	N	1st	15,000.00	112.95			350,000.00	310,000.00	19-Jun-06	Physical	310,000.00	19-Jun-06	452,078.79	47.3	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
938	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v9.4 dated 24th May 2006. Rate charged 5.04% for 2 years and rental income 525pm. Gross loan 106,813 and payments of 448.61pm, giving coverage of 117.02%. Net loan 105,200 and payments of 441.94pm, giving coverage of 118.82%. Underwriting discretion applied of increasing the valuers rental figure by 50pm. Based on this discretion applied the rental coverage on the gross loan payment of 448.61pm is 128.17%.		CLS	UFSS	Mortgage Express	Individual	105,200.00	31-Aug-06	300	31-Aug-31	Remortgage	75.14	5.04	Interest Only	Unknown	Live	106,612.80	106,612.80	Interest Only	2	106,937.80	Tracker	177.69	1.75		Self-Employed				105,000.04				Semi Detached House	1936	Freehold	0	N	1st	6,300.00	117.02			140,000.00	140,000.00	28-Jun-06	Physical	140,000.00	28-Jun-06	135,303.16	78.8	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
939	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	40,000.00	31-Aug-06	240	31-Aug-26	Remortgage	53.33	5.19	Interest Only	Unknown	Live	74,026.62	74,026.62	Interest Only	2	74,026.62	Tracker	123.38	1.75		Employed				24,500.00				Flat or Apartment	1910	Feudal	0	N	1st	4,800.00	227.59	5,400.00	140.57	75,000.00	75,000.00	20-Jul-06	Physical	88,000.00	9-Jan-08	84,270.13	87.84	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
940	12 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Was slightly in arrears at end June 2016 (181) due to partial payment in February 2016. Further partial payments received for July 2016 and August 2016 increasing arrears balance to 740. Borrower overpaid in September 2016 to reduce arrears (to 173) and then overpaid in January 2017 to clear arrears in full. Borrower only made a partial repayment in May 2017 which has put account back into arrears (at 646). Numerous notes on PMS but reason for arrears is primarily rental voids. Borrowers have a portfolio of 349 units and notes indicate that at end June 2017 there are 25 private properties and 39 student rooms vacant. Arrears have not increased by more than 1 month in the last 12 months. Based on historic performance it is probable that arrears will decrease.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	170,000.00	31-Aug-06	240	31-Aug-26	Purchase	85	5.69	Interest Only	Unknown	Live	403,687.63	403,687.63	Interest Only	2	403,687.63	Tracker	671.74	1.75		Self-Employed	Self-Employed			165,000.00	165,000.00			Terraced House	1900	Leasehold	25	N	1st	12,480.00	128	25,800.00	126	200,000.00	200,000.00	14-Jul-06	Physical	475,000.00	6-Feb-07	450,175.63	89.67	646.74	0	Bank Payment	Paying	Decrease	BTL - No Tenants	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
941	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: KYC missing from file and noted on File Build checklist as missing by lender.		CLS	UFSS	Mortgage Express	Individual	148,750.00	1-Sep-06	300	30-Sep-31	Purchase	85	5.15	Interest Only	Unknown	Live	151,008.10	151,008.10	Interest Only	2	151,008.10	Tracker	251.68	1.75		Self-Employed	ND			50,000.00	0.00			Flat or Apartment	2005	Leasehold	992	N	1st	10,200.00	131.15			175,000.00	175,000.00	14-Aug-06	Physical	175,000.00	14-Aug-06	290,709.11	51.94	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
942	12 months PH	C	B	A	✗	✗	✓
RISK.41 - Complaint (not PPI): There are 2  complaints noted both are resolved. The first complaint is noted on the 4th October 2016 and relates to the borrower being unhappy about the tone of an answer phone message regarding arrears on the account (late payments) and the second is noted on 15th February 2017 and relates to the borrower being unhappy with call wait times when ringing in.

RISK.19 - Vulnerability - Severe or long term illness: System note dated 9th September 2015 states the borrower has a rare form of Crohn's disease and is awaiting a bowel transplant. The borrower has had up to 20 operations so far. There are system notes since then regularly reviewing the borrowers condition culminating in a final note dated 2nd December 2016 where following a call to the borrower an unauthorised Third Party advised the borrower had just come out of hospital. A further update is noted as being required but there is no additional information.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Loan payments are due on the last day of each month. From July 2016 to November 2016 inclusive the loan payments were all paid late the following month by card payment. A Direct Debit was set up in December 2016 which has collected the monthly loan payment since then with no further payment issues.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	119,000.00	7-Sep-06	300	30-Sep-31	Purchase	85	5.04	Interest Only	Investment	Live	121,405.22	121,405.22	Interest Only	2	121,405.22	Tracker	202.35	1.75		Self-Employed				120,000.00				Flat or Apartment	1935	Leasehold	125	N	1st	7,800.00	128.09			140,000.00	140,000.00	3-Aug-06	Physical	140,000.00	3-Aug-06	232,567.29	52.2	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
943	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	75,030.00	8-Sep-06	300	30-Sep-31	Purchase	81.55	4.79	Interest Only	Unknown	Live	55,787.36	55,787.36	Interest Only	2	75,084.76	Tracker	92.98	1.75		Self-Employed	ND			50,000.00	0.00			Terraced House	1970	Freehold	0	N	1st	4,680.00	128.23			92,000.00	92,000.00	30-May-06	Physical	92,000.00	30-May-06	79,044.62	70.58	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
944	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v9.4 dated 24th May2016. Rate charged 4.74% for 2 years and rental income 625pm. Gross loan 127,290 and payments of 502.80pm, giving coverage of 124.30%. Net loan 125,375 and payments of 495.23pm, giving coverage of 126.20%. Underwriting discretion applied using the net loan amount and rental coverage based on this discretion applied 126.20%.		CLS	UFSS	Mortgage Express	Individual	125,375.00	12-Sep-06	120	31-Dec-26	Remortgage	85	4.74	Interest Only	Unknown	Live	127,410.31	127,410.31	Interest Only	2	127,410.31	Tracker	212.35	1.75		Self-Employed	ND			85,000.00	0.00			Flat or Apartment	2006	Leasehold	125	N	1st	7,500.00	124.3			147,500.00	147,500.00	7-Jul-06	Physical	147,500.00	7-Jul-06	157,653.80	80.82	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y	10-Feb-17				Term Extension	10-Feb-17	Loan originally due to mature 31st September 2016. Loan term extended to a new maturity date 31st December 2026. Payment history checked at the time and there were no issues.	N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
945	12 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: System note dated 25th September 2013 states Borrower 2 has been made bankrupt. Bankruptcy date unknown. Payment history checked and there have been no issues as a result of the bankruptcy			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	212,500.00	12-Sep-06	300	30-Sep-23	Remortgage	85	5.34	Interest Only	Unknown	Live	215,702.07	215,702.07	Interest Only	2	215,702.07	Tracker	359.5	1.75		Self-Employed	ND			40,000.00	0.00			Terraced House	1900	Freehold	0	N	1st	16,380.00	142.19			250,000.00	250,000.00	14-Aug-06	Physical	250,000.00	14-Aug-06	264,621.09	81.51	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
946	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	69,700.00	15-Sep-06	240	30-Sep-26	Remortgage	85	5.74	Interest Only	Unknown	Live	69,733.02	69,733.02	Interest Only	2	69,733.02	Tracker	116.22	1.75		Employed	ND			70,000.00	0.00			Flat or Apartment	1930	Feudal	0	N	1st	5,400.00	134.9			85,000.00	82,000.00	9-Aug-06	Physical	82,000.00	9-Aug-06	89,817.68	77.64	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
947	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: NO ID Documentation on file stated as missing on the File Build Checklist		CLS	UFSS	Mortgage Express	Individual	59,500.00	19-Sep-06	300	30-Sep-31	Purchase	85	5.19	Repayment	Repayment	Live	51,723.22	51,723.22	Interest Only	2	56,972.34	Tracker	87.05	1.75		Self-Employed				106,900.00				Flat or Apartment	1880	Feudal	0	N	1st	5,400.00	125.01			73,000.00	70,000.00	2-Aug-06	Physical	70,000.00	2-Aug-06	76,673.63	67.46	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N			24-Mar-09	REP to IO	Switch to Interest Only	24-Mar-09	Payment history checked at the time of the repayment switch and there were no payment issues. Repayment switch not considered to be forbearance.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
948	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v9.4 dated 24th May 2006. Rate charged 5.34% for 5 years and rental income 650pm. Gross loan 129,447 and payments of 576.04pm, giving coverage of 112.83%. Net loan 127,500 and payments of 567.37pm, giving coverage of 114.56%. Underwriting discretion applied rental assessment increased by 50pm and rental coverage based on this discretion applied against the gross loan monthly payment of 576.04pm is 121.51%.		CLS	UFSS	Mortgage Express	Individual	127,500.00	21-Sep-06	300	30-Sep-31	Remortgage	85	5.34	Interest Only	Unknown	Live	129,504.08	129,504.08	Interest Only	2	129,504.08	Tracker	215.84	1.75		Self-Employed				260,000.00				Terraced House	1910	Freehold	0	N	1st	7,800.00	112.83			150,000.00	150,000.00	14-Jul-06	Physical	150,000.00	14-Jul-06	145,988.03	88.71	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
949	12 months PH	B	A	A	✗	✓	✓	RISK.19 - Vulnerability - Severe or long term illness: Borrower suffered a stroke in 2014 leaving him with brain damage, his solicitors have a power of attorney to act on his behalf. There are no notes on the system to confirm power of attorney has been seen.			✓	✓	✓	RISK.18 - F/AD rental income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.19% (the existing initial fixed rate which still had 17 months remaining) and rental income 375pm. Gross loan 72,292 and payments of 312pm, giving coverage of 120%. This was a further advance of 25,238 (issued 10th May 2007) on the initial loan. Underwriting discretion applied - rental income as stated on valuation report increased by additional 50pm (to 425pm) and rental coverage based on this discretion applied 136%		CLS	UFSS	Mortgage Express	Individual	45,900.00	21-Sep-06	180	30-Sep-21	Purchase	85	5.19	Interest Only	Unknown	Live	72,219.85	72,219.85	Interest Only	2	72,219.85	Tracker	120.37	1.75		Self-Employed				31,000.00				Flat or Apartment	1890	Feudal	25	N	1st	3,300.00	136	4,500.00	120	54,000.00	54,000.00	10-Aug-06	Physical	85,000.00	23-Apr-07	81,612.44	88.49	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No exit strategy noted to date	No action taken to date	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
950	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	68,425.00	25-Sep-06	264	30-Sep-28	Purchase	85	5.58	Interest Only	Unknown	Live	69,100.86	69,100.86	Interest Only	2	69,100.86	Tracker	115.17	1.75		Self-Employed	ND			93,982.00	0.00			Flat or Apartment	1995	Feudal	0	N	1st	5,700.00	146			82,000.00	80,500.00	14-Aug-06	Physical	80,500.00	14-Aug-06	88,174.67	78.37	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
951	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.04% (3 year discounted rate) and rental income 630pm. Gross loan 125,133 and payments of 525pm, giving coverage of 120%. Net loan 120,927 and payments of 508pm, giving coverage of 124%. Underwriting discretion applied - rental income as stated on valuation report increased by additional 50pm (to 680pm) and rental coverage based on this discretion applied 129%.		CLS	UFSS	Mortgage Express	Individual	123,250.00	27-Sep-06	240	30-Sep-26	Remortgage	85	5.04	Interest Only	Unknown	Live	125,188.28	125,188.28	Interest Only	2	125,188.28	Tracker	208.65	1.75		Self-Employed				60,000.00				Flat or Apartment	2006	Feudal	0	N	1st	7,560.00	120			145,000.00	145,000.00	27-Jul-06	Physical	145,000.00	27-Jul-06	158,823.94	78.82	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
952	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Returned mail noted on the 14 September 2016. No further action has been taken to assess the borrowers correct address and whereabouts			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v8.7 dated 17 Jan 2005. Rate charged 4.745% and rental income 520pm. Gross loan 104075 and payments of 411.10pm, giving coverage of 126%. Net loan 102000 and payments of 402.90pm, giving coverage of 129%. Underwriting discretion applied by adding 50pm to rental income and rental coverage based on this discretion applied 138%.		CLS	UFSS	Mortgage Express	Individual	102,000.00	27-Sep-06	216	30-Sep-24	Remortgage	85	4.74	Interest Only	Unknown	Live	104,093.69	104,093.69	Interest Only	2	104,093.69	Tracker	173.49	1.75		Self-Employed				75,000.00				Terraced House	1975	Freehold	0	N	1st	6,240.00	126			120,000.00	120,000.00	16-Aug-06	Physical	120,000.00	16-Aug-06	127,018.12	81.95	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
953	12 months PH	A	A	A	✗	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No evidence of KYC on file. Lender already aware so not referred. RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.04% (3 year discounted rate) and rental income 550pm. Gross loan 109,418 and payments of 459pm, giving coverage of 119%. Net loan 107,730 and payments of 452pm, giving coverage of 121%. Underwriting discretion applied - rental income as stated on valuation report increased by additional 50pm (to 600pm) and rental coverage based on this discretion applied 132%.		CLS	UFSS	Mortgage Express	Individual	107,730.00	27-Sep-06	300	30-Sep-31	Remortgage	76.95	5.04	Interest Only	Unknown	Live	109,500.15	109,500.15	Interest Only	2	109,500.15	Tracker	182.5	1.75		Self-Employed				55,000.00				Terraced House	1910	Freehold	0	N	1st	6,600.00	121			140,000.00	140,000.00	19-May-06	Physical	140,000.00	19-May-06	164,414.80	66.6	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
954	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	116,000.00	4-Oct-06	240	31-Oct-26	Purchase	70.73	4.89	Interest Only	Unknown	Live	118,924.18	118,924.18	Interest Only	2	118,924.18	Tracker	198.21	1.75		Self-Employed	ND			20,000.00	0.00			Semi Detached House	1972	Freehold	0	N	1st	7,200.00	127			165,000.00	164,000.00	8-Aug-06	Physical	164,000.00	8-Aug-06	129,342.27	91.95	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
955	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	61,200.00	4-Oct-06	264	31-Oct-28	Remortgage	85	5.44	Interest Only	Unknown	Live	61,825.95	61,825.95	Interest Only	2	61,825.95	Tracker	103.04	1.75		Employed	Self-Employed			30,000.00	30,000.00			Flat or Apartment	1994	Feudal	0	N	1st	5,100.00	151			72,000.00	72,000.00	11-Aug-06	Physical	72,000.00	11-Aug-06	78,864.30	78.4	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
956	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	68,000.00	5-Oct-06	300	31-Oct-31	Purchase	83.95	5.34	Interest Only	Unknown	Live	69,041.41	69,041.41	Interest Only	2	69,041.41	Tracker	115.07	1.75		Self-Employed	Full time Employed			60,000.00	16,000.00			Terraced House	1968	Feudal	0	N	1st	7,200.00	195			80,000.00	81,000.00	21-Aug-06	Physical	81,000.00	21-Aug-06	88,722.34	77.82	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
957	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v9.4 dated 24th May 2006. Rate charged 5.64% for lifetime of mortgage and rental income 425pm. Gross loan 75,957 and payments of 357pm, giving coverage of 119.04%. Net loan 74,800 and payments of 351.56pm, giving coverage of 120.88%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 120.88%. Product chosen was a lifetime discount tracker where rental coverage of 120% is acceptable.		CLS	UFSS	Mortgage Express	Individual	74,800.00	5-Oct-06	300	31-Oct-31	Remortgage	85	5.34	Interest Only	Unknown	Live	83,477.78	83,477.78	Interest Only	2	83,477.78	Tracker	139.13	1.75		Self-Employed				73,000.00				Semi Detached House	1935	Freehold	0	N	1st	5,100.00	119.04	5,400.00	121.34	90,000.00	88,000.00	21-Sep-06	Physical	98,000.00	22-Oct-07	94,446.24	88.39	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		8-May-09			Rate Switch	8-May-09	Rate switch given to Borrower after the finish of the initial product term.	N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
958	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.18 - F/AD rental income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24 May 2006. Rate charged 4.69% for 2 years and rental income 430pm. Gross loan 89812 and payments of 351.02pm, giving coverage of 122.5%. Net loan 88017 and payments of 344pm, giving coverage of 125%. Underwriting discretion applied is use of net loan and rental coverage based on this discretion applied 125%		CLS	UFSS	Mortgage Express	Individual	88,017.00	6-Oct-06	300	31-Oct-31	Remortgage	80.02	4.69	Interest Only	Unknown	Live	89,917.85	89,917.85	Interest Only	2	89,917.85	Tracker	149.87	1.75		Employed				25,000.00				Bungalow	1970	Freehold	0	N	1st	5,160.00	125			110,000.00	110,000.00	11-Sep-06	Physical	110,000.00	11-Sep-06	113,757.01	79.04	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
959	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	29,750.00	6-Oct-06	300	31-Oct-31	Remortgage	85	5.39	Interest Only	Unknown	Live	29,778.78	29,778.78	Interest Only	2	29,778.78	Tracker	49.63	1.75		Self-Employed				59,700.00				Flat or Apartment	1900	Feudal	0	N	1st	3,600.00	224			35,000.00	35,000.00	2-Jun-06	Physical	35,000.00	2-Jun-06	38,336.81	77.68	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
960	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	60,000.00	11-Oct-06	240	31-Oct-26	Remortgage	66.67	5.24	Interest Only	Unknown	Live	60,094.55	60,094.55	Interest Only	2	60,094.55	Tracker	100.16	1.75		Employed				75,000.00				Terraced House	1975	Feudal	0	N	1st	9,000.00	286			90,000.00	90,000.00	29-Jul-05	Physical	90,000.00	29-Jul-05	98,580.38	60.96	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
961	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	88,000.00	12-Oct-06	240	31-Oct-26	Remortgage	80	5.04	Interest Only	Unknown	Live	89,354.20	89,354.20	Interest Only	2	89,354.20	Tracker	148.93	1.75		Self-Employed				100,000.00				Flat or Apartment	1900	Leasehold	999	N	1st	8,100.00	179			110,000.00	110,000.00	8-Aug-06	Physical	110,000.00	8-Aug-06	158,657.16	56.32	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
962	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	112,000.00	12-Oct-06	240	31-Oct-26	Remortgage	70	5.04	Interest Only	Unknown	Live	113,702.00	113,702.00	Interest Only	2	113,702.00	Tracker	189.51	1.75		Self-Employed				100,000.00				Flat or Apartment	1900	Leasehold	999	N	1st	10,200.00	178			160,000.00	160,000.00	8-Aug-06	Physical	160,000.00	8-Aug-06	230,774.05	49.27	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
963	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.84% (58 months fixed rate) and rental income 450pm. Gross loan 77,089 and payments of 375pm, giving coverage of 119%. Net loan 77,054 and payments of 374pm, giving coverage of 120%. Underwriting discretion applied - rental income as stated on valuation report increased by additional 50pm (to 500pm) and rental coverage based on this discretion applied 133%.		CLS	UFSS	Mortgage Express	Individual	77,054.00	18-Oct-06	192	31-Oct-22	Remortgage	78.63	5.84	Repayment	Repayment	Live	3,079.15	3,079.15	Repayment	2	29,778.77	Tracker	81.46	1.75		Self-Employed	Self-Employed			38,760.00	22,040.00			Flat or Apartment	1985	Leasehold	999	N	1st	5,400.00	120			98,000.00	98,000.00	30-Aug-06	Physical	98,000.00	30-Aug-06	141,349.10	2.18	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
964	12 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit for September 2016 was returned unpaid on 6th September 2016, no attempted contact with Borrower. Direct debit was paid when represented on 14th September 2016. Direct debit for April 2017 was returned unpaid on 6th April 2017, no attempted contact with Borrower. Direct debit was paid when represented on 18th April 2017. Direct debit for June 2017 was returned unpaid on 6th June 2017, letter sent to Borrower. Direct debit was paid when represented on 14th June 2017. Reason for arrears not ascertained as no actual contact made with Borrower. A review of the account for last 36 months shows rejected direct debits on occasion (once or twice a year) but direct debits always pay on representation.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	57,000.00	19-Oct-06	300	31-Oct-31	Remortgage	83.82	5.74	Interest Only	Unknown	Live	57,055.04	57,055.04	Interest Only	2	57,055.04	Tracker	95.07	1.75		Employed				29,000.00				Flat or Apartment	1935	Feudal	0	N	1st	4,800.00	146			68,000.00	68,000.00	5-Sep-06	Physical	68,000.00	5-Sep-06	74,482.95	76.6	0	0	Direct Debit	Paying	Remain Static	Unknown	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
965	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.21 - Application Missing - Known: Noted on coversheet that application was known to be missing from the file MISS.22 - Offer Missing - Known: Noted on coversheet that offer letter was known to be missing from the file MISS.28 - CoT Missing / Request for funds - Known: Noted on coversheet that certificate of title was known to be missing from the file		CLS	UFSS	Mortgage Express	Individual	80,000.00	23-Oct-06	240	31-Oct-26	Remortgage	45.71	5.49	Interest Only	Unknown	Live	80,176.83	80,176.83	Interest Only	2	80,576.83	Tracker	133.63	1.75		Self-Employed	ND			53,400.00	0.00			Terraced House	1920	Freehold	800	N	1st	6,600.00	147			175,000.00	175,000.00	12-Sep-06	Physical	175,000.00	12-Sep-06	138,017.66	58.09	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓
966	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	225,250.00	24-Oct-06	240	31-Oct-26	Remortgage	85	5.02	Interest Only	Unknown	Live	227,415.90	227,415.90	Interest Only	2	227,415.90	Tracker	379.03	1.75		Self-Employed				45,000.00				Flat or Apartment	1850	Feudal	0	N	1st	14,400.00	125			265,000.00	265,000.00	13-Aug-06	Physical	265,000.00	13-Aug-06	290,264.44	78.35	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
967	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	280,000.00	26-Oct-06	300	31-Oct-31	Purchase	80	4.99	Interest Only	Unknown	Live	284,608.60	284,608.60	Interest Only	2	284,608.60	Tracker	474.35	1.75		Self-Employed				300,000.00				Terraced House	2004	Freehold	0	N	1st	17,400.00	123			350,000.00	350,000.00	23-Aug-06	Physical	350,000.00	23-Aug-06	581,418.22	48.95	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
968	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 4.92% (2 year discounted rate) and rental income 400pm. Gross loan 79,254 and payments of 325pm, giving coverage of 123%. Net loan 78,049 and payments of 320pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)		CLS	UFSS	Mortgage Express	Individual	78,049.00	16-Jan-07	300	31-Jan-32	Purchase	82.16	4.92	Interest Only	Unknown	Live	79,220.37	79,220.37	Interest Only	2	79,220.37	Tracker	132.04	1.75		Self-Employed	Self-Employed			22,320.00	22,320.00			Flat or Apartment	1930	Leasehold	99	N	1st	4,800.00	123			95,000.00	95,000.00	8-Sep-06	Physical	95,000.00	8-Sep-06	100,556.01	78.78	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
969	12 months PH	B	B	A	✗	✗	✓	RISK.20 - Vulnerability - Mental health: System notes dated 8th February 2017 confirms that borrower 2 has been ill and dealing with mental health issues. Doctors letter was unavailable as the borrower did not attend the doctors. Borrowers were unable to make payments at that time however, borrower 2 has now fully recovered and the account is now up to date. Lender system has not been marked as vulnerable.	PAY.03 - New arrears >1mth in past 12mths: July 16 direct debit returned unpaid and not made. August 16 payment missed. Overpayment of 397.03 made in September 16 which brought the account up to date. October 16 payment missed and November 16 paid, bringing account back in arrears by 1 month. December 16 and January 17 missed, which then took the account to 3 months in arrears. Full payment made in February 17 and account has been maintained since with no further issues. Reason for arrears is due to ill health from borrower 2. Account now fully up to date and maintained with no issues.		✗	✓	✓
INFO.04 - Reperforming case servicing notes: Account went 3 months in arrears in July 2016. An unpaid direct debit fee of 6.50 was applied on 29th July 2016, followed by monthly fees of 40 where no payments were made by the borrowers for August and September 2016 and again in December 2016 and January 2017. The  account was brought fully back up to date in February 2017 as the borrowers had paid the arrears in full at that time. No further charges or fees were applied. All charges applied to the account appear to be in line with lenders policy. A one off fee of 2.50 for Buy to Let Phone Charge was also applied on 30th September 2016. All collections activity appear to be appropriate and within policy.
																CLS	UFSS	Mortgage Express	Individual	72,100.00	3-Nov-06	240	30-Nov-26	Remortgage	84.82	5.19	Interest Only	Unknown	Live	73,459.38	73,459.38	Interest Only	2	73,459.38	Tracker	122.43	1.75		Employed	ND			97,000.00	0.00			Terraced House	1905	Freehold	0	N	1st	4,680.00	123.16			85,000.00	85,000.00	10-Oct-06	Physical	85,000.00	10-Oct-06	88,284.03	83.21	0	0	Direct Debit	Paying	No Current Arrears	Ill Health	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
970	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	59,500.00	7-Nov-06	240	30-Nov-26	Purchase	85	5.17	Interest Only	Unknown	Live	60,513.18	60,513.18	Interest Only	2	60,513.18	Tracker	100.85	1.75		Self-Employed				25,000.00				Terraced House	1950	Feudal	0	N	1st	4,800.00	153			70,000.00	70,000.00	29-Aug-06	Physical	70,000.00	29-Aug-06	74,529.88	81.19	0	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
971	12 months PH	C	B	B	✗	✗	✗	RISK.36 - Borrower whereabouts unknown: There are 3 separate accounts being administered and the PMS notes cover all the accounts. It is difficult to ascertain from the notes which comments refer to which loan, however from the notes it is evident that no actual contact has been made with the Borrower since 2014. None of the phone numbers the Lender has on record are active, letters have been ignored and 2 property callouts failed to make contact. This indicates that Borrower whereabouts are unknown. Note that repayments are being made and loan is currently not in arrears.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit for August 2016 was returned unpaid on 4th August 2016, attempted to call Borrower but no actual contact made. Direct debit was paid when represented on 12th August 2016. Reason for late payment not ascertained as no actual contact made with Borrower.	COLL.02 - Contact and communication with borrowers not correctly conducted: A review of the account for last 36 months shows arrears of 1 month accrued September 2013 cleared by a cheque payment in December 2014. Also shows arrears of 1 month accrued May 2015 cleared by increasing CMS for 2 months in February 2016 and March 2016 (note this was done without Borrower consent).	✓	✗	✓	MISS.29 - All documents missing - Known: There is ONLY ONE document on the file which is the title registration, data recorded. ALL other documents are missing - checklist indicates this is known so not referred.		CLS	UFSS	Mortgage Express	Individual	34,000.00	8-Nov-06	156	30-Nov-19	Remortgage	85	6.5	Interest Only	Unknown	Live	35,884.60	35,884.60	Interest Only	2	35,884.60	Tracker	59.81	1.75		Employed				83,000.00				Flat or Apartment	0	Feudal	0	N	1st					40,000.00	40,000.00	25-Jul-06	Physical	40,000.00	25-Jul-06	43,813.50	81.9	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No exit strategy referenced on system notes	No action evident from system notes	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓
972	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	107,875.00	9-Nov-06	300	30-Nov-31	Remortgage	67.42	5.84	Interest Only	Unknown	Live	87,981.23	87,981.23	Repayment	2	87,981.23	Tracker	585.81	1.75		Self-Employed	Self-Employed			479,316.00	300,000.00			Flat or Apartment	1900	Feudal	0	N	1st	7,560.00	120			160,000.00	160,000.00	7-Aug-06	Physical	160,000.00	7-Aug-06	175,254.00	50.2	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N			11-Jun-13	IO to REP	Switch to Repayment	11-Jun-13	Converted from an interest only loan to a repayment (C&I) loan in June 2013. This was not a modification for forbearance purposes.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
973	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	51,000.00	9-Nov-06	240	30-Nov-26	Remortgage	85	4.99	Interest Only	Unknown	Live	51,797.84	51,797.84	Interest Only	2	51,797.84	Tracker	86.33	1.75		Self-Employed	ND			40,000.00	0.00			Flat or Apartment	1900	Feudal	0	N	1st	4,500.00	174			60,000.00	60,000.00	5-Oct-06	Physical	60,000.00	5-Oct-06	63,882.75	81.08	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
974	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 4.89% (2 year discounted rate) and rental income 500pm. Gross loan 99,251 and payments of 404pm, giving coverage of 124%. Net loan 97,750 and payments of 398pm, giving coverage of 126%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 126% (within policy)		CLS	UFSS	Mortgage Express	Individual	97,750.00	13-Nov-06	180	30-Nov-21	Remortgage	85	4.89	Interest Only	Unknown	Live	99,366.87	99,366.87	Interest Only	2	99,366.87	Tracker	165.61	1.75		Employed	ND			36,900.00	0.00			Terraced House	1950	Freehold	0	N	1st	6,000.00	123			115,000.00	115,000.00	30-Oct-06	Physical	115,000.00	30-Oct-06	121,226.37	81.97	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No exit strategy evident from notes history	No evidence in notes of any action taken to date	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
975	12 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: Both borrowers subject to an Individual Voluntary Arrangement. Letter dated 16th July 2014 received from Mitchell Farrar enclosing a copy of their report. No further details seen. Repayments have been maintained and there are no arrears.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	16-Nov-06	300	30-Nov-31	Remortgage	85	5.34	Interest Only	Unknown	Live	73,365.98	73,365.98	Interest Only	2	73,365.98	Tracker	122.28	1.75		Employed	ND			22,000.00	0.00			Maisonette	0	Leasehold	999	N	1st	5,400.00	137			90,000.00	85,000.00	20-Oct-06	Physical	85,000.00	20-Oct-06	98,244.93	74.68	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
976	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	229,350.00	20-Nov-06	492	30-Nov-47	Remortgage	84.94	4.89	Interest Only	Unknown	Live	232,881.34	232,881.34	Interest Only	2	232,881.34	Tracker	388.14	1.75		Employed				78,000.00				Flat or Apartment	2006	Leasehold	250	N	1st	14,580.00	128			270,000.00	270,000.00	23-Mar-06	Physical	270,000.00	23-Mar-06	450,856.25	51.65	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
977	12 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Was slightly in arrears at end June 2016 (22) due to partial payments in February 2016 and March 2016. Further partial payments received for July 2016 and August 2016 increasing arrears balance to 93. Borrower overpaid in September 2016 to reduce arrears (to 22) and then overpaid in January 2017 to clear arrears in full. Account currently up to date, no arrears. Numerous notes on PMS but reason for arrears is primarily rental voids. Borrowers have a portfolio of 349 units and notes indicate that at end June 2017 there are 25 private properties and 39 student rooms vacant. Arrears have not increased by more than 1 month in the last 12 months.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	38,250.00	23-Nov-06	300	30-Nov-31	Remortgage	85	6.75	Interest Only	Unknown	Live	50,950.97	50,950.97	Interest Only	2	50,950.97	Tracker	84.92	1.75		Self-Employed	Self-Employed			165,000.00	165,000.00			Flat or Apartment	1905	Leasehold	200	N	1st	4,200.00	160	5,400.00	171	50,000.00	45,000.00	1-Nov-06	Physical	60,000.00	18-Dec-06	57,694.71	88.31	0	0	Bank Payment	Paying	No Current Arrears	BTL - No Tenants	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
978	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	102,000.00	24-Nov-06	240	30-Nov-26	Purchase	85	4.99	Interest Only	Unknown	Live	84,192.08	84,192.08	Interest Only	2	103,028.19	Tracker	142.37	1.75		Self-Employed	Employed			25,181.00	18,000.00			Flat or Apartment	2006	Feudal	0	N	1st	6,600.00	127			126,000.00	120,000.00	6-Jul-06	Physical	120,000.00	6-Jul-06	131,440.50	64.05	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
979	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	49,300.00	24-Nov-06	300	30-Nov-31	Remortgage	85	5.19	Interest Only	Unknown	Live	50,070.05	50,070.05	Interest Only	2	50,070.05	Tracker	83.45	1.75		Self-Employed				24,000.00				Flat or Apartment	1970	Feudal	0	N	1st	4,200.00	161			58,000.00	58,000.00	13-Sep-06	Physical	58,000.00	13-Sep-06	63,529.58	78.81	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
980	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	106,250.00	29-Nov-06	300	30-Nov-31	Purchase	85	5.35	Repayment	Repayment	Live	69,880.28	69,880.28	Repayment	2	69,880.28	Tracker	465.29	1.75		Self-Employed				90,000.00				Terraced House	1955	Freehold	0	N	1st	7,200.00	126			125,000.00	125,000.00	6-Oct-06	Physical	125,000.00	6-Oct-06	174,084.65	40.14	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
981	12 months PH	C	C	A	✗	✗	✓	RISK.30 - BKO / IVA Post-Completion: Petition for Bankruptcy registered on Property Register dated 24th July 2017. Notes indicate - the Borrower has a portfolio of 93 Buy To Let properties with an overall portfolio Loan To Value of 95%. The Borrower is in arrears with other Lenders. Borrower is in contract dispute with Let Me property management agents in respect of rents received. Petition for Bankruptcy registered on Property Register dated 24th July 2017
PAY.03 - New arrears >1mth in past 12mths: Account was operating in order but Borrower has missed the last 2 months CMS for May 2017 and June 2017. Reason due to borrower being in financial difficulties and  unsecured creditors pushing for bankruptcy. Borrower made a small card payment of 10 in May 2017 which has kept arrears below 2 MIA. Borrower had a Bankruptcy Notice registered 24th July 2017 and this has impacted on repayments. LPA instructed 16th August 2017

PAY.02 - Arrears likely to Increase: Borrower is in financial difficulties. Petition for Bankruptcy registered on Property Register dated 24th July 2017.  The arrears are likely to increase while the Bankruptcy progresses and numerous creditors pressure the Borrower for payments. LPA receivers instructed 16th August 2017 Based on the Halifax Indexed valuation the Loan To Value on this stand-alone account is 90%. At this early stage it is not possible to ascertain whether a shortfall will arise.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	93,500.00	13-Dec-06	240	31-Dec-26	Purchase	85	4.89	Interest Only	Endowment	Live	95,553.59	95,553.59	Interest Only	2	95,553.59	Tracker	158.72	1.75		Self-Employed				125,000.00				Maisonette	1900	Leasehold	999	N	1st	7,020.00	151			110,000.00	110,000.00	17-Oct-06	Physical	110,000.00	17-Oct-06	105,773.64	90.34	307.41	1	Card Payment	Unknown	Increase	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None					N					None			N						Y	Savills	16-Aug-17			✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
982	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.33 - Further advance documents missing - Known: Valuation document for the further advance not on file. Lender was aware of this. Not able to do rental coverage calculation for further advance however based on original rental coverage for new repayment would be 129%		CLS	UFSS	Mortgage Express	Individual	62,900.00	30-Nov-06	300	30-Nov-31	Purchase	85	5.15	Interest Only	Unknown	Live	72,226.99	72,226.99	Interest Only	2	72,226.99	Tracker	120.38	1.75		Self-Employed				50,000.04				Terraced House	1890	Freehold	0	N	1st	4,800.00	146			74,000.00	74,000.00	12-Oct-06	Physical	85,000.00	26-Feb-08	87,716.83	82.34	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Transfer of Equity	20-Aug-08	Original loan was in joint names Kenneth & Paula Ingham. Transfer of equity to the sole name of Kenneth Ingham completed 20th August 2008.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
983	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.19% (3 year fixed rate) and rental income 600pm. Gross loan 116,825 and payments of 525pm, giving coverage of 118%. Net loan 115,000 and payments of 497pm, giving coverage of 120%. Underwriting discretion applied - rental income as stated on valuation report increased by additional 50pm (to 650pm) and rental coverage based on this discretion applied 128%.		CLS	UFSS	Mortgage Express	Individual	115,000.00	1-Dec-06	240	31-Dec-26	Purchase	58.97	5.19	Interest Only	Unknown	Live	116,813.33	116,813.33	Interest Only	2	116,813.33	Tracker	194.69	1.75		Employed	Employed	Employed		35,500.00	16,500.00	33,000.00		Flat or Apartment	2006	Leasehold	999	N	1st	7,200.00	118			190,000.00	195,000.00	12-Oct-06	Physical	195,000.00	12-Oct-06	131,096.69	89.1	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
984	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	55,250.00	7-Dec-06	300	31-Dec-31	Purchase	85	4.99	Interest Only	Unknown	Live	56,106.10	56,106.10	Interest Only	2	56,106.10	Tracker	93.51	1.75		Employed				40,000.00				Flat or Apartment	1895	Feudal	0	N	1st	4,200.00	150			71,500.00	65,000.00	16-Oct-06	Physical	65,000.00	16-Oct-06	69,206.31	81.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
985	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Missed August 2016 repayment. Borrower had moved to Australia and rents were to be lodged from letting agent. Minor issue resolved when contact made. Borrower made card payment to clear the arrears in October 2016. No current arrears.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	106,250.00	8-Dec-06	300	31-Dec-31	Purchase	85	4.99	Interest Only	Unknown	Live	108,057.74	108,057.74	Interest Only	2	108,057.74	Tracker	180.1	1.75		Employed				80,000.00				Flat or Apartment	1910	Leasehold	250	N	1st	6,900.00	128			125,000.00	125,000.00	31-Oct-06	Physical	125,000.00	31-Oct-06	131,767.79	82.01	0	0	Direct Debit	Paying	No Current Arrears	Unknown	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
986	12 months PH	B	B	A	✗	✗	✓	RISK.20 - Vulnerability - Mental health: Note dated the 9th January 2017 states that borrower is suffering from depression. His ex-wife is taking legal action to try to get monies from his properties to fund her alcohol addiction	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payment profile is erratic as only 5 payments made in the last 12 months. Payments noted as missed in July, September, November 2016, January, March, April and June 2017. Where payments are being made these are in excess of the monthly payment due and put the account in credit, meaning that the overall arrears situation has not exceeded 1 month in arrears at any point. Currently in credit by 190.60, reason for arrears due to on-going depression and issues with ex spouse putting a strain on finances.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	110,000.00	11-Dec-06	300	31-Dec-31	Remortgage	66.67	5.84	Interest Only	Unknown	Live	114,357.86	114,357.86	Interest Only	2	114,357.86	Tracker	190.6	1.75		Self-Employed				108,000.00				Flat or Apartment	1980	Leasehold	978	N	1st	7,800.00	121			165,000.00	165,000.00	6-Oct-06	Physical	165,000.00	6-Oct-06	229,791.74	49.77	0	0	Bank Payment	Paying	No Current Arrears	Ill Health	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
987	12 months PH	A	B	A	✗	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower is not on a direct debit repayment method. He makes bank payments at a level slightly greater than CMS most months. When a reasonable overpayment amount accrues on the account he then misses repayments some months. This results in the account regularly going from overpayment into arrears, and then back to overpayment. It is an erratic way of operating the account but does not indicate that he is having financial difficulties making repayments. A review of the past 12 months shows the account had an accrued overpayment of 229.94 at the end of May 2016. He missed the June 2016 payment putting the account 21.24 in arrears. He then also missed the July 2016 payment leaving the account 272.42 in arrears. He subsequently made greater than CMS repayments consistently from August 2016 to May 2017 accruing an overpayment amount of 218.21. There is a small current arrears balance of 10.24 as he missed June 2017 payment. A review of the account and notes shows Borrower was up to 6 months in arrears during 2013/2014 but since December 2014 maximum MIA has been < 2 months.
											✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.34% (5 year fixed rate) and rental income 625pm. Gross loan 117,844 and payments of 524pm, giving coverage of 119%. Net loan 115,500 and payments of 514pm, giving coverage of 121%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 121% (within policy)		CLS	UFSS	Mortgage Express	Individual	115,500.00	12-Dec-06	300	31-Dec-31	Remortgage	82.5	5.34	Interest Only	Unknown	Live	125,580.25	125,580.25	Part & Part	2	125,580.25	Tracker	228.45	1.75		Self-Employed				35,000.00				Semi Detached House	2000	Freehold	0	N	1st	7,500.00	119			140,000.00	140,000.00	1-Nov-06	Physical	140,000.00	1-Nov-06	147,579.92	85.09	10.24	0	Bank Payment	Paying	Decrease	Account in credit - payments missed	No ATP	No Active ATP	No ATP								0			None		21-Jan-11	5289		N			21-Jan-11	IO to PAP	Multiple (Specify)	21-Jan-11	Arrears capitalised and account switched from interest only to part and part at the same time in January 2011	Y
Solicitor's letter dated 17th April 2014 sent to Borrower as he was 4MIA. Between April 2014 and December 2014 Borrower made overpayments which cleared the arrears in full. No further litigation action taken.
																																																																																																							N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
988	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	161,500.00	13-Dec-06	300	31-Dec-31	Remortgage	85	5.24	Interest Only	Unknown	Live	163,829.07	163,829.07	Interest Only	2	164,054.07	Tracker	273.05	1.75		Self-Employed				80,000.00				Semi Detached House	1900	Freehold	0	N	1st	12,000.00	135			190,000.00	190,000.00	3-Nov-06	Physical	190,000.00	3-Nov-06	200,287.04	81.8	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
989	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 4.84% (2 year fixed rate) and rental income 685pm. Gross loan 138,551 and payments of 559pm, giving coverage of 122%. Net loan 135,800 and payments of 547pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)		CLS	UFSS	Mortgage Express	Individual	135,800.00	15-Dec-06	300	31-Dec-31	Purchase	82.3	4.84	Interest Only	Unknown	Live	138,541.01	138,541.01	Interest Only	2	138,541.01	Tracker	230.9	1.75		Self-Employed				42,500.00				Detached House	1974	Freehold	0	N	1st	8,220.00	122			165,000.00	165,000.00	15-Nov-06	Physical	165,000.00	15-Nov-06	190,710.76	72.64	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
990	12 months PH	A	B	A	✓	✗	✓		PAY.05 - Account in Credit - Payment Missed/Partial Payments: Borrower is not on direct debit scheme but makes monthly Bank Payments. Account has accrued overpayment totalling 3,837.77 (Borrower has been making overpayments since November 2014). CMS is 331.37 and in the last 12 months the Borrower has been making fixed payments at 400pm. System shows double payments for January 2017 and March 2017 but missed payments for February 2017 and April 2017. This is purely a timing issue as the Borrower payment hit the account one day early (31st of the month)		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	57,400.00	15-Dec-06	180	31-Dec-21	Purchase	70	5.44	Interest Only	Unknown	Live	17,302.63	17,302.63	Repayment	2	21,140.40	Tracker	331.37	1.75		Self-Employed				35,000.00				Flat or Apartment	1900	Feudal	0	N	1st	4,800.00	152			82,000.00	82,000.00	21-Nov-06	Physical	82,000.00	21-Nov-06	87,306.43	19.82	0	0	Bank Payment	Paying	No Current Arrears	Account in credit - payments missed	No ATP	No Active ATP	No ATP								0			None					N			8-Jan-07	IO to REP	Switch to Repayment	8-Jan-07	Initial drawdown on interest only basis 15th December 2006. Borrower changed to repayment effective 8th January 2007. All documentation in order.	N						N			Loan was initially interest only but now switched to repayment. Based on current repayment schedule being maintained the loan should clear within term.	No notes relating to any action to date.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
991	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	59,500.00	18-Dec-06	240	31-Dec-26	Purchase	85	4.99	Interest Only	Unknown	Live	60,421.07	60,421.07	Interest Only	2	60,421.07	Tracker	100.7	1.75		Self-Employed	Self-Employed			30,000.00	30,000.00			Flat or Apartment	1900	Feudal	0	N	1st	6,900.00	228			70,000.00	70,000.00	31-Oct-06	Physical	70,000.00	31-Oct-06	74,529.88	81.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
992	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	128,926.00	18-Dec-06	300	31-Dec-31	Purchase	78.14	4.84	Interest Only	Unknown	Live	131,525.31	131,525.31	Interest Only	2	131,525.31	Tracker	219.21	1.75		Employed				24,000.00				Flat or Apartment	1906	Feudal	0	N	1st	8,400.00	132			165,000.00	165,000.00	9-Nov-06	Physical	165,000.00	9-Nov-06	175,677.56	74.87	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
993	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	75,000.00	19-Dec-06	300	31-Dec-31	Purchase	71.43	5.94	Interest Only	Unknown	Live	75,624.13	75,624.13	Interest Only	1.44	75,624.13	Tracker	90.75	1.19		Self-Employed				50,000.00				Terraced House	1960	Leasehold	800	N	1st	5,820.00	130			105,000.00	105,000.00	12-Oct-06	Physical	105,000.00	12-Oct-06	70,590.53	107.13	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
994	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 4.79% (2 year fixed rate) and rental income 1,125pm. Gross loan 229,790 and payments of 917pm, giving coverage of 123%. Net loan 225,250 and payments of 899pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)		CLS	UFSS	Mortgage Express	Individual	225,250.00	20-Dec-06	240	31-Dec-26	Remortgage	85	4.79	Interest Only	Unknown	Live	229,762.49	229,762.49	Interest Only	2	229,762.49	Tracker	382.94	1.75		Employed				26,000.00				Flat or Apartment	2004	Leasehold	147	N	1st	13,500.00	123			265,000.00	265,000.00	27-Nov-06	Physical	265,000.00	27-Nov-06	369,059.46	62.26	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
995	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	204,000.00	20-Dec-06	300	31-Dec-31	Purchase	84.87	5.15	Interest Only	Unknown	Live	263,492.29	263,492.29	Interest Only	2	263,492.29	Tracker	439.16	1.75		Employed				30,000.00				Flat or Apartment	1920	Leasehold	99	N	1st	16,800.00	157			240,000.00	238,000.00	9-Nov-06	Physical	310,000.00	25-May-07	437,411.13	60.24	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
996	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v8.7 dated 17 Jan 2005. Rate charged 4.99% and rental income 700pm. Gross loan 131985 and payments of 548.84pm, giving coverage of 127%. Net loan 130000 and payments of 540.58pm, giving coverage of 129%. Underwriting discretion applied by adding 50pm to rental income figure supplied on valuers report and rental coverage based on this discretion is 136%.		CLS	UFSS	Mortgage Express	Individual	130,000.00	20-Dec-06	180	31-Dec-21	Purchase	76.02	4.99	Interest Only	Unknown	Live	65,621.77	65,621.77	Interest Only	2.99	65,621.77	Tracker	163.51	2.74		Self-Employed	ND			40,000.00	0.00			Flat or Apartment	2006	Feudal	0	N	1st	8,400.00	136			170,950.00	171,000.00	14-Sep-06	Physical	171,000.00	10-Nov-06	182,065.84	36.04	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None							1-Jan-09			None			N						N			No exit strategy is present at this time	No lender action taken at this time. The loan is on Buy to Let terms and has a remaining term of 4 years	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
997	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	76,500.00	20-Dec-06	300	31-Dec-31	Purchase	85	4.99	Interest Only	Unknown	Live	77,734.20	77,734.20	Interest Only	2	77,734.20	Tracker	129.56	1.75		Self-Employed				33,000.00				Terraced House	1900	Freehold	0	N	1st	5,100.00	131			90,000.00	90,000.00	28-Nov-06	Physical	90,000.00	12-Dec-06	86,542.07	89.82	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
998	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v8.7 dated 17 Jan 2005. Rate charged 5.24% and rental income 450 pm. Gross loan 84153 and payments of 367.47 pm, giving coverage of 122%. Net loan 82875 and payments of 361.88pm, giving coverage of 124%. Underwriting discretion applied to the rental income stated on valuation report by an increase of 50 pm and rental coverage based on this discretion applied 136%.		CLS	UFSS	Mortgage Express	Individual	82,875.00	21-Dec-06	180	31-Dec-21	Purchase	84.57	5.24	Interest Only	Unknown	Live	84,178.71	84,178.71	Interest Only	2	84,178.71	Tracker	140.3	1.75		Self-Employed				75,000.00				Flat or Apartment	2006	Feudal	0	N	1st	5,400.00	136			97,500.00	98,000.00	10-Nov-06	Physical	98,000.00	10-Nov-06	104,341.83	80.68	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No exit strategy is present at this time	No lender action taken at this time. The loan is on Buy to Let terms and has a remaining term of 4 years and 5 months	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓